UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSRS

                              CERTIFIED SHAREHOLDER REPORT OF
                       REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                           U.S. GLOBAL INVESTORS FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

                   Registrant's telephone number, including area
                                code: 210-308-1234

                     Date of fiscal year end: JUNE 30, 2006

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

U.S. GLOBAL INVESTORS FUNDS

 SEMI-ANNUAL REPORT

DECEMBER 31, 2005

(UNAUDITED)



 TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                             1

MANAGEMENT TEAMS' PERSPECTIVES                                     6

EXPENSE EXAMPLE                                                   40

PORTFOLIOS OF INVESTMENTS                                         42

NOTES TO PORTFOLIOS OF INVESTMENTS                                86

STATEMENTS OF ASSETS AND LIABILITIES                              90

STATEMENTS OF OPERATIONS                                          94

STATEMENTS OF CHANGES IN NET ASSETS                               98

NOTES TO FINANCIAL STATEMENTS                                    104

FINANCIAL HIGHLIGHTS                                             115

ADDITIONAL INFORMATION                                           120

 NASDAQ SYMBOLS

U.S. TREASURY SECURITIES CASH FUND                             USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND                        UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

CHINA REGION OPPORTUNITY FUND                                  USCOX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD SHARES FUND                                               USERX





[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1.800.US.FUNDS
Fax 210.308.1217
www.usfunds.com

 U.S. GLOBAL INVESTORS FUNDS

DEAR SHAREHOLDER


As we complete the first six months of the fiscal
year for the U.S. Global Investors Funds series,
we are pleased with the performance of our funds.
All nine of the Investors Funds finished 2005 in          [PHOTO]
positive territory with all five equity funds having impressive double-digit returns, especially the gold and natural resources funds, and we have several category leaders.

MORNINGSTAR LISTED THE GLOBAL RESOURCES FUND (PSPFX) #1 FOR ALL
FUNDS FOR THE THREE-YEAR AND FIVE-YEAR PERIODS.

Morningstar recognized the Global Resources Fund (PSPFX) for its top performance as of year-end. The Global Resources Fund is ranked #1 out of 10,366 domestic stock funds for the three-year total annualized return and #1 out of 8,905 domestic stock funds for the five-year total annualized return as of December 31, 2005.

LIPPER RANKED THREE U.S. GLOBAL INVESTORS FUNDS #1 IN THEIR
CATEGORIES.

The Global Resources Fund (PSPFX) ranked #1 in the Natural Resource Funds Category, and the World Precious Minerals Fund (UNWPX) ranked #1 in the Gold Oriented Funds Category for the three- and five-year time periods. In addition, Lipper ranked the China Region Opportunity Fund (USCOX) as #1 in the China Region Funds Category for the one- and three-year time periods. All rankings are for the time period ending December 31, 2005.

ONE OF THE MOST POWERFUL HISTORICAL INTERRELATIONSHIP SYSTEMS IS
BETWEEN OIL AND GOLD.

We are in a great secular bull market for commodities, and gold is of particular importance because of its relationship to oil. Oil exporting countries, such as Russia and Saudi Arabia, have the potential to earn over $700 billion from selling oil. Many of those petro-dollars have been diversified into gold as an asset class. In November 2005, the Russian government announced that its gold reserves as a portion of its overall reserves may be doubled in 2006, increasing from 5 to 10 percent. Russia already has 500 tons of gold in reserve, and doubling its reserve in gold would consume annual gold output for approximately three years. This announcement helped the price of gold rapidly move to over $500 an ounce. With the global economy continuing to grow rapidly, the demand for gold, oil and precious metals is now exceeding the supply and is projected to continue to grow well beyond 2006.

 U.S. GLOBAL INVESTORS FUNDS


These drivers have helped the Global Resources Fund (PSPFX), World Precious Minerals Fund (UNWPX) and Gold Shares Fund (USERX) deliver impressive annualized total returns from 30 to nearly 50 percent, as of December 31, 2005.

                        [Performance Chart]

-------------------------------------------------------------------------------------
* Annualized Total Return

Ticker        One-Year        Three-Year Total        Five-Year           Ten-Year
Symbol      Total Return          Return*           Total Return*       Total Return*
PSPFX          48.97%             57.03%                31.59%             14.89%

UNWPX          30.89%             36.52%                38.07%              4.88%

USERX          32.80%             27.54%                33.12%             (4.84%)

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Recent returns were achieved during favorable market conditions, especially within the natural resources and gold sectors.
-------------------------------------------------------------------------------

While some periods have been volatile at times, we believe that the gold and natural resource markets will continue to offer investors exceptional investment opportunities. However, we always like to remind investors that according to Roger Gibson's best-selling book, "Asset Allocation. Balancing Financial Risk," it is important to diversify between different asset classes. Mr. Gibson recommends that investors should consider allocating equally between the four major asset classes including fixed income, domestic equities, global equities and hard assets (commodities, real estate, precious minerals, etc.). Investors should limit their hard assets exposure to 25 percent of their portfolio in natural resource stocks and mutual funds and rebalance every year. In addition, Mr. Gibson recommends that investors should also maintain 25 percent of their portfolio in international stocks and mutual funds.

We are still bullish on the China region because of government policies for peace and prosperity. China is spending much of its resources on its infrastructure, much of it being directed to the rural areas, highways and ports. Technology is also fairly bullish in this region, a driver that is particularly good for both Taiwan and Korea since their economies are concentrated in electronics. The PC replacement cycle is a catalyst that we think will positively affect the China region. Microsoft's new operating system, Vista, may cause an increase among consumers and businesses to upgrade their computers, requiring newer parts. Apple is beginning to use the flash memory that Intel and Micron (a China region-based provider of advanced semiconductor solutions) are working cooperatively to create. These are good indicators that the demand for technology is probably somewhat sustainable.

 U.S. GLOBAL INVESTORS FUNDS


As you already know, high double digit returns are not always what the markets deliver, so it is important that we circle back and remind investors of an important investment cycle and a few strategies that we have talked about in the past.

It is also important we revisit how markets perform differently during certain years of a Presidential election cycle. Historically, the first two years of a Presidential cycle (which we are in) tend to be the roughest due to the President pushing his toughest or most controversial policies early in his term. Stimulating policies are usually saved for the third and fourth years of a term to help the President gain approval for the upcoming elections. The chart below shows how George W. Bush's second term in office and the past performance of the S&P 500 during the last 13 Presidential cycles correspond almost identically. Notice that prior to the 24th month, the market again starts to rally.


PRESIDENTIAL CYCLE ON CYCLE COMPARISON
S&P 500 Monthly Closing Price, Through =100

           [Presidential Cycle on Cycle Comparison Graph]


        Month       Value       Month#  Normalized value           Month #     Value             GW Bush
                                                                 (in cycle)   S&P Index           Value
     31-Jan-06     1280.08           1    108.3647
     30-Dec-05    1,248.29          12    105.6736                  48          136.4888
     30-Nov-05     1249.48          11    105.7743                  47          135.3369
     31-Oct-05     1207.01          10     102.179                  46          133.4098
     30-Sep-05     1228.81           9    104.0245                  45          132.4815
     31-Aug-05     1220.33           8    103.3066                  44          132.3413
     31-Jul-05     1231.23           7    104.2293                  43          131.1343
     30-Jun-05     1191.33           6    100.8516                  42          130.8638
     31-May-05      1191.5           5     100.866                  41          128.6756
      2-May-05     1198.78           5    101.4823                  40          129.2244
      1-Apr-05     1156.85           4    97.93273                  39          128.3805
      1-Mar-05     1180.59           3    99.94243                  38          127.2166
      1-Feb-05      1203.6           2    101.8903                  37          126.6793
      3-Jan-05     1181.27           1         100                  36          126.8812
      1-Dec-04     1211.92          12     88.7197                  35          122.4237
      1-Nov-04     1173.82          11    85.93056                  34          121.4518
      1-Oct-04      1130.2          10    82.73732                  33          124.2562
      1-Sep-04     1114.58           9    81.59384                  32          125.1559
      2-Aug-04     1104.24           8    80.83689                  31          123.7268
      1-Jul-04     1101.72           7    80.65241                  30          122.1418
      1-Jun-04     1140.84           6    83.51623                  29          119.4683
      3-May-04     1120.68           5     82.0404                  28          119.2493
      1-Apr-04      1107.3           4     81.0609                  27          115.5354
      1-Mar-04     1126.21           3    82.44522                  26          112.6319
      2-Feb-04     1144.94           2    83.81637                  25          111.6695
      2-Jan-04     1131.13           1     82.8054                  24          106.7919
      1-Dec-03     1111.92          12    81.39911                  23          104.8595
      3-Nov-03      1058.2          11    77.46649                  22          101.3989
      1-Oct-03     1050.71          10    76.91818                  21          98.47699
      2-Sep-03      995.97           9    72.91089                  20          99.70706
      1-Aug-03     1008.01           8    73.79229                  19          101.1586
      1-Jul-03      990.31           7    72.49654                  18          100.8077
      2-Jun-03       974.5           6    71.33916                  17          102.1378
      1-May-03      963.59           5    70.54048                  16          102.4944
      1-Apr-03      916.92           4    67.12396                  15          102.8664
      3-Mar-03      848.18           3    62.09179                  14          101.5782          108.3647
      3-Feb-03      841.15           2    61.57715                  13          100.9828          105.6736
      2-Jan-03       855.7           1    62.64229                  12          102.1685          105.7743
      2-Dec-02      879.82          12    64.40802                  11          101.7056           102.179
      1-Nov-02      936.31          11    68.54342                  10          100.4451          104.0245
      1-Oct-02      885.76          10    64.84286                   9          99.53432          103.3066
      3-Sep-02      815.28           9    59.68331                   8          100.7208          104.2293
      1-Aug-02      916.07           8    67.06173                   7          102.5551          100.8516
      1-Jul-02      911.62           7    66.73597                   6          100.9249           100.866
      3-Jun-02      989.82           6    72.46067                   5          101.6825          101.4823
      1-May-02     1067.14           5    78.12095                   4          100.2676          97.93273
      1-Apr-02     1076.92           4     78.8369                   3          99.11031          99.94243
      1-Mar-02     1147.39           3    83.99572                   2          99.12434          101.8903
      1-Feb-02     1106.73           2    81.01917                   1               100               100
      2-Jan-02      1130.2           1    82.73732
      3-Dec-01     1148.08          12    84.04624
      1-Nov-01     1139.45          11    83.41447
      1-Oct-01     1059.78          10    77.58216
      4-Sep-01     1040.94           9    76.20296
      1-Aug-01     1133.58           8    82.98475
      2-Jul-01     1211.23           7    88.66919
      1-Jun-01     1224.38           6    89.63185
      1-May-01     1255.82           5    91.93344
      2-Apr-01     1249.46           4    91.46785
      1-Mar-01     1160.33           3    84.94301
      1-Feb-01     1239.94           2    90.77093
      2-Jan-01     1366.01           1         100
      1-Dec-00     1320.28          12    167.9404
      1-Nov-00     1314.95          11    167.2624
      2-Oct-00      1429.4          10    181.8205
      1-Sep-00     1436.51           9    182.7249
      1-Aug-00     1517.68           8    193.0498
      3-Jul-00     1430.83           7    182.0024
      1-Jun-00      1454.6           6    185.0259
      1-May-00      1420.6           5    180.7011
      3-Apr-00     1452.43           4    184.7499
      1-Mar-00     1498.58           3    190.6202
      1-Feb-00     1366.42           2    173.8094
      3-Jan-00     1394.46           1    177.3761
      1-Dec-99     1469.25          12    186.8894
      1-Nov-99     1388.91          11    176.6701
      1-Oct-99     1362.93          10    173.3655
      1-Sep-99     1282.71           9    163.1614
      2-Aug-99     1320.41           8    167.9569
      1-Jul-99     1328.72           7    169.0139
      1-Jun-99     1372.71           6    174.6095
      3-May-99     1301.84           5    165.5948
      1-Apr-99     1335.18           4    169.8357
      1-Mar-99     1286.37           3     163.627
      1-Feb-99     1238.33           2    157.5163
      4-Jan-99     1279.64           1    162.7709
      1-Dec-98     1229.23          12    156.3588
      2-Nov-98     1163.63          11    148.0144
      1-Oct-98     1098.67          10    139.7515
      1-Sep-98     1017.01           9    129.3643
      3-Aug-98      957.28           8    121.7666
      1-Jul-98     1120.67           7    142.5499
      1-Jun-98     1133.84           6    144.2251
      1-May-98     1090.82           5    138.7529
      1-Apr-98     1111.75           4    141.4152
      2-Mar-98     1101.75           3    140.1432
      2-Feb-98     1049.34           2    133.4766
      2-Jan-98      980.28           1    124.6922
      1-Dec-97      970.43          12    123.4392
      3-Nov-97       955.4          11    121.5274
      1-Oct-97      914.62          10    116.3402
      2-Sep-97      947.28           9    120.4946
      1-Aug-97      899.47           8    114.4131
      1-Jul-97      954.31           7    121.3888
      2-Jun-97      885.14           6    112.5903
      1-May-97      848.28           5    107.9017
      1-Apr-97      801.34           4    101.9309
      3-Mar-97      757.12           3     96.3061
      3-Feb-97      790.82           2    100.5928
      2-Jan-97      786.16           1         100
      2-Dec-96      740.74          12    168.8181
      1-Nov-96      757.02          11    172.5284
      1-Oct-96      705.27          10    160.7343
      3-Sep-96      687.33           9    156.6457
      1-Aug-96      651.99           8    148.5915
      1-Jul-96      639.95           7    145.8476
      3-Jun-96      670.63           6    152.8397
      1-May-96      669.12           5    152.4956
      1-Apr-96      654.17           4    149.0884
      1-Mar-96       645.5           3    147.1124
      1-Feb-96      640.43           2     145.957
      2-Jan-96      636.02           1    144.9519
      1-Dec-95      615.93          12    140.3733
      1-Nov-95      605.37          11    137.9666
      2-Oct-95       581.5          10    132.5266
      1-Sep-95      584.41           9    133.1898
      1-Aug-95      561.88           8    128.0551
      3-Jul-95      562.06           7    128.0961
      1-Jun-95      544.75           6    124.1511
      1-May-95       533.4           5    121.5643
      3-Apr-95      514.71           4    117.3048
      1-Mar-95      500.71           3    114.1141
      1-Feb-95      487.39           2    111.0784
      3-Jan-95      470.42           1    107.2109
      1-Dec-94      459.27          12    104.6698
      1-Nov-94      453.69          11    103.3981
      3-Oct-94      472.35          10    107.6508
      1-Sep-94      462.71           9    105.4538
      1-Aug-94      475.49           8    108.3664
      1-Jul-94      458.26           7    104.4396
      1-Jun-94      444.27           6    101.2512
      2-May-94       456.5           5    104.0385
      4-Apr-94      450.91           4    102.7645
      1-Mar-94      445.77           3    101.5931
      1-Feb-94      467.14           2    106.4634
      3-Jan-94      481.61           1    109.7612
      1-Dec-93      466.45          12    106.3061
      1-Nov-93      461.79          11    105.2441
      1-Oct-93      467.83          10    106.6206
      1-Sep-93      458.93           9    104.5923
      2-Aug-93      463.56           8    105.6475
      1-Jul-93      448.13           7    102.1309
      1-Jun-93      450.53           6    102.6779
      3-May-93      450.19           5    102.6004
      1-Apr-93      440.19           4    100.3213
      1-Mar-93      451.67           3    102.9377
      1-Feb-93      443.38           2    101.0484
      4-Jan-93      438.78           1         100
      1-Dec-92      435.71          12    158.9718
      2-Nov-92      431.35          11    157.3811
      1-Oct-92      418.68          10    152.7583
      1-Sep-92       417.8           9    152.4372
      3-Aug-92      414.03           8    151.0617
      1-Jul-92      424.21           7     154.776
      1-Jun-92      408.14           6    148.9127
      1-May-92      415.35           5    151.5433
      1-Apr-92      414.95           4    151.3974
      2-Mar-92      403.69           3    147.2891
      3-Feb-92       412.7           2    150.5765
      2-Jan-92      408.78           1    149.1462
      2-Dec-91      417.09          12    152.1782
      1-Nov-91      375.22          11    136.9016
      1-Oct-91      392.45          10    143.1881
      3-Sep-91      387.86           9    141.5134
      1-Aug-91      395.43           8    144.2754
      1-Jul-91      387.81           7    141.4952
      3-Jun-91      371.16           6    135.4203
      1-May-91      389.83           5    142.2322
      1-Apr-91      375.34           4    136.9454
      1-Mar-91      375.22           3    136.9016
      1-Feb-91      367.07           2    133.9281
      2-Jan-91      343.93           1    125.4853
      3-Dec-90      330.22          12    120.4831
      1-Nov-90      322.22          11    117.5642
      1-Oct-90         304          10    110.9165
      4-Sep-90      306.05           9    111.6645
      1-Aug-90      322.56           8    117.6883
      2-Jul-90      356.15           7    129.9438
      1-Jun-90      358.02           6    130.6261
      1-May-90      361.23           5    131.7973
      2-Apr-90       330.8           4    120.6947
      1-Mar-90      339.94           3    124.0295
      1-Feb-90      331.89           2    121.0924
      2-Jan-90      329.08           1    120.0671
      1-Dec-89       353.4          12    128.9405
      1-Nov-89      345.99          11    126.2369
      2-Oct-89      340.36          10    124.1827
      1-Sep-89      349.15           9    127.3898
      1-Aug-89      351.45           8     128.229
      3-Jul-89      346.08           7    126.2697
      1-Jun-89      317.98           6    116.0172
      1-May-89      320.52           5     116.944
      3-Apr-89      309.64           4    112.9743
      1-Mar-89      294.87           3    107.5854
      1-Feb-89      288.86           2    105.3926
      3-Jan-89      297.47           1         100
      1-Dec-88      277.72          12    154.6067
      1-Nov-88       273.7          11    152.3688
      3-Oct-88      278.97          10    155.3026
      1-Sep-88      271.91           9    151.3723
      1-Aug-88      261.52           8    145.5882
      1-Jul-88      272.02           7    151.4335
      1-Jun-88       273.5           6    152.2574
      2-May-88      262.16           5    145.9444
      4-Apr-88      261.33           4    145.4824
      1-Mar-88      258.89           3     144.124
      1-Feb-88      267.82           2    149.0954
      4-Jan-88      257.07           1    143.1108
      1-Dec-87      247.08          12    137.5494
      2-Nov-87       230.3          11     128.208
      1-Oct-87      251.79          10    140.1715
      1-Sep-87      321.83           9    179.1627
      3-Aug-87       329.8           8    183.5996
      1-Jul-87      318.66           7     177.398
      1-Jun-87         304           6    169.2368
      1-May-87       290.1           5    161.4986
      1-Apr-87      288.36           4      160.53
      2-Mar-87       291.7           3    162.3894
      2-Feb-87       284.2           2    158.2141
      2-Jan-87      274.08           1    152.5803
      1-Dec-86      242.17          12     134.816
      3-Nov-86      249.22          11    138.7407
      1-Oct-86      243.98          10    135.8236
      2-Sep-86      231.32           9    128.7758
      1-Aug-86      252.93           8    140.8061
      1-Jul-86      236.12           7     131.448
      2-Jun-86      250.84           6    139.6426
      1-May-86      247.35           5    137.6997
      1-Apr-86      235.52           4     131.114
      3-Mar-86       238.9           3    132.9956
      3-Feb-86      226.92           2    126.3263
      2-Jan-86      211.78           1    117.8979
      2-Dec-85      211.28          12    117.6196
      1-Nov-85      202.17          11     112.548
      1-Oct-85      189.82          10    105.6728
      3-Sep-85      182.08           9    101.3639
      1-Aug-85      188.63           8    105.0103
      1-Jul-85      190.92           7    106.2851
      3-Jun-85      191.85           6    106.8029
      1-May-85      189.55           5    105.5225
      1-Apr-85      179.83           4    100.1113
      1-Mar-85      180.66           3    100.5734
      1-Feb-85      181.18           2    100.8629
      2-Jan-85      179.63           1         100
      3-Dec-84      167.24          12     129.093
      1-Nov-84      163.58          11    126.2679
      1-Oct-84      166.09          10    128.2053
      4-Sep-84       166.1           9     128.213
      1-Aug-84      166.68           8    128.6607
      2-Jul-84      150.66           7    116.2949
      1-Jun-84      153.18           6    118.2401
      1-May-84      150.55           5      116.21
      2-Apr-84      160.05           4     123.543
      1-Mar-84      159.18           3    122.8715
      1-Feb-84      157.06           2     121.235
      3-Jan-84      163.41           1    126.1366
      1-Dec-83      164.93          12    127.3099
      1-Nov-83       166.4          11    128.4446
      3-Oct-83      163.55          10    126.2447
      1-Sep-83      166.07           9    128.1899
      1-Aug-83       164.4           8    126.9008
      1-Jul-83      162.56           7    125.4805
      1-Jun-83      167.64           6    129.4018
      2-May-83      162.39           5    125.3493
      4-Apr-83      164.43           4     126.924
      1-Mar-83      152.96           3    118.0702
      1-Feb-83      148.06           2    114.2879
      3-Jan-83       145.3           1    112.1575
      1-Dec-82      140.64          12    108.5604
      1-Nov-82      138.53          11    106.9317
      1-Oct-82      133.72          10    103.2188
      1-Sep-82      120.42           9    92.95253
      2-Aug-82      119.51           8     92.2501
      1-Jul-82      107.09           7    82.66306
      1-Jun-82      109.61           6    84.60826
      3-May-82      111.88           5    86.36048
      1-Apr-82      116.44           4    89.88036
      1-Mar-82      111.96           3    86.42223
      1-Feb-82      113.11           2    87.30992
      4-Jan-82       120.4           1    92.93709
      1-Dec-81      122.55          12    94.59668
      2-Nov-81      126.35          11    97.52991
      1-Oct-81      121.89          10    94.08723
      1-Sep-81      116.18           9    89.67966
      3-Aug-81      122.79           8    94.78194
      1-Jul-81      130.92           7    101.0575
      1-Jun-81      131.21           6    101.2814
      1-May-81      132.59           5    102.3466
      1-Apr-81      132.81           4    102.5164
      2-Mar-81         136           3    104.9788
      2-Feb-81      131.27           2    101.3277
      2-Jan-81      129.55           1         100
      1-Dec-80      135.76          12    133.0589
      3-Nov-80      140.52          11    137.7242
      1-Oct-80      127.47          10    124.9338
      2-Sep-80      125.46           9    122.9638
      1-Aug-80      122.38           8    119.9451
      1-Jul-80      121.67           7    119.2492
      2-Jun-80      114.24           6    111.9671
      1-May-80      111.24           5    109.0268
      1-Apr-80      106.29           4    104.1752
      3-Mar-80      102.09           3    100.0588
      1-Feb-80      113.66           2    111.3986
      2-Jan-80      114.16           1    111.8887
      3-Dec-79      107.94          12    105.7924
      1-Nov-79      106.16          11    104.0478
      1-Oct-79      101.82          10    99.79418
      4-Sep-79      109.32           9     107.145
      1-Aug-79      109.32           8     107.145
      2-Jul-79      103.81           7    101.7446
      1-Jun-79      102.91           6    100.8625
      1-May-79       99.08           5    97.10869
      2-Apr-79      101.76           4    99.73537
      1-Mar-79      101.59           3    99.56875
      1-Feb-79       96.28           2     94.3644
      2-Jan-79       99.93           1    97.94178
      1-Dec-78       96.11          12    94.19778
      1-Nov-78        94.7          11    92.81584
      2-Oct-78       93.15          10    91.29668
      1-Sep-78      102.54           9    100.4999
      1-Aug-78      103.29           8    101.2349
      3-Jul-78      100.68           7    98.67686
      1-Jun-78       95.53           6    93.62932
      1-May-78       97.24           5     95.3053
      3-Apr-78       96.83           4    94.90346
      1-Mar-78       89.21           3    87.43507
      1-Feb-78       87.04           2    85.30824
      3-Jan-78       89.25           1    87.47427
      1-Dec-77        95.1          12    93.20788
      1-Nov-77       94.83          11    92.94325
      3-Oct-77       92.34          10    90.50279
      1-Sep-77       96.53           9    94.60943
      1-Aug-77       96.77           8    94.84465
      1-Jul-77       98.85           7    96.88327
      1-Jun-77      100.48           6    98.48084
      2-May-77       96.12           5    94.20759
      1-Apr-77       98.44           4    96.48143
      1-Mar-77       98.42           3    96.46182
      1-Feb-77       99.82           2    97.83397
      3-Jan-77      102.03           1         100
      1-Dec-76      107.46          12    92.61398
      1-Nov-76       102.1          11    87.99448
      1-Oct-76       102.9          10    88.68396
      1-Sep-76      105.24           9    90.70068
      2-Aug-76      102.91           8    88.69258
      1-Jul-76      103.44           7    89.14936
      1-Jun-76      104.28           6    89.87331
      3-May-76      100.18           5    86.33974
      1-Apr-76      101.64           4    87.59803
      1-Mar-76      102.77           3    88.57192
      2-Feb-76       99.71           2    85.93467
      2-Jan-76      100.86           1     86.9258
      1-Dec-75       90.19          12     77.7299
      3-Nov-75       91.24          11    78.63484
      1-Oct-75       89.04          10    76.73877
      2-Sep-75       83.87           9    72.28303
      1-Aug-75       86.88           8    74.87719
      1-Jul-75       88.75           7    76.48884
      2-Jun-75       95.19           6    82.03913
      1-May-75       91.15           5    78.55727
      1-Apr-75        87.3           4    75.23916
      3-Mar-75       83.36           3    71.84349
      3-Feb-75       81.59           2    70.31802
      2-Jan-75       76.98           1    66.34491
      2-Dec-74       68.56          12    59.08817
      1-Nov-74       69.97          11    60.30337
      1-Oct-74        73.9          10    63.69042
      3-Sep-74       63.54           9     54.7617
      1-Aug-74       72.15           8    62.18219
      1-Jul-74       79.31           7    68.35301
      3-Jun-74          86           6    74.11876
      1-May-74       87.28           5    75.22193
      1-Apr-74       90.31           4    77.83332
      1-Mar-74       93.98           3    80.99629
      1-Feb-74       96.22           2    82.92683
      2-Jan-74       96.57           1    83.22848
      3-Dec-73       97.55          12    84.07308
      1-Nov-73       95.96          11    82.70275
      1-Oct-73      108.29          10    93.32931
      4-Sep-73      108.43           9    93.44997
      1-Aug-73      104.25           8    89.84745
      2-Jul-73      108.22           7    93.26898
      1-Jun-73      104.26           6    89.85607
      1-May-73      104.95           5    90.45075
      2-Apr-73      106.97           4    92.19167
      1-Mar-73      111.52           3    96.11307
      1-Feb-73      111.68           2    96.25097
      2-Jan-73      116.03           1         100
      1-Dec-72      118.05          12    114.6005
      1-Nov-72      116.67          11    113.2608
      2-Oct-72      111.58          10    108.3196
      1-Sep-72      110.55           9    107.3197
      1-Aug-72      111.09           8    107.8439
      3-Jul-72      107.39           7     104.252
      1-Jun-72      107.14           6    104.0093
      1-May-72      109.53           5    106.3295
      3-Apr-72      107.67           4    104.5238
      1-Mar-72       107.2           3    104.0676
      1-Feb-72      106.57           2     103.456
      3-Jan-72      103.94           1    100.9028
      1-Dec-71      102.09          12    99.10688
      1-Nov-71       93.99          11    91.24357
      1-Oct-71       94.23          10    91.47656
      1-Sep-71       98.34           9    95.46646
      2-Aug-71       99.03           8     96.1363
      1-Jul-71       95.58           7    92.78711
      1-Jun-71        98.7           6    95.81594
      3-May-71       99.63           5    96.71877
      1-Apr-71      103.95           4    100.9125
      1-Mar-71      100.31           3     97.3789
      1-Feb-71       96.75           2    93.92292
      4-Jan-71       95.88           1    93.07834
      1-Dec-70       92.15          12    89.45733
      2-Nov-70        87.2          11    84.65198
      1-Oct-70       83.25          10     80.8174
      1-Sep-70        84.3           9    81.83671
      3-Aug-70       81.52           8    79.13795
      1-Jul-70       78.05           7    75.76934
      1-Jun-70       72.72           6    70.59509
      1-May-70       76.55           5    74.31317
      1-Apr-70       81.52           4    79.13795
      2-Mar-70       89.63           3    87.01097
      2-Feb-70        89.5           2    86.88477
      2-Jan-70       85.02           1    82.53568
      1-Dec-69       92.06          12    89.36996
      3-Nov-69       93.81          11    91.06883
      1-Oct-69       97.12          10    94.28211
      2-Sep-69       93.12           9    90.39899
      1-Aug-69       95.51           8    92.71915
      1-Jul-69       91.83           7    89.14668
      2-Jun-69       97.71           6    94.85487
      1-May-69      103.46           5    100.4369
      1-Apr-69      103.69           4    100.6601
      3-Mar-69      101.51           3    98.54383
      3-Feb-69       98.13           2     95.2626
      2-Jan-69      103.01           1         100
      2-Dec-68      103.86          12    118.6158
      1-Nov-68      108.37          11    123.7666
      1-Oct-68      103.41          10    118.1019
      3-Sep-68      102.67           9    117.2567
      1-Aug-68       98.86           8    112.9054
      1-Jul-68       97.74           7    111.6263
      3-Jun-68       99.58           6    113.7277
      1-May-68       98.68           5    112.6999
      1-Apr-68       97.46           4    111.3065
      1-Mar-68        90.2           3    103.0151
      1-Feb-68       89.36           2    102.0557
      2-Jan-68       92.24           1    105.3449
      1-Dec-67       96.47          12    110.1759
      1-Nov-67          94          11     107.355
      2-Oct-67        93.3          10    106.5555
      1-Sep-67       96.71           9      110.45
      1-Aug-67       93.64           8    106.9438
      3-Jul-67       94.75           7    108.2115
      1-Jun-67       90.64           6    103.5176
      1-May-67       89.08           5     101.736
      3-Apr-67       94.01           4    107.3664
      1-Mar-67        90.2           3    103.0151
      1-Feb-67       86.78           2    99.10918
      3-Jan-67       86.61           1    98.91503
      1-Dec-66       80.33          12     91.7428
      1-Nov-66       80.45          11    91.87985
      3-Oct-66        80.2          10    91.59434
      1-Sep-66       76.56           9    87.43719
      1-Aug-66        77.1           8    88.05391
      1-Jul-66        83.6           7    95.47739
      1-Jun-66       84.74           6    96.77935
      2-May-66       86.13           5    98.36683
      1-Apr-66       91.06           4    103.9973
      1-Mar-66       89.23           3    101.9073
      1-Feb-66       91.22           2      104.18
      3-Jan-66       92.88           1    106.0758
      1-Dec-65       92.43          12    105.5619
      1-Nov-65       91.61          11    104.6254
      1-Oct-65       92.42          10    105.5505
      1-Sep-65       89.96           9     102.741
      2-Aug-65       87.17           8    99.55459
      1-Jul-65       85.25           7    97.36181
      1-Jun-65       84.12           6    96.07127
      3-May-65       88.42           5    100.9822
      1-Apr-65       89.11           4    101.7702
      1-Mar-65       86.16           3     98.4011
      1-Feb-65       87.43           2    99.85153
      4-Jan-65       87.56           1         100
      1-Dec-64       84.75          12    137.1803
      2-Nov-64       84.42          11    136.6462
      1-Oct-64       84.86          10    137.3584
      1-Sep-64       84.18           9    136.2577
      3-Aug-64       81.83           8    132.4539
      1-Jul-64       83.18           7     134.639
      1-Jun-64       81.69           6    132.2273
      1-May-64       80.37           5    130.0906
      1-Apr-64       79.46           4    128.6177
      2-Mar-64       78.98           3    127.8407
      3-Feb-64        77.8           2    125.9307
      2-Jan-64       77.04           1    124.7006
      2-Dec-63       75.02          12    121.4309
      1-Nov-63       73.23          11    118.5335
      1-Oct-63       74.01          10    119.7961
      3-Sep-63        71.7           9     116.057
      1-Aug-63        72.5           8    117.3519
      1-Jul-63       69.13           7    111.8971
      3-Jun-63       69.37           6    112.2855
      1-May-63        70.8           5    114.6002
      1-Apr-63        69.8           4    112.9815
      1-Mar-63       66.57           3    107.7533
      1-Feb-63       64.29           2    104.0628
      2-Jan-63        66.2           1    107.1544
      3-Dec-62        63.1          12    102.1366
      1-Nov-62       62.26          11     100.777
      1-Oct-62       56.52          10    91.48592
      4-Sep-62       56.27           9    91.08126
      1-Aug-62       59.12           8     95.6944
      2-Jul-62       58.23           7     94.2538
      1-Jun-62       54.75           6    88.62091
      1-May-62       59.63           5    96.51991
      2-Apr-62       65.24           4    105.6005
      1-Mar-62       69.55           3    112.5769
      1-Feb-62       69.96           2    113.2405
      2-Jan-62       68.84           1    111.4276
      1-Dec-61       71.55          12    115.8142
      1-Nov-61       71.32          11    115.4419
      2-Oct-61       68.62          10    111.0715
      1-Sep-61       66.73           9    108.0123
      1-Aug-61       68.07           8    110.1813
      3-Jul-61       66.76           7    108.0609
      1-Jun-61       64.64           6    104.6293
      1-May-61       66.56           5    107.7371
      3-Apr-61       65.31           4    105.7138
      1-Mar-61       65.06           3    105.3092
      1-Feb-61       63.44           2     102.687
      3-Jan-61       61.78           1         100
      1-Dec-60       58.11          12    129.9419
      1-Nov-60       55.54          11     124.195
      3-Oct-60       53.39          10    119.3873
      1-Sep-60       53.52           9     119.678
      1-Aug-60       56.96           8    127.3703
      1-Jul-60       55.51           7    124.1279
      1-Jun-60       56.92           6    127.2809
      2-May-60       55.83           5    124.8435
      1-Apr-60       54.37           4    121.5787
      1-Mar-60       55.34           3    123.7478
      1-Feb-60       56.12           2    125.4919
      4-Jan-60       55.61           1    124.3515
      1-Dec-59       59.89          12    133.9222
      2-Nov-59       58.28          11     130.322
      1-Oct-59       57.52          10    128.6225
      1-Sep-59       56.88           9    127.1914
      3-Aug-59        59.6           8    133.2737
      1-Jul-59       60.51           7    135.3086
      1-Jun-59       58.47           6    130.7469
      1-May-59       58.68           5    131.2165
      1-Apr-59       57.59           4    128.7791
      2-Mar-59       55.44           3    123.9714
      2-Feb-59       55.41           2    123.9043
      2-Jan-59       55.45           1    123.9937
      1-Dec-58       55.21          12    123.4571
      3-Nov-58       52.48          11    117.3524
      1-Oct-58       51.33          10    114.7809
      2-Sep-58       50.06           9     111.941
      1-Aug-58       47.75           8    106.7755
      1-Jul-58       47.19           7    105.5233
      2-Jun-58       45.24           6    101.1628
      1-May-58       44.09           5    98.59123
      1-Apr-58       43.44           4    97.13775
      3-Mar-58        42.1           3    94.14132
      3-Feb-58       40.84           2    91.32379
      2-Jan-58        41.7           1    93.24687
      2-Dec-57       39.99          12    89.42308
      1-Nov-57       41.72          11    93.29159
      1-Oct-57       41.06          10    91.81574
      3-Sep-57       42.42           9    94.85689
      1-Aug-57       45.22           8    101.1181
      1-Jul-57       47.91           7    107.1333
      3-Jun-57       47.37           6    105.9258
      1-May-57       47.43           5    106.0599
      1-Apr-57       45.74           4    102.2809
      1-Mar-57       44.11           3    98.63596
      1-Feb-57       43.26           2    96.73524
      2-Jan-57       44.72           1         100
      3-Dec-56       46.67          12    180.1931
      1-Nov-56       45.08          11    174.0541
      1-Oct-56       45.58          10    175.9846
      4-Sep-56       45.35           9    175.0965
      1-Aug-56       47.51           8    183.4363
      2-Jul-56       49.39           7     190.695
      1-Jun-56       46.97           6    181.3514
      1-May-56        45.2           5    174.5174
      2-Apr-56       48.38           4    186.7954
      1-Mar-56       48.48           3    187.1815
      1-Feb-56       45.34           2    175.0579
      3-Jan-56       43.82           1    169.1892
      1-Dec-55       45.48          12    175.5985
      1-Nov-55       45.51          11    175.7143
      3-Oct-55       42.34          10    163.4749
      1-Sep-55       43.67           9      168.61
      1-Aug-55       43.18           8    166.7181
      1-Jul-55       43.52           7    168.0309
      1-Jun-55       41.03           6     158.417
      2-May-55       37.91           5    146.3707
      1-Apr-55       37.96           4    146.5637
      1-Mar-55       36.58           3    141.2355
      1-Feb-55       36.76           2    141.9305
      3-Jan-55       36.63           1    141.4286
      1-Dec-54       35.98          12    138.9189
      1-Nov-54       34.24          11    132.2008
      1-Oct-54       31.68          10    122.3166
      1-Sep-54       32.31           9     124.749
      2-Aug-54       29.83           8    115.1737
      1-Jul-54       30.88           7    119.2278
      1-Jun-54       29.21           6    112.7799
      3-May-54       29.19           5    112.7027
      1-Apr-54       28.26           4     109.112
      1-Mar-54       26.94           3    104.0154
      1-Feb-54       26.15           2    100.9653
      4-Jan-54       26.08           1     100.695
      1-Dec-53       24.81          12    95.79151
      2-Nov-53       24.76          11    95.59846
      1-Oct-53       24.54          10    94.74903
      1-Sep-53       23.35           9    90.15444
      3-Aug-53       23.32           8    90.03861
      1-Jul-53       24.75           7    95.55985
      1-Jun-53       24.14           6    93.20463
      1-May-53       24.54           5    94.74903
      1-Apr-53       24.62           4    95.05792
      2-Mar-53       25.29           3    97.64479
      2-Feb-53        25.9           2         100
      2-Jan-53       26.38
      1-Dec-52       26.57
      3-Nov-52       25.66
      1-Oct-52       24.52
      2-Sep-52       24.54
      1-Aug-52       25.03
      1-Jul-52        25.4
      2-Jun-52       24.96
      1-May-52       23.86
      1-Apr-52       23.32
      3-Mar-52       24.37
      1-Feb-52       23.26
      2-Jan-52       24.14
      3-Dec-51       23.77
      1-Nov-51       22.88
      1-Oct-51       22.94
      4-Sep-51       23.26
      1-Aug-51       23.28
      2-Jul-51        22.4
      1-Jun-51       20.96
      1-May-51       21.52
      2-Apr-51       22.43
      1-Mar-51       21.48
      1-Feb-51        21.8
      2-Jan-51       21.66
      1-Dec-50       20.43
      1-Nov-50       19.51
      2-Oct-50       19.53
      1-Sep-50       19.45
      1-Aug-50       18.42
      3-Jul-50       17.84
      1-Jun-50       17.69
      1-May-50       18.78
      3-Apr-50       17.96
      1-Mar-50       17.29
      1-Feb-50       17.22
      3-Jan-50       17.05

Source: Bloomberg

PRESIDENTIAL ELECTION CYCLES DO NOT FAVOR ANY POLITICAL PARTY - THE ECONOMIC STIMULATING POLICIES WORK FOR REPUBLICANS AND DEMOCRATS
ALIKE.

Understanding the Presidential election cycle may help you manage your expectations better with the markets.

EMOTIONAL MANAGEMENT

We believe that chasing performance or trying to guess tops and bottoms in prices is financially unhealthy. The ABC Investment Plan(R), which is a dollar-cost averaging plan, allows you to better manage volatility and maintain a disciplined investment approach even when prices decline for several months because you are buying when prices are on sale. The idea is

 U.S. GLOBAL INVESTORS FUNDS


to invest a fixed-dollar amount into a particular investment on a regular schedule, regardless of the share price. The money you invest generates earnings through interest and dividends. In turn, these earnings are compounded when reinvested by generating additional earnings. To set up your own dollar cost averaging plan, ask one of our Investor Representatives about our ABC Investment Plan(R).

Mr. Gibson also stresses the importance of rebalancing between the four asset classes. Rebalancing allows you to take advantage of swings in the market. We recommend rebalancing your portfolio annually; usually at year-end or on some other date you may remember, like your birthday. Rebalancing allows you to take profits when certain sectors have appreciated and take advantage of a buying opportunity in down sectors.

THE EASIEST WAY TO REBALANCE YOUR INVESTMENTS PERIODICALLY IS BY
EXCHANGING BETWEEN U.S. GLOBAL INVESTORS' FAMILY OF 13 NO-LOAD
MUTUAL FUNDS.

U.S. Global Investors seeks to educate shareholders with respect to market cycles, global trends and the benefits of diversification, mean reversion and rebalancing. Our model emphasizes informing and educating investors on a consistent basis regarding the critical drivers that are impacting the different asset classes. We believe performance sells itself, and what is more important for investors is a balanced, timely and insightful perspective of what drives performance.

Sincerely,

/s/ Frank Holmes

Frank E. Holmes
Chairman, CEO and Chief Investment Officer
U.S. Global Investors, Inc.

Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc.

A program of regular investing doesn't assure a profit or protect against loss in a declining market. You should evaluate your ability to continue in such a program in view of the possibility that you may have to redeem fund shares in periods of declining share prices as well as in periods of rising prices. Diversification does not protect an investor from market risks and does not assure a profit. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. Gold funds may be susceptible to adverse

 U.S. GLOBAL INVESTORS FUNDS


economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 3% to 5% of your portfolio in gold or gold stocks. The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. Holdings in the U.S. Global Investors Fund series as a percentage of net assets as of 12/31/05: Microsoft (0.00%); Apple: All American Equity Fund (2.11%); Intel (0.00%); Micron (0.00%). Morningstar disclosure: The funds were ranked among distinctive portfolios only by Morningstar's Principia and excluded index funds. According to Morningstar's Principia ranking for domestic stock funds, the Global Resources Fund (PSPFX) ranked #31 out of 11,842 funds, #1 out of 10,366 funds, #1 out of 8,905 funds, and #168 out of 4,619 funds for the 1-, 3-, 5- and 10-year periods ending December 31, 2005, respectively. Lipper disclosure: For the year ending December 31, 2005, the Global Resources Fund (PSPFX) ranked #27 out of 96, #1 out of 74, #1 out of 60, and #13 out of 29 natural resource funds for total return for the 1-, 3-, 5- and 10-year periods, respectively. The World Precious Minerals Fund (UNWPX) ranked #31 out of 52, #1 out of 46, #1 out of 34, and #17 out of 24 gold oriented funds for total return for the 1-, 3-, 5-, and 10-year periods ending December 31, 2005, respectively. The China Region Opportunity Fund (USCOX) ranked #1 out of 34, #1 out of 22, #2 out of 22, and #3 out of 6 China region funds for total return for the 1-, 3-, 5-, and 10-year periods ending December 31, 2005, respectively.

NOTE ON COMPARATIVE INDICES: An index, such as the S&P 500 Index, the Lehman Municipal Bond Indices, etc., has no expenses; therefore, its performance does not reflect the expenses and costs associated with the active management of an actual portfolio, such as custody, accounting, legal and compliance expenses and trading costs.

 MONEY MARKET FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

 U.S. TREASURY SECURITIES CASH FUND          As of December 31, 2005

   7-Day Yield                                              2.78%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    2.82%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          42

 U.S. GOVERNMENT SECURITIES SAVINGS FUND     As of December 31, 2005

   7-Day Yield                                              3.52%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    3.58%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          45

An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the funds.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

The Federal Reserve (Fed) continued its path of "normalizing" interest rates for the past six months. Over the past eighteen months, the Fed has raised interest rates 13 times, bringing the Fed Funds rate to 4.25 percent at the end of December 2005. The economy continued to show solid economic growth even in the face of two devastating hurricanes. Gross Domestic Product (GDP) growth in the last six months of 2005 should end up in the 4 percent range, which is solid economic growth for the largest economy in the world. Employment gains have been less robust but are still improving. Inflation expectations spiked after a hurricane induced supply shock but fell sharply by the end of the year as core inflation indicators remain contained. Over the past six months, the Fed raised interest rates by one percent and short-term bond yields moved up in-line

 MONEY MARKET FUNDS



with the rate increases, with yields on the three-month T-Bill rising 95 basis points to 4.04 percent and yields on the six-month T-Bills moving up 103 basis points to 4.29 percent. One-year agency discount note yields moved up 96 basis points to 4.67 percent.

INVESTMENT HIGHLIGHTS

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed rate securities across the money market spectrum. The fund averaged a weighted average maturity of 53 days, which was longer than the peer group average. This proved beneficial as the Fed took a measured approach to rate increases, meeting market expectations. The fund took advantage of these progressively higher yields by selectively extending its ladder through 2005 and 2006. The U.S. Treasury Securities Cash Fund followed a similar laddered strategy, averaging a weighted average maturity of 38 days. The fund took advantage of relatively high overnight rates, keeping the weighted average maturity lower than the U.S. Government Securities Savings Fund.

CURRENT OUTLOOK

The Fed is eighteen months into this interest rate cycle and is nearing the end of its tightening campaign. Core inflation measures remain contained, and economic growth has been relatively robust, but early indicators appear to signal an economic slowdown ahead. Numerous indicators show that the housing market is finally beginning to slow, which has been a driver of consumption. The personal savings rate has been negative for the last six months, and equity market returns have been lackluster. These indicators point to a consumer slowdown during 2006. GDP growth is likely to slow from the current 3.5 - 4.0 percent range to the 2.5 percent range for 2006. Worldwide growth has been unexpectedly strong but is also likely to slow as we move through 2006. Current expectations are for the Fed to raise interest rates to 4.75 percent by the first quarter of 2006 and then pause and assess the situation.

 TAX FREE FUNDS



MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

Our Tax Free Fund and Near-Term Tax Free Fund seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.

PERFORMANCE GRAPHS

 NEAR-TERM TAX FREE FUND

                  [Near-Term Tax Free Fund Graph]


                                     Lehman 3-Year
                        Near-Term      Municipal
          Date        Tax Free Fund   Bond Index

        12/29/95       $ 10,000.00    $ 10,000.00
        01/31/96       $ 10,076.19    $ 10,078.35
        02/29/96       $ 10,076.19    $ 10,080.40
        03/29/96       $ 10,028.25    $ 10,055.87
        04/30/96       $ 10,028.25    $ 10,068.13
        05/31/96       $ 10,037.91    $ 10,076.99
        06/28/96       $ 10,096.04    $ 10,136.95
        07/31/96       $ 10,154.40    $ 10,193.50
        08/30/96       $ 10,183.69    $ 10,208.49
        09/30/96       $ 10,252.30    $ 10,270.49
        10/31/96       $ 10,321.17    $ 10,342.03
        11/29/96       $ 10,429.82    $ 10,438.78
        12/31/96       $ 10,429.82    $ 10,443.55
        01/31/97       $ 10,469.66    $ 10,489.20
        02/28/97       $ 10,527.66    $ 10,540.30
        03/31/97       $ 10,457.41    $ 10,485.79
        04/30/97       $ 10,508.79    $ 10,530.76
        05/30/97       $ 10,606.90    $ 10,616.61
        06/30/97       $ 10,687.09    $ 10,679.29
        07/31/97       $ 10,865.37    $ 10,806.02
        08/29/97       $ 10,809.16    $ 10,784.90
        09/30/97       $ 10,910.69    $ 10,861.89
        10/31/97       $ 10,958.03    $ 10,910.27
        11/28/97       $ 10,993.15    $ 10,941.61
        12/31/97       $ 11,108.16    $ 11,015.87
        01/30/98       $ 11,197.60    $ 11,088.78
        02/27/98       $ 11,192.39    $ 11,111.94
        03/31/98       $ 11,188.20    $ 11,129.66
        04/30/98       $ 11,173.49    $ 11,114.67
        05/29/98       $ 11,294.71    $ 11,217.55
        06/30/98       $ 11,330.67    $ 11,255.02
        07/31/98       $ 11,364.75    $ 11,295.90
        08/31/98       $ 11,493.04    $ 11,405.60
        09/30/98       $ 11,604.65    $ 11,477.82
        10/30/98       $ 11,599.27    $ 11,533.69
        11/30/98       $ 11,616.53    $ 11,561.63
        12/31/98       $ 11,623.03    $ 11,589.56
        01/29/99       $ 11,725.14    $ 11,694.49
        02/26/99       $ 11,696.80    $ 11,707.43
        03/31/99       $ 11,706.64    $ 11,717.65
        04/30/99       $ 11,743.95    $ 11,753.76
        05/28/99       $ 11,710.93    $ 11,736.73
        06/30/99       $ 11,597.24    $ 11,666.55
        07/30/99       $ 11,652.62    $ 11,724.47
        08/31/99       $ 11,617.04    $ 11,738.77
        09/30/99       $ 11,649.40    $ 11,783.06
        10/29/99       $ 11,628.14    $ 11,784.42
        11/30/99       $ 11,693.24    $ 11,836.21
        12/31/99       $ 11,669.59    $ 11,817.13
        01/31/00       $ 11,654.89    $ 11,838.25
        02/29/00       $ 11,693.47    $ 11,875.72
        03/31/00       $ 11,791.39    $ 11,937.04
        04/28/00       $ 11,760.54    $ 11,938.41
        05/31/00       $ 11,747.93    $ 11,950.67
        06/30/00       $ 11,904.42    $ 12,101.93
        07/31/00       $ 12,014.11    $ 12,200.00
        08/31/00       $ 12,119.54    $ 12,292.18
        09/29/00       $ 12,113.72    $ 12,295.72
        10/31/00       $ 12,191.91    $ 12,365.44
        11/30/00       $ 12,245.79    $ 12,415.08
        12/31/00       $ 12,426.77    $ 12,553.34
        01/31/01       $ 12,556.46    $ 12,743.88
        02/28/01       $ 12,583.68    $ 12,793.72
        03/30/01       $ 12,665.59    $ 12,883.65
        04/30/01       $ 12,611.98    $ 12,864.83
        05/31/01       $ 12,714.78    $ 12,982.01
        06/30/01       $ 12,762.76    $ 13,039.83
        07/31/01       $ 12,877.04    $ 13,146.72
        08/31/01       $ 13,014.62    $ 13,281.70
        09/30/01       $ 13,050.94    $ 13,349.47
        10/31/01       $ 13,143.21    $ 13,436.29
        11/30/01       $ 13,057.94    $ 13,393.38
        12/31/01       $ 13,000.53    $ 13,380.60
        01/31/02       $ 13,174.52    $ 13,550.53
        02/28/02       $ 13,285.13    $ 13,652.16
        03/31/02       $ 13,084.25    $ 13,448.75
        04/30/02       $ 13,314.28    $ 13,646.44
        05/31/02       $ 13,377.56    $ 13,725.59
        06/30/02       $ 13,483.34    $ 13,843.63
        07/31/02       $ 13,596.84    $ 13,951.61
        08/31/02       $ 13,720.68    $ 14,040.90
        09/30/02       $ 13,902.53    $ 14,151.83
        10/31/02       $ 13,774.32    $ 14,073.99
        11/30/02       $ 13,740.29    $ 14,078.21
        12/31/02       $ 13,936.04    $ 14,280.94
        01/31/03       $ 13,957.56    $ 14,326.64
        02/28/03       $ 14,085.71    $ 14,418.33
        03/31/03       $ 14,083.17    $ 14,401.03
        04/30/03       $ 14,139.25    $ 14,439.91
        05/31/03       $ 14,335.95    $ 14,551.10
        06/30/03       $ 14,288.59    $ 14,527.82
        07/31/03       $ 14,010.25    $ 14,397.06
        08/31/03       $ 14,106.65    $ 14,470.49
        09/30/03       $ 14,373.33    $ 14,687.55
        10/31/03       $ 14,304.88    $ 14,618.52
        11/30/03       $ 14,347.60    $ 14,633.13
        12/31/03       $ 14,396.90    $ 14,663.86
        01/31/04       $ 14,454.12    $ 14,715.19
        02/29/04       $ 14,587.06    $ 14,840.27
        03/31/04       $ 14,545.27    $ 14,800.20
        04/30/04       $ 14,354.13    $ 14,650.72
        05/31/04       $ 14,293.78    $ 14,593.58
        06/30/04       $ 14,317.44    $ 14,619.85
        07/31/04       $ 14,416.32    $ 14,726.57
        08/31/04       $ 14,568.28    $ 14,881.20
        09/30/04       $ 14,600.07    $ 14,897.57
        10/31/04       $ 14,633.25    $ 14,939.28
        11/30/04       $ 14,573.39    $ 14,867.57
        12/31/04       $ 14,649.39    $ 14,925.56
        01/31/05       $ 14,669.44    $ 14,906.15
        02/28/05       $ 14,635.94    $ 14,861.44
        03/31/05       $ 14,535.24    $ 14,812.39
        04/30/05       $ 14,636.18    $ 14,887.94
        05/31/05       $ 14,676.65    $ 14,914.73
        06/30/05       $ 14,710.46    $ 14,990.80
        07/31/05       $ 14,676.57    $ 14,956.32
        08/31/05       $ 14,717.34    $ 15,005.68
        09/30/05       $ 14,751.40    $ 15,013.18
        10/31/05       $ 14,717.26    $ 14,990.66
        11/30/05       $ 14,758.33    $ 15,004.15
        12/31/05       $ 14,792.65    $ 15,056.67


 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2005

                                Six Month  One Year  Five Year  Ten Year
  Near-Term Tax Free Fund         0.56%     0.98%      3.55%     3.99%
  ----------------------------------------------------------------------
  Lehman 3-Year Municipal Bond
    Index                         0.44%     0.88%      3.70%     4.17%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years.

  The Adviser has agreed to limit the fund's total operating expenses to 0.45% through November 1, 2006.

 TAX FREE FUNDS



 TAX FREE FUND


                       [Tax Free Fund Graph]


                              Lehman 10-Year
                                Municipal
     Date      Tax Free Fund   Bond Index

   12/29/95     $ 10,000.00    $ 10,000.00
   01/31/96     $ 10,058.77    $ 10,101.28
   02/29/96     $ 10,008.19    $ 10,059.76
   03/29/96     $  9,889.64    $  9,934.68
   04/30/96     $  9,864.16    $  9,899.51
   05/31/96     $  9,872.69    $  9,871.75
   06/28/96     $  9,958.39    $  9,965.62
   07/31/96     $ 10,044.39    $ 10,061.09
   08/30/96     $ 10,044.39    $ 10,061.35
   09/30/96     $ 10,165.82    $ 10,164.75
   10/31/96     $ 10,252.86    $ 10,293.26
   11/29/96     $ 10,410.19    $ 10,501.64
   12/31/96     $ 10,383.86    $ 10,454.30
   01/31/97     $ 10,419.12    $ 10,495.56
   02/28/97     $ 10,505.87    $ 10,594.46
   03/31/97     $ 10,407.21    $ 10,452.45
   04/30/97     $ 10,495.57    $ 10,529.41
   05/30/97     $ 10,628.22    $ 10,678.55
   06/30/97     $ 10,747.91    $ 10,796.49
   07/31/97     $ 11,014.58    $ 11,099.80
   08/29/97     $ 10,921.13    $ 10,992.17
   09/30/97     $ 11,040.45    $ 11,131.53
   10/31/97     $ 11,092.59    $ 11,190.50
   11/28/97     $ 11,157.78    $ 11,242.33
   12/31/97     $ 11,327.32    $ 11,419.77
   01/30/98     $ 11,426.34    $ 11,546.44
   02/27/98     $ 11,411.47    $ 11,545.64
   03/31/98     $ 11,400.29    $ 11,537.71
   04/30/98     $ 11,352.55    $ 11,474.24
   05/29/98     $ 11,536.75    $ 11,669.40
   06/30/98     $ 11,576.37    $ 11,712.24
   07/31/98     $ 11,613.37    $ 11,731.01
   08/31/98     $ 11,796.29    $ 11,934.89
   09/30/98     $ 11,935.97    $ 12,112.33
   10/30/98     $ 11,895.64    $ 12,117.62
   11/30/98     $ 11,950.59    $ 12,153.85
   12/31/98     $ 11,963.17    $ 12,191.67
   01/29/99     $ 12,103.34    $ 12,378.36
   02/26/99     $ 12,023.24    $ 12,267.29
   03/31/99     $ 12,043.81    $ 12,260.95
   04/30/99     $ 12,077.27    $ 12,293.74
   05/28/99     $ 11,970.62    $ 12,207.53
   06/30/99     $ 11,736.75    $ 11,980.64
   07/30/99     $ 11,760.63    $ 12,061.03
   08/31/99     $ 11,609.87    $ 12,016.61
   09/30/99     $ 11,605.86    $ 12,057.07
   10/29/99     $ 11,418.64    $ 11,971.92
   11/30/99     $ 11,558.09    $ 12,102.81
   12/31/99     $ 11,433.27    $ 12,039.88
   01/31/00     $ 11,317.71    $ 11,990.69
   02/29/00     $ 11,476.90    $ 12,084.83
   03/31/00     $ 11,782.13    $ 12,319.92
   04/28/00     $ 11,689.98    $ 12,258.04
   05/31/00     $ 11,593.34    $ 12,185.32
   06/30/00     $ 11,921.00    $ 12,516.40
   07/31/00     $ 12,091.75    $ 12,690.03
   08/31/00     $ 12,277.86    $ 12,886.28
   09/29/00     $ 12,186.02    $ 12,827.28
   10/31/00     $ 12,342.84    $ 12,958.52
   11/30/00     $ 12,442.86    $ 13,028.35
   12/31/00     $ 12,776.10    $ 13,335.37
   01/31/01     $ 12,892.93    $ 13,507.51
   02/28/01     $ 12,914.45    $ 13,530.18
   03/30/01     $ 13,027.83    $ 13,645.54
   04/30/01     $ 12,858.75    $ 13,476.49
   05/31/01     $ 12,991.47    $ 13,623.19
   06/30/01     $ 13,090.82    $ 13,704.20
   07/31/01     $ 13,279.24    $ 13,893.05
   08/31/01     $ 13,502.39    $ 14,128.52
   09/30/01     $ 13,442.82    $ 14,110.01
   10/31/01     $ 13,603.25    $ 14,284.18
   11/30/01     $ 13,436.68    $ 14,099.28
   12/31/01     $ 13,262.87    $ 13,951.46
   01/31/02     $ 13,501.07    $ 14,215.14
   02/28/02     $ 13,676.14    $ 14,418.42
   03/31/02     $ 13,374.48    $ 14,121.40
   04/30/02     $ 13,673.82    $ 14,449.02
   05/31/02     $ 13,744.12    $ 14,516.93
   06/30/02     $ 13,899.99    $ 14,696.94
   07/31/02     $ 14,065.47    $ 14,892.41
   08/31/02     $ 14,210.93    $ 15,086.01
   09/30/02     $ 14,498.14    $ 15,446.56
   10/31/02     $ 14,259.58    $ 15,165.44
   11/30/02     $ 14,175.15    $ 15,041.08
   12/31/02     $ 14,457.03    $ 15,370.48
   01/31/03     $ 14,410.47    $ 15,289.02
   02/28/03     $ 14,594.68    $ 15,553.52
   03/31/03     $ 14,579.49    $ 15,561.29
   04/30/03     $ 14,675.60    $ 15,676.45
   05/31/03     $ 15,019.87    $ 16,124.79
   06/30/03     $ 14,940.94    $ 16,047.39
   07/31/03     $ 14,357.48    $ 15,373.40
   08/31/03     $ 14,479.49    $ 15,505.61
   09/30/03     $ 14,877.41    $ 16,028.15
   10/31/03     $ 14,788.07    $ 15,906.34
   11/30/03     $ 14,895.58    $ 16,078.13
   12/31/03     $ 14,990.17    $ 16,248.56
   01/31/04     $ 15,079.06    $ 16,316.80
   02/29/04     $ 15,295.85    $ 16,603.98
   03/31/04     $ 15,221.00    $ 16,509.33
   04/30/04     $ 14,861.36    $ 16,053.68
   05/31/04     $ 14,816.44    $ 16,063.31
   06/30/04     $ 14,754.35    $ 16,116.32
   07/31/04     $ 14,888.70    $ 16,337.11
   08/31/04     $ 15,100.52    $ 16,694.89
   09/30/04     $ 15,163.13    $ 16,783.38
   10/31/04     $ 15,266.52    $ 16,917.64
   11/30/04     $ 15,139.40    $ 16,726.47
   12/31/04     $ 15,310.23    $ 16,923.85
   01/31/05     $ 15,417.02    $ 17,067.70
   02/28/05     $ 15,339.81    $ 16,960.17
   03/31/05     $ 15,243.62    $ 16,810.92
   04/30/05     $ 15,451.72    $ 17,137.05
   05/31/05     $ 15,542.24    $ 17,251.87
   06/30/05     $ 15,606.58    $ 17,351.93
   07/31/05     $ 15,549.62    $ 17,204.44
   08/31/05     $ 15,689.25    $ 17,414.34
   09/30/05     $ 15,597.56    $ 17,257.61
   10/31/05     $ 15,520.91    $ 17,126.45
   11/30/05     $ 15,593.97    $ 17,232.63
   12/31/05     $ 15,735.61    $ 17,389.45



 AVERAGE ANNUAL PERFORMANCE                       For the Periods Ended
                                                      December 31, 2005

                                Six Month  One Year  Five Year  Ten Year
  Tax Free Fund                   0.83%     2.78%      4.25%     4.63%
  ----------------------------------------------------------------------
  Lehman 10-Year Municipal
    Bond Index                    0.22%     2.75%      5.45%     5.68%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years.

  The Adviser has agreed to limit the fund's total operating expenses to 0.70% through November 1, 2006.

PERFORMANCE COMMENTARY

The Near-Term Tax Free Fund and the Tax Free Fund outperformed their respective benchmark indices, the Lehman 3-year Municipal Bond Index and the Lehman 10-year Municipal Bond Index, respectively, for the six-month and one-year periods ended December 31, 2005. The Lehman Municipal Bond Indices have no expenses; therefore, their performance does not reflect the expenses and costs associated with the active management of an actual portfolio, such as custody, accounting, legal and compliance expenses and trading costs.

 TAX FREE FUNDS


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Municipals rallied strongly during the first six months of 2005 but have struggled over the past six months. The municipal yield curve rose across the board and flattened considerably. Yields on 1 year municipals rose about 50 basis points, while 30 year municipal yields rose by about 10 basis points. Bond yields were driven higher by rising inflation concerns after the energy price spikes witnessed after Hurricanes Katrina and Rita. Energy prices receded and did not filter down into core inflation indicators, which allowed bonds to post a modest rally during the last six weeks of 2005. Over the past six months, economic data was surprisingly strong, and the Fed continued to increase interest rates four times for a total of 100 basis points over that time. The best performing municipal sector over the past six months was the industrial development sector. The sector is leveraged to volatile tobacco-backed municipals, which received favorable court rulings over the past year. The housing and hospital sector also posted strong performance during this time. The high yield portion of the municipal market, which is tied to airline-backed bonds also posted very strong returns over the past six months.

INVESTMENT HIGHLIGHTS

STRENGTHS

* The Tax Free Fund maintained an overweight position in long dated municipals, which significantly outperformed over the past six months.

* The Tax Free Fund was also significantly overweight in the medical/hospital sector which was the second best performing sector over the past six months.

* During the last three months of 2005, the Near-Term Tax Free Fund increased exposure to intermediate term municipal (5-10 years), which outperformed.

WEAKNESSES

* In the past six months, both funds were underweight in California municipals, which outperformed.

* The funds' lack of exposure to risky airline and tobacco-backed bonds was detrimental to performance, as these two sectors were by far the best performers over the past twelve months.

* The funds' conservative credit profile detracted from performance as lower rated credits generally outperformed the market.

 TAX FREE FUNDS



CURRENT OUTLOOK

OPPORTUNITIES

* Market sentiment remains negative, as many still believe bond yields must move higher. This likely remains a contrarian indicator and provides an opportunity to extend maturity on market weakness.

* With the strong performance of high-yield related securities, odds favor a reversal, so issues with higher-quality credit may outperform over the next year.

* The market and the Fed appear to have diverging views on the market and the economy. This increases both the likelihood of a volatile market and buying opportunities.

THREATS

* Inflation has remained contained. If commodity prices remain strong, inflation remains a threat to the market.

* A stronger than expected global economy could pose a threat to long dated municipals.

* If the Fed were to continue raising interest rates to 5 percent or more, this would be negative for municipals across the board.

 TAX FREE FUNDS



 NEAR-TERM TAX FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                  December 31, 2005

                [Near-Term Tax Free Fund Pie Graph]


 AA      31.07%
 A       13.40%
 BBB      5.48%
 B        0.70%
 CCC      1.30%
 AAA     48.05%


 TAX FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                  December 31, 2005

                     [Tax Free Fund Pie Graph]


 AA       19.28%
 A        29.27%
 BBB       7.85%
 AAA      43.60%

 ALL AMERICAN EQUITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE GRAPH

 ALL AMERICAN EQUITY FUND

                  [All American Equity Fund Graph]


                All American    S&P
       Date     Equity Fund   500 Index

    12/29/1995  $ 10,000.00  $ 10,000.00
     1/31/1996  $ 10,308.45  $ 10,340.36
     2/29/1996  $ 10,420.21  $ 10,436.23
     3/29/1996  $ 10,500.67  $ 10,536.69
     4/30/1996  $ 10,653.24  $ 10,692.03
     5/31/1996  $ 10,985.32  $ 10,967.78
     6/28/1996  $ 11,061.60  $ 11,009.62
     7/31/1996  $ 10,678.62  $ 10,523.20
     8/30/1996  $ 10,827.31  $ 10,745.19
     9/30/1996  $ 11,377.01  $ 11,349.98
    10/31/1996  $ 11,612.33  $ 11,663.02
    11/29/1996  $ 12,431.44  $ 12,544.59
    12/31/1996  $ 12,227.79  $ 12,296.03
     1/31/1997  $ 13,067.05  $ 13,064.22
     2/28/1997  $ 13,081.11  $ 13,166.61
     3/31/1997  $ 12,576.62  $ 12,625.85
     4/30/1997  $ 13,432.94  $ 13,379.35
     5/30/1997  $ 14,190.46  $ 14,193.93
     6/30/1997  $ 14,787.53  $ 14,829.84
     7/31/1997  $ 15,693.47  $ 16,009.82
     8/29/1997  $ 14,886.62  $ 15,112.92
     9/30/1997  $ 15,566.54  $ 15,940.61
    10/31/1997  $ 15,088.66  $ 15,408.24
    11/28/1997  $ 15,684.83  $ 16,121.52
    12/31/1997  $ 15,933.23  $ 16,398.39
     1/30/1998  $ 16,245.83  $ 16,579.76
     2/27/1998  $ 17,260.60  $ 17,775.57
     3/31/1998  $ 18,059.90  $ 18,685.84
     4/30/1998  $ 18,334.71  $ 18,873.83
     5/29/1998  $ 18,069.55  $ 18,549.43
     6/30/1998  $ 18,825.98  $ 19,302.89
     7/31/1998  $ 18,767.76  $ 19,097.35
     8/31/1998  $ 16,307.76  $ 16,336.31
     9/30/1998  $ 17,344.65  $ 17,382.82
    10/30/1998  $ 18,439.02  $ 18,796.77
    11/30/1998  $ 19,591.77  $ 19,936.00
    12/31/1998  $ 20,528.45  $ 21,084.82
     1/29/1999  $ 21,259.11  $ 21,966.50
     2/26/1999  $ 20,618.53  $ 21,283.81
     3/31/1999  $ 21,148.51  $ 22,135.34
     4/30/1999  $ 21,670.45  $ 22,992.54
     5/28/1999  $ 21,314.12  $ 22,449.57
     6/30/1999  $ 22,494.50  $ 23,695.50
     7/30/1999  $ 21,735.98  $ 22,955.61
     8/31/1999  $ 21,454.67  $ 22,842.05
     9/30/1999  $ 20,799.63  $ 22,215.85
    10/29/1999  $ 22,052.44  $ 23,621.69
    11/30/1999  $ 22,374.45  $ 24,101.88
    12/31/1999  $ 23,527.63  $ 25,521.39
     1/31/2000  $ 22,352.78  $ 24,239.13
     2/29/2000  $ 21,872.63  $ 23,780.29
     3/31/2000  $ 23,794.27  $ 26,106.57
     4/28/2000  $ 23,206.32  $ 25,321.25
     5/31/2000  $ 22,541.67  $ 24,801.73
     6/30/2000  $ 23,107.13  $ 25,413.17
     7/31/2000  $ 22,488.28  $ 25,015.86
     8/31/2000  $ 23,981.70  $ 26,569.70
     9/29/2000  $ 22,196.76  $ 25,167.00
    10/31/2000  $ 21,388.67  $ 25,060.60
    11/30/2000  $ 18,992.93  $ 23,084.84
    12/31/2000  $ 19,102.55  $ 23,197.82
     1/31/2001  $ 19,265.82  $ 24,020.86
     2/28/2001  $ 16,921.26  $ 21,830.60
     3/30/2001  $ 15,720.91  $ 20,447.62
     4/30/2001  $ 17,172.67  $ 22,036.61
     5/31/2001  $ 17,074.58  $ 22,184.25
     6/30/2001  $ 16,646.24  $ 21,644.32
     7/31/2001  $ 16,266.73  $ 21,431.25
     8/31/2001  $ 15,043.13  $ 20,089.62
     9/30/2001  $ 14,376.36  $ 18,467.33
    10/31/2001  $ 14,546.57  $ 18,819.48
    11/30/2001  $ 15,423.82  $ 20,263.05
    12/31/2001  $ 15,463.10  $ 20,440.57
     1/31/2002  $ 14,939.37  $ 20,142.28
     2/28/2002  $ 14,572.76  $ 19,753.83
     3/31/2002  $ 15,240.51  $ 20,496.75
     4/30/2002  $ 14,481.11  $ 19,254.08
     5/31/2002  $ 15,495.83  $ 19,112.23
     6/30/2002  $ 13,878.82  $ 17,750.69
     7/31/2002  $ 12,045.77  $ 16,367.11
     8/31/2002  $ 12,268.35  $ 16,474.57
     9/30/2002  $ 11,188.16  $ 14,684.12
    10/31/2002  $ 11,744.62  $ 15,976.56
    11/30/2002  $ 11,790.45  $ 16,916.93
    12/31/2002  $ 11,351.82  $ 15,923.09
     1/31/2003  $ 11,201.25  $ 15,505.97
     2/28/2003  $ 11,017.95  $ 15,273.32
     3/31/2003  $ 11,181.61  $ 15,421.61
     4/30/2003  $ 12,026.13  $ 16,691.89
     5/31/2003  $ 12,562.95  $ 17,571.34
     6/30/2003  $ 12,536.76  $ 17,795.50
     7/31/2003  $ 12,844.45  $ 18,109.25
     8/31/2003  $ 13,283.08  $ 18,462.43
     9/30/2003  $ 13,099.77  $ 18,266.37
    10/31/2003  $ 14,081.76  $ 19,299.70
    11/30/2003  $ 14,585.85  $ 19,469.50
    12/31/2003  $ 14,906.63  $ 20,490.57
     1/31/2004  $ 14,952.46  $ 20,866.67
     2/29/2004  $ 15,148.86  $ 21,156.71
     3/31/2004  $ 15,037.57  $ 20,837.53
     4/30/2004  $ 14,193.05  $ 20,510.41
     5/31/2004  $ 14,369.81  $ 20,791.88
     6/30/2004  $ 14,749.52  $ 21,196.17
     7/31/2004  $ 13,911.55  $ 20,494.65
     8/31/2004  $ 13,878.82  $ 20,577.55
     9/30/2004  $ 14,310.89  $ 20,800.41
    10/31/2004  $ 14,526.93  $ 21,118.19
    11/30/2004  $ 15,404.18  $ 21,972.66
    12/31/2004  $ 15,659.50  $ 22,720.36
     1/31/2005  $ 15,286.34  $ 22,166.55
     2/28/2005  $ 15,842.80  $ 22,633.03
     3/31/2005  $ 15,580.94  $ 22,232.24
     4/30/2005  $ 15,044.11  $ 21,810.60
     5/31/2005  $ 15,652.95  $ 22,504.58
     6/30/2005  $ 16,019.56  $ 22,536.52
     7/31/2005  $ 16,641.49  $ 23,374.62
     8/31/2005  $ 16,602.21  $ 23,161.35
     9/30/2005  $ 17,309.24  $ 23,348.94
    10/31/2005  $ 16,785.51  $ 22,959.69
    11/30/2005  $ 17,499.09  $ 23,828.08
    12/31/2005  $ 17,518.61  $ 23,836.25


 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2005

                                Six Month  One Year  Five Year  Ten Year
  All American Equity Fund        9.36%     11.87%    (1.72)%    5.76%
  ----------------------------------------------------------------------
  S&P 500 Index                   5.77%      4.91%     0.54%     9.06%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

  The Adviser has agreed to limit the fund's total operating expenses to 1.75% through November 1, 2006.

 ALL AMERICAN EQUITY FUND


PERFORMANCE COMMENTARY

The All American Equity Fund outperformed the S&P 500 Index for the six-month and one-year periods ended December 31, 2005.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Critical drivers that drove the market higher include the following:

* Terrorism remained a concern as a series of coordinated attacks on London's subway and bus systems greeted the Group of Eight in London for a summit meeting.

* The Fed increased the Fed Funds rate four times to finish the year at 4.25 percent.

* The House of Representatives approved CAFTA, which is intended to facilitate trade between the U.S. and Central America.

* Hurricanes Katrina and Rita caused massive damage to the Gulf
  Coast, estimated at more than $200 billion. Plans to rebuild the city of New Orleans were made as President Bush pledged one of the largest reconstruction efforts ever undertaken.

Inflation caused a scare in September of 2005 as the consumer price index (CPI) on a year-over-year basis spiked to 4.7 percent from 3.6 percent in August. The time period ended with CPI at 3.4 percent. Excluding food and energy, CPI moved in a far more narrow range of
2.0 percent to 2.2 percent.

The job situation improved slightly as the unemployment rate fell to
4.9 percent at the end of the six-month time period from 5.0 percent at the start of it.

On the political front, President Bush's approval ratings hit an all-time low in September as no clear strategy for winning the war or withdrawal from Iraq had been presented. Tom Delay, the House majority leader, was indicted and charged with conspiracy and money laundering. I. Lewis Libby was indicted and charged with obstruction of justice, perjury and making false statements during an investigation into the disclosure of the identity of a covert CIA officer. The Democratic Party won gubernatorial elections in Virginia and New Jersey.

 ALL AMERICAN EQUITY FUND



INVESTMENT HIGHLIGHTS

STRENGTHS

* The materials sector was the best performing sector during the six-month time period. Steel, gold and other metals hit new highs on declining inventories and continued strong demand from China.

* Energy was the second best performing sector. Hurricanes Katrina and Rita caused damage in the Gulf Coast and caused a spike in energy prices.

* Railroad stocks also performed well as loadings and shipments remained strong, and the rail companies were able to pass on higher energy costs to their customers.

WEAKNESSES

* The telecom sector was the worst performing sector during the time period. Verizon Communications, Inc.'s(1) purchase of MCI, Inc.(1) drove that stock lower as did their spending plans to introduce
  Fiber to the Home (FTTH) technology.

* The auto companies hit new lows over fears about bankruptcies, healthcare costs and competition from China.

* Healthcare facilities were poor performers as the problems over bad debts have not been resolved as cleanly as first thought.

CURRENT OUTLOOK

OPPORTUNITIES

* Stock selection will be the key to performance over the next 12 months. Our model of looking for revenue and earnings acceleration will help pick the fastest growing companies.

* Our use of oscillators will allow for timely accumulation of stock as well as opportune profit taking.

* A Goldilocks economy could propel the market higher as growth resumes with little inflation.

 ALL AMERICAN EQUITY FUND



WEAKNESSES

* A global slowdown could weigh on the equity markets.

* Trade tensions between the U.S. and China may mount as we move closer to resolution on takeovers and currency revaluation.

* Home prices could fall in the face of higher interest rates.


(1)The fund did not hold this security as of December 31, 2005.


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS     December 31, 2005

   GOLDCORP, INC.                                           6.25%
     GOLD MINING
   ---------------------------------------------------------------
   UNITEDHEALTH GROUP, INC.                                 2.39%
     MEDICAL - HMO
   ---------------------------------------------------------------
   APPLE COMPUTER, INC.                                     2.22%
     COMPUTERS
   ---------------------------------------------------------------
   BURLINGTON NORTHERN SANTA FE CORP.                       2.18%
     TRANSPORTATION
   ---------------------------------------------------------------
   GOOGLE, INC.                                             2.13%
     INTERNET
   ---------------------------------------------------------------
   INTUITIVE SURGICAL, INC.                                 2.11%
     MEDICAL - PRODUCTS
   ---------------------------------------------------------------
   HOLOGIC, INC.                                            1.95%
     MEDICAL - PRODUCTS
   ---------------------------------------------------------------
   FRANKLIN RESOURCES, INC.                                 1.93%
     INVESTMENT ADVISERS
   ---------------------------------------------------------------
   ADVANCED MICRO DEVICES, INC.                             1.89%
     ELECTRONICS & COMPONENTS
   ---------------------------------------------------------------
   PORTALPLAYER, INC.                                       1.82%
     ELECTRONICS & COMPONENTS

 ALL AMERICAN EQUITY FUND



 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                        December 31, 2005

                      [All American Pie Graph]



Industrials                    11.6%
Consumer Discretion            10.1%
Materials                       9.0%
Energy                          6.5%
Cash Equivalent                 5.8%
Other                           4.3%
Information Technology         25.0%
Health Care                    14.2%
Financial Services             13.5%

 CHINA REGION OPPORTUNITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve capital appreciation by focusing on the economic growth in the China region, including China, Hong Kong, Singapore, Korea, Taiwan, and other
Asian countries. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE GRAPH

 CHINA REGION OPPORTUNITY FUND

                     [China Region Fund Graph]


                                                     IFC Emerging
                                    Morgan Stanley     Markets
                    China Region   Capital Far East   Investable
                    Opportunity        Free ex          Total
         Date          Fund          Japan Index     China Index

      12/31/1995    $ 10,000.00      $ 10,000.00     $ 10,000.00
       1/31/1996    $ 10,751.25      $ 10,903.02     $ 11,372.21
       2/29/1996    $ 10,951.59      $ 10,849.97     $ 11,698.11
       3/29/1996    $ 10,651.09      $ 10,916.80     $ 11,080.62
       4/30/1996    $ 10,601.00      $ 11,202.65     $ 10,943.40
       5/31/1996    $ 10,717.86      $ 11,074.60     $ 11,234.99
       6/28/1996    $ 10,851.42      $ 10,836.45     $ 11,200.69
       7/31/1996    $ 10,716.41      $ 10,036.86     $ 10,891.94
       8/30/1996    $ 10,733.29      $ 10,380.49     $ 11,337.91
       9/30/1996    $ 10,783.91      $ 10,629.47     $ 11,286.45
      10/31/1996    $ 10,817.83      $ 10,416.47     $ 11,183.53
      11/29/1996    $ 11,665.62      $ 11,000.24     $ 12,229.85
      12/31/1996    $ 12,784.70      $ 10,918.24     $ 14,078.90
       1/31/1997    $ 12,750.79      $ 11,062.44     $ 13,955.40
       2/28/1997    $ 13,106.86      $ 11,092.70     $ 14,344.77
       3/31/1997    $ 12,920.35      $ 10,459.19     $ 13,888.51
       4/30/1997    $ 13,683.36      $ 10,176.91     $ 15,909.09
       5/30/1997    $ 14,395.51      $ 10,671.71     $ 15,692.97
       6/30/1997    $ 14,582.02      $ 10,939.13     $ 15,878.22
       7/31/1997    $ 15,667.20      $ 10,971.74     $ 18,334.48
       8/29/1997    $ 15,853.71      $  8,935.96     $ 21,250.43
       9/30/1997    $ 14,955.05      $  8,856.17     $ 16,861.06
      10/31/1997    $ 11,360.41      $  6,680.88     $ 13,826.76
      11/28/1997    $ 10,258.28      $  6,245.35     $ 10,936.54
      12/31/1997    $  9,914.08      $  5,952.27     $ 10,716.98
       1/30/1998    $  7,743.24      $  5,438.76     $  7,619.21
       2/27/1998    $  9,896.99      $  6,675.72     $ 10,480.27
       3/31/1998    $  9,896.99      $  6,500.48     $  9,838.77
       4/30/1998    $  9,093.60      $  5,818.85     $  8,626.07
       5/29/1998    $  8,068.01      $  4,901.88     $  8,013.72
       6/30/1998    $  6,991.14      $  4,354.31     $  7,126.93
       7/31/1998    $  5,914.26      $  4,222.40     $  5,536.88
       8/31/1998    $  4,871.57      $  3,558.04     $  4,301.89
       9/30/1998    $  5,914.26      $  3,932.46     $  5,732.42
      10/30/1998    $  6,717.64      $  4,998.10     $  5,692.97
      11/30/1998    $  6,922.76      $  5,444.27     $  5,777.02
      12/31/1998    $  6,615.08      $  5,512.54     $  5,262.44
       1/29/1999    $  5,788.20      $  5,324.45     $  4,593.48
       2/26/1999    $  5,753.75      $  5,221.00     $  4,632.93
       3/31/1999    $  6,373.91      $  5,789.07     $  4,857.63
       4/30/1999    $  7,700.37      $  7,118.51     $  6,243.57
       5/28/1999    $  7,510.88      $  6,788.94     $  6,072.04
       6/30/1999    $  9,612.54      $  7,954.86     $  8,310.46
       7/30/1999    $  9,130.19      $  7,636.28     $  7,977.70
       8/31/1999    $  9,181.87      $  7,753.27     $  8,097.77
       9/30/1999    $  8,699.52      $  7,125.77     $  7,689.54
      10/29/1999    $  8,613.39      $  7,461.20     $  7,677.53
      11/30/1999    $  9,543.64      $  8,198.73     $  9,833.62
      12/31/1999    $ 10,301.62      $  8,787.02     $ 10,801.03
       1/31/2000    $ 10,353.30      $  8,586.83     $ 10,886.79
       2/29/2000    $ 11,042.37      $  8,125.62     $ 13,651.80
       3/31/2000    $ 11,473.04      $  8,489.84     $ 13,737.56
       4/28/2000    $ 10,301.62      $  7,788.59     $ 11,698.11
       5/31/2000    $  9,750.36      $  7,145.50     $ 11,835.33
       6/30/2000    $ 10,525.56      $  7,468.28     $ 13,636.36
       7/31/2000    $ 10,577.24      $  7,190.29     $ 13,468.27
       8/31/2000    $ 10,353.30      $  7,092.90     $ 13,200.69
       9/29/2000    $  9,491.96      $  6,264.81     $ 11,730.70
      10/31/2000    $  8,647.84      $  5,768.73     $ 11,185.25
      11/30/2000    $  8,182.72      $  5,474.66     $  9,631.22
      12/31/2000    $  8,356.71      $  5,458.83     $  9,818.18
       1/31/2001    $  8,705.63      $  6,188.93     $ 10,903.95
       2/28/2001    $  8,269.48      $  5,885.39     $ 10,272.73
       3/30/2001    $  8,199.70      $  5,240.75     $  9,247.00
       4/30/2001    $  8,531.17      $  5,248.65     $ 10,420.24
       5/31/2001    $  8,810.31      $  5,197.26     $ 11,042.88
       6/30/2001    $  8,583.51      $  5,079.17     $ 11,234.99
       7/31/2001    $  7,868.22      $  4,876.57     $  9,742.71
       8/31/2001    $  7,257.60      $  4,788.74     $  7,823.33
       9/30/2001    $  6,437.63      $  4,020.74     $  7,454.55
      10/31/2001    $  6,681.88      $  4,221.90     $  7,564.32
      11/30/2001    $  7,152.93      $  4,797.02     $  8,089.19
      12/31/2001    $  7,257.60      $  5,230.31     $  8,061.75
       1/31/2002    $  7,432.07      $  5,440.97     $  7,485.42
       2/28/2002    $  7,344.83      $  5,449.46     $  7,622.64
       3/31/2002    $  7,711.20      $  5,834.52     $  7,993.14
       4/30/2002    $  7,920.56      $  5,903.54     $  8,210.98
       5/31/2002    $  7,903.11      $  5,768.07     $  8,262.44
       6/30/2002    $  7,641.42      $  5,450.42     $  8,058.32
       7/31/2002    $  7,135.48      $  5,240.05     $  7,732.42
       8/31/2002    $  6,873.79      $  5,115.18     $  7,584.91
       9/30/2002    $  6,298.06      $  4,524.72     $  7,030.87
      10/31/2002    $  6,350.40      $  4,765.08     $  6,972.56
      11/30/2002    $  6,646.99      $  4,998.92     $  7,276.16
      12/31/2002    $  6,367.85      $  4,652.37     $  7,049.74
       1/31/2003    $  6,559.76      $  4,707.25     $  7,428.82
       2/28/2003    $  6,559.76      $  4,476.18     $  7,271.01
       3/31/2003    $  6,280.62      $  4,261.61     $  6,991.42
       4/30/2003    $  6,315.51      $  4,396.60     $  7,015.44
       5/31/2003    $  7,030.80      $  4,755.21     $  7,852.49
       6/30/2003    $  7,275.05      $  5,023.22     $  8,363.64
       7/31/2003    $  7,955.45      $  5,441.98     $  9,166.38
       8/31/2003    $  8,566.07      $  5,826.19     $  9,742.71
       9/30/2003    $  8,845.20      $  5,840.35     $  9,811.32
      10/31/2003    $ 10,363.02      $  6,330.95     $ 11,248.71
      11/30/2003    $ 10,659.61      $  6,229.68     $ 11,468.27
      12/31/2003    $ 11,534.37      $  6,549.27     $ 12,969.13
       1/31/2004    $ 11,604.71      $  6,972.45     $ 12,948.54
       2/29/2004    $ 12,255.27      $  7,223.08     $ 13,753.00
       3/31/2004    $ 11,850.87      $  7,059.77     $ 12,617.50
       4/30/2004    $ 10,655.23      $  6,631.88     $ 10,881.65
       5/31/2004    $ 10,602.48      $  6,449.68     $ 11,598.63
       6/30/2004    $ 10,303.57      $  6,375.90     $ 11,586.62
       7/31/2004    $ 10,198.07      $  6,185.10     $ 11,706.69
       8/31/2004    $ 10,285.99      $  6,486.70     $ 11,696.40
       9/30/2004    $ 10,989.30      $  6,696.34     $ 12,590.05
      10/31/2004    $ 11,006.89      $  6,720.62     $ 12,195.54
      11/30/2004    $ 11,710.20      $  7,290.60     $ 13,355.06
      12/31/2004    $ 12,019.96      $  7,481.40     $ 13,049.74
       1/31/2005    $ 11,624.09      $  7,524.60     $ 12,797.60
       2/28/2005    $ 12,685.74      $  7,945.27     $ 13,787.31
       3/31/2005    $ 12,289.87      $  7,557.42     $ 13,070.33
       4/30/2005    $ 12,073.94      $  7,461.55     $ 13,109.78
       5/31/2005    $ 11,912.00      $  7,603.35     $ 13,207.55
       6/30/2005    $ 12,361.84      $  7,760.17     $ 13,751.29
       7/31/2005    $ 12,811.69      $  8,235.35     $ 14,682.68
       8/31/2005    $ 12,739.72      $  7,935.53     $ 14,742.71
       9/30/2005    $ 13,441.48      $  8,316.29     $ 15,557.46
      10/31/2005    $ 12,631.75      $  7,790.30     $ 13,881.65
      11/30/2005    $ 13,207.56      $  8,337.79     $ 14,806.17
      12/31/2005    $ 14,265.31      $  8,817.55     $ 15,236.71



 AVERAGE ANNUAL PERFORMANCE                         For the Periods Ended
                                                        December 31, 2005

                                Six Month  One Year  Five Year   Ten Year
  China Region Opportunity
    Fund                         15.40%     18.68%    11.28%      3.61%
  -----------------------------------------------------------------------
  Hang Seng Composite Index       7.83%     10.27%      n/a        n/a
  -----------------------------------------------------------------------
  Morgan Stanley Capital Far
    East Free ex Japan Index*    13.63%     17.86%    10.05%     (1.25)%
  -----------------------------------------------------------------------
  IFC Emerging Markets
    Investable Total China
    Index                        10.80%     16.76%     9.18%      4.30%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on The Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital Far East Free ex Japan Index is an index in a series representing both the developed and the emerging markets for a particular region. The IFC Emerging Markets Investable Total China Index represents the S&P China Investable Total Return series. The term "investable" indicates that the stocks and the weights in the S&P index represents the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions, plus factoring in minimum market capitalization and liquidity screens.

 CHINA REGION OPPORTUNITY FUND



PERFORMANCE COMMENTARY

The China Region Opportunity Fund outperformed the Hang Seng
Composite Index, the Morgan Stanley Capital Far East Free ex Japan Index, and the IFC Emerging Markets Investable Total China Index for the six-month and one-year periods ended December 31, 2005.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Critical drivers for the period include:

* China revalued its currency and pegged the Yuan to a basket of currencies instead of the U.S. Dollar solely.

* CNOOC Ltd.(1) was blocked from buying Unocal Corp.(2) despite a higher offer to shareholders.

* China's trade surplus hit record levels placing more pressure on them to make further moves on their currency.

* South Korea's national pride took a hit as Dr. Hwang Woo-suk admitted that some of his research regarding cloning was fabricated.

With CNOOC having been blocked from buying Unocal, China's oil companies still expect some concerns as they continue their asset-buying sprees. China continued to report strong GDP growth and even reported that their overall economy is much larger than at first measured.

South Korea ended 2005 as the best performing country in Asia as consumer confidence improved and new plans to increase domestic purchases of stock were put into place. In addition, inflation was fairly tame despite a pick-up in manufacturing activity.

Hong Kong was restrained by higher interest rates. As the Hong Kong Dollar is pegged to the U.S. Dollar, Hong Kong had to match interest rate hikes undertaken by the Fed. This caused financial stocks to underperform during the time period.

Taiwan was mostly unchanged during the six-month time period, but the markets did pick up during the last three months of 2005 as strong demand for consumer electronics during the holiday seasons benefited many Taiwan electronics companies.

INVESTMENT HIGHLIGHTS

STRENGTHS

* The fund benefited from its exposure to the Korean markets, the best performing market during the time period.

* The fund was overweight in the oil and resources sector, which was the second best performing sector in the HSCI.

 CHINA REGION OPPORTUNITY FUND



* The fund was underweight in the consumer goods sector, the worst performing sector in the HSCI.

* The fund continued to benefit from its exposure to technology stocks including Taiwan and Korea, which benefited from strong demand for consumer electronics such as iPods and flat screen televisions.

WEAKNESSES

* The China B share markets performed poorly, particularly in the last three months of the time period, as the government decided to unwind some non-tradable shares.

CURRENT OUTLOOK

OPPORTUNITIES

* The long-term growth outlook remains intact. A slowdown in China's growth would be better to achieve a soft landing or no landing scenario. However, that seems unlikely prior to Beijing's hosting of the Summer Olympic Games in 2008.

* There appears to be improved relations between Taiwan and the Mainland. The less tension there, the better the outlook for the Taiwan markets.

THREATS

* Relations between the U.S. and China may be hurt by the record trade deficits recorded in 2005 as well as China's dealings with other countries in an attempt to satisfy their appetite for natural resources.

* A revaluation of the Chinese currency could hurt the employment situation in China as many of the jobs there are export dependent. A stronger currency could hurt exports.

* Kim Jong Il remains a threat so long as he remains the leader of North Korea. There seldom appears to be any rationale for some of his rhetoric or actions.


(1)This security comprised 1.37 percent of the total net assets of the fund as of December 31, 2005.

(2)The fund did not hold this security as of December 31, 2005.

 CHINA REGION OPPORTUNITY FUND




 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2005

   BIG SKY ENERGY CORP.                                     5.14%
     OIL & GAS EXPLORATION & PRODUCTION
   ---------------------------------------------------------------
   KOOKMIN BANK                                             4.06%
     BANKS
   ---------------------------------------------------------------
   HON HAI PRECISION INDUSTRY CO., LTD.                     3.03%
     ELECTRONICS & COMPONENTS
   ---------------------------------------------------------------
   CHINA MOBILE (HONG KONG) LTD.                            2.89%
     CELLULAR TELECOMMUNICATIONS
   ---------------------------------------------------------------
   TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.             2.69%
     SEMICONDUCTORS
   ---------------------------------------------------------------
   HYUNDAI MOTOR CO.                                        2.61%
     AUTOMOBILE
   ---------------------------------------------------------------
   ALUMINUM CORPORATION OF CHINA LTD.                       2.48%
     METAL - ALUMINUM
   ---------------------------------------------------------------
   CHINA LIFE INSURANCE CO., LTD.                           2.40%
     INSURANCE
   ---------------------------------------------------------------
   CHINA MERCHANTS HOLDINGS INTERNATIONAL CO., LTD.         2.35%
     DIVERSIFIED OPERATIONS
   ---------------------------------------------------------------
   CHINA OVERSEAS LAND & INVESTMENT LTD.                    2.33%
     REAL ESTATE COMPANIES

 CHINA REGION OPPORTUNITY FUND




 PORTFOLIO PROFILE                                 December 31, 2005

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Korea, Republic Of                                    20.26%
   ---------------------------------------------------------------
     United States                                         17.67%
   ---------------------------------------------------------------
     Hong Kong                                             15.46%
   ---------------------------------------------------------------
     Taiwan                                                12.77%
   ---------------------------------------------------------------
     Canada                                                11.30%
   ---------------------------------------------------------------
     People's Republic of China                             9.80%
   ---------------------------------------------------------------
     Bermuda                                                4.36%
   ---------------------------------------------------------------
     Japan                                                  3.19%
   ---------------------------------------------------------------
     Other Foreign                                          5.19%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus.

 CHINA REGION OPPORTUNITY FUND




 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                        December 31, 2005

                      [China Region Pie Graph]




Industrials                 9.9%
Energy                      9.6%
Consumer Discretion        11.2%
Cash Equivalent             5.8%
Telecommunications          2.9%
Other                       6.5%
Financials                 20.3%
Information Technology     20.3%
Materials                  13.5%

 GLOBAL RESOURCES FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production, transportation, and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products and can invest in any part of the world.

PERFORMANCE GRAPH

 GLOBAL RESOURCES FUND

              [Global Resources Fund Graph - 10 year]



                        Global          S&P 500        S&P Energy &
          Date       Resources Fund      Index        Materials Index

       12/31/1995     $ 10,000.00     $ 10,000.00       $ 10,000.00
        1/31/1996     $ 10,367.89     $ 10,340.36       $ 10,189.13
        2/29/1996     $ 10,484.95     $ 10,436.23       $ 10,243.51
        3/29/1996     $ 11,070.23     $ 10,536.69       $ 10,784.05
        4/30/1996     $ 11,722.41     $ 10,692.03       $ 10,992.63
        5/31/1996     $ 11,906.35     $ 10,967.78       $ 11,063.35
        6/28/1996     $ 11,672.24     $ 11,009.62       $ 10,971.34
        7/31/1996     $ 11,170.57     $ 10,523.20       $ 10,595.12
        8/30/1996     $ 11,571.91     $ 10,745.19       $ 10,842.04
        9/30/1996     $ 12,040.13     $ 11,349.98       $ 11,280.22
       10/31/1996     $ 12,608.70     $ 11,663.02       $ 11,787.76
       11/29/1996     $ 13,277.59     $ 12,544.59       $ 12,359.03
       12/31/1996     $ 13,411.37     $ 12,296.03       $ 12,292.28
        1/31/1997     $ 13,903.88     $ 13,064.22       $ 12,813.54
        2/28/1997     $ 13,146.17     $ 13,166.61       $ 12,551.68
        3/31/1997     $ 13,051.46     $ 12,625.85       $ 12,824.17
        4/30/1997     $ 12,710.49     $ 13,379.35       $ 13,011.03
        5/30/1997     $ 13,922.82     $ 14,193.93       $ 13,922.37
        6/30/1997     $ 13,884.94     $ 14,829.84       $ 14,424.86
        7/31/1997     $ 15,059.38     $ 16,009.82       $ 15,481.02
        8/29/1997     $ 15,892.85     $ 15,112.92       $ 14,948.67
        9/30/1997     $ 17,294.61     $ 15,940.61       $ 15,709.46
       10/31/1997     $ 16,385.36     $ 15,408.24       $ 15,005.94
       11/28/1997     $ 13,752.34     $ 16,121.52       $ 14,876.46
       12/31/1997     $ 13,041.99     $ 16,398.39       $ 14,781.61
        1/30/1998     $ 11,493.53     $ 16,579.76       $ 14,190.46
        2/27/1998     $ 11,755.24     $ 17,775.57       $ 15,138.71
        3/31/1998     $ 11,733.43     $ 18,685.84       $ 15,835.66
        4/30/1998     $ 11,428.10     $ 18,873.83       $ 16,403.88
        5/29/1998     $ 10,403.06     $ 18,549.43       $ 15,911.08
        6/30/1998     $  9,748.78     $ 19,302.89       $ 15,580.35
        7/31/1998     $  8,985.45     $ 19,097.35       $ 14,568.45
        8/31/1998     $  7,546.03     $ 16,336.31       $ 12,854.75
        9/30/1998     $  8,352.98     $ 17,382.82       $ 14,357.51
       10/30/1998     $  8,658.31     $ 18,796.77       $ 14,625.87
       11/30/1998     $  8,418.41     $ 19,936.00       $ 14,859.40
       12/31/1998     $  8,018.62     $ 21,084.82       $ 14,589.48
        1/29/1999     $  7,622.35     $ 21,966.50       $ 13,743.00
        2/26/1999     $  7,552.42     $ 21,283.81       $ 13,739.64
        3/31/1999     $  8,298.34     $ 22,135.34       $ 15,253.14
        4/30/1999     $  9,673.62     $ 22,992.54       $ 17,906.65
        5/28/1999     $  9,207.42     $ 22,449.57       $ 17,207.06
        6/30/1999     $  9,347.28     $ 23,695.50       $ 17,579.23
        7/30/1999     $  9,370.59     $ 22,955.61       $ 17,651.28
        8/31/1999     $  9,254.04     $ 22,842.05       $ 17,659.43
        9/30/1999     $  8,927.70     $ 22,215.85       $ 17,006.96
       10/29/1999     $  8,741.22     $ 23,621.69       $ 16,948.47
       11/30/1999     $  8,764.53     $ 24,101.88       $ 17,101.44
       12/31/1999     $  9,184.11     $ 25,521.39       $ 17,690.48
        1/31/2000     $  8,881.08     $ 24,239.13       $ 16,862.20
        2/29/2000     $  8,391.58     $ 23,780.29       $ 15,691.86
        3/31/2000     $  9,300.66     $ 26,106.57       $ 17,312.20
        4/28/2000     $  9,160.80     $ 25,321.25       $ 16,983.98
        5/31/2000     $  9,627.00     $ 24,801.73       $ 18,019.74
        6/30/2000     $  9,044.25     $ 25,413.17       $ 16,870.85
        7/31/2000     $  8,881.08     $ 25,015.86       $ 16,633.42
        8/31/2000     $  9,860.10     $ 26,569.70       $ 17,621.39
        9/29/2000     $  9,836.79     $ 25,167.00       $ 17,496.92
       10/31/2000     $  9,463.83     $ 25,060.60       $ 17,755.71
       11/30/2000     $  8,997.63     $ 23,084.84       $ 17,281.98
       12/31/2000     $ 10,163.13     $ 23,197.82       $ 18,746.78
        1/31/2001     $  9,836.79     $ 24,020.86       $ 18,208.34
        2/28/2001     $  9,673.62     $ 21,830.60       $ 18,041.98
        3/30/2001     $  9,533.76     $ 20,447.62       $ 17,608.72
        4/30/2001     $ 10,396.23     $ 22,036.61       $ 19,421.11
        5/31/2001     $ 10,279.68     $ 22,184.25       $ 19,748.88
        6/30/2001     $  9,347.28     $ 21,644.32       $ 18,567.12
        7/31/2001     $  8,974.32     $ 21,431.25       $ 18,361.53
        8/31/2001     $  8,647.99     $ 20,089.62       $ 17,887.70
        9/30/2001     $  8,088.55     $ 18,467.33       $ 16,446.32
       10/31/2001     $  8,624.68     $ 18,819.48       $ 16,935.03
       11/30/2001     $  8,694.61     $ 20,263.05       $ 17,092.27
       12/31/2001     $  8,787.84     $ 20,440.57       $ 17,609.67
        1/31/2002     $  8,811.15     $ 20,142.28       $ 17,476.68
        2/28/2002     $  9,300.66     $ 19,753.83       $ 18,292.63
        3/31/2002     $ 10,163.13     $ 20,496.75       $ 19,336.13
        4/30/2002     $ 10,792.50     $ 19,254.08       $ 18,369.45
        5/31/2002     $ 12,983.63     $ 19,112.23       $ 18,739.63
        6/30/2002     $ 11,491.80     $ 17,750.69       $ 18,592.88
        7/31/2002     $  8,927.70     $ 16,367.11       $ 16,313.26
        8/31/2002     $  9,370.59     $ 16,474.57       $ 16,303.92
        9/30/2002     $  9,184.11     $ 14,684.12       $ 14,693.28
       10/31/2002     $  8,578.06     $ 15,976.56       $ 15,218.90
       11/30/2002     $  8,904.39     $ 16,916.93       $ 16,164.79
       12/31/2002     $ 10,350.77     $ 15,923.09       $ 15,964.13
        1/31/2003     $ 10,945.64     $ 15,505.97       $ 15,439.09
        2/28/2003     $ 11,159.79     $ 15,273.32       $ 15,546.78
        3/31/2003     $ 10,779.08     $ 15,421.61       $ 15,686.38
        4/30/2003     $ 10,755.28     $ 16,691.89       $ 16,079.74
        5/31/2003     $ 12,016.41     $ 17,571.34       $ 17,202.72
        6/30/2003     $ 12,230.56     $ 17,795.50       $ 17,123.99
        7/31/2003     $ 12,825.43     $ 18,109.25       $ 17,237.51
        8/31/2003     $ 14,443.48     $ 18,462.43       $ 18,150.07
        9/30/2003     $ 15,204.92     $ 18,266.37       $ 17,591.57
       10/31/2003     $ 17,727.18     $ 19,299.70       $ 18,184.29
       11/30/2003     $ 19,131.07     $ 19,469.50       $ 18,360.04
       12/31/2003     $ 20,656.08     $ 20,490.57       $ 20,702.06
        1/31/2004     $ 20,221.22     $ 20,866.67       $ 20,589.16
        2/29/2004     $ 21,284.22     $ 21,156.71       $ 21,557.20
        3/31/2004     $ 21,839.88     $ 20,837.53       $ 21,339.19
        4/30/2004     $ 19,713.88     $ 20,510.41       $ 21,284.85
        5/31/2004     $ 19,738.04     $ 20,791.88       $ 21,527.31
        6/30/2004     $ 20,269.54     $ 21,196.17       $ 22,639.67
        7/31/2004     $ 20,366.17     $ 20,494.65       $ 23,029.69
        8/31/2004     $ 20,414.49     $ 20,577.55       $ 23,002.04
        9/30/2004     $ 23,337.75     $ 20,800.41       $ 24,624.61
       10/31/2004     $ 24,038.37     $ 21,118.19       $ 24,685.77
       11/30/2004     $ 27,058.26     $ 21,972.66       $ 26,321.14
       12/31/2004     $ 26,938.11     $ 22,720.36       $ 26,068.55
        1/31/2005     $ 27,117.52     $ 22,166.55       $ 26,325.91
        2/28/2005     $ 32,500.02     $ 22,633.03       $ 30,391.68
        3/31/2005     $ 32,115.55     $ 22,232.24       $ 29,386.09
        4/30/2005     $ 29,654.98     $ 21,810.60       $ 27,677.72
        5/31/2005     $ 29,988.19     $ 22,504.58       $ 27,948.58
        6/30/2005     $ 32,474.39     $ 22,536.52       $ 28,937.57
        7/31/2005     $ 34,627.38     $ 23,374.62       $ 30,574.66
        8/31/2005     $ 36,934.17     $ 23,161.35       $ 31,366.19
        9/30/2005     $ 40,035.51     $ 23,348.94       $ 32,767.58
       10/31/2005     $ 36,575.34     $ 22,959.69       $ 30,674.71
       11/30/2005     $ 37,856.88     $ 23,828.08       $ 31,729.04
       12/31/2005     $ 40,130.12     $ 23,836.25       $ 32,129.57



 AVERAGE ANNUAL PERFORMANCE                         For the Periods Ended
                                                        December 31, 2005

                                Six Month  One Year  Five Year   Ten Year
  Global Resources Fund          23.57%     48.97%    31.59%      14.89%
  -----------------------------------------------------------------------
  S&P 500 Index                   5.77%      4.91%     0.54%       9.06%
  -----------------------------------------------------------------------
  S&P Energy and Materials
    Index                        11.03%     23.25%    11.37%      12.37%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Energy and Materials Index is a combination of the S&P Energy Index and the S&P
  Materials Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights.

 GLOBAL RESOURCES FUND



PERFORMANCE COMMENTARY

The Global Resources Fund outperformed the S&P 500 Index and the S&P Energy and Materials Index for the six-month, one-year, five-year and ten-year periods ended December 31, 2005.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Critical drivers for the six-month period included:

* Strong global demand, particularly from China, helped drive the Reuters/Jeffries CRB Futures Price Index(1) to record levels.

* Institutional fund buying for commodities accelerated in the past six months, as investors seek higher returns and diversification from financial assets and the inflationary effects of a depreciating U.S. Dollar.

* Historically low spare production capacity and rising emerging market demand for crude oil continues to amplify geo-political tensions in oil exporting countries, which supports higher oil prices.

* The devastating impact of Hurricanes Katrina and Rita, which destroyed much of New Orleans and crippled energy production from the Gulf of Mexico, has prompted one of the largest reconstruction efforts in U.S. history, with costs estimated to be as high as $200 billion.

* The Fed continued to tighten monetary policy in the second half of 2005; raising the benchmark Fed Funds rate four times to finish the year at 4.25 percent.

* Congress passed the $286 billion Highway Bill in the third quarter, further driving the demand for raw materials and industrial equipment.

The economy slowed in the fourth quarter as GDP fell to just 1.1 percent after posting a very strong gain of 4.1 percent in the prior quarter. The report also brought to an end a string of ten consecutive quarters of at least 3 percent growth. Further, the economy's decline in the fourth quarter may point towards a more sustained period of moderate growth, as higher interest rates and rising energy costs may have finally dampened household consumption. However, there are expectations for a rebound in the first quarter due to recent strength in employment data, an increase in December's durable goods orders and healthy manufacturing (PMI) data reported earlier in the quarter. Interestingly, slower output in the fourth quarter was also met with an increase in inflation. The core personal consumption expenditures (PCE) index, which is the Fed's preferred measure of inflation, jumped to 2.2 percent, above the acceptable 1-2 percent target previously outlined by incoming Fed Chairman Ben Bernanke. Additionally, the CPI spiked in September and October to critically high levels of 4.7 percent and 4.3 percent, respectively. All of

 GLOBAL RESOURCES FUND


these factors could set the stage for further rate increases by the Fed well into 2006, but at this point, most economists still view the rise in inflation as transitory and within manageable levels.

Strong economic development in emerging countries such as Brazil, Russia, India and China in particular, account for nearly 24 percent of global GDP and continues to be the engine of growth for the worldwide economy. These aforementioned "BRIC" economies grew by an average of 6.7 percent in 2005 or nearly double the U.S. economy's
3.5 percent over the same period. Moreover, China's economic growth seems to have accelerated in 2005 with domestic GDP climbing to a recently revised 9.9 percent, which exceeded most forecasts at the start of the year calling for sub-9 percent growth. Accordingly, China's Industrial Production and Fixed Asset Investment levels, which are key benchmarks for commodities, remained at robust levels of approximately 16 percent and 26 percent, respectively, through the first nine months of 2005.

INVESTMENT HIGHLIGHTS

STRENGTHS

* The fund benefited from a 19 percent increase in the price of gold during the period with the Philadelphia Stock Exchange Gold &
  Silver Index(2) gaining nearly 40 percent.

* Base metal inventories declined globally, driving prices for Copper ($2.01/lb), Aluminum ($1.04/lb) and Zinc ($0.90/lb) to new 52-week highs. As a result, the S&P/TSX Metals & Mining Index(3) gained 35 percent.

* Natural gas stocks helped fund performance during the period due to strong New York Mercantile Exchange (NYMEX) prices that reached $15 per thousand cubic feet on fears that winter storage would be inadequate.

* Oil prices gained another 8 percent over the past two quarters from $56.50 a barrel to $61.04 a barrel; the AMEX Oil Index(4) increased 12 percent.

* A decline in the U.S. Dollar enhanced Canadian equity performance as the S&P/TSX Capped Energy Trust Index(5) in U.S. Dollar terms, outperformed the Canadian dollar return by 7.1 percent.

* The fund maintained a large position in oil service and equipment stocks; this sector gained 25% during the period due to a rising rig count, higher day-rates and improving margins.

 GLOBAL RESOURCES FUND



WEAKNESSES

* Oil and gas operating costs were estimated to have increased by 20 percent annually in the third quarter, which compressed profit margins and weighed on quarterly earnings reports.

* New capacity expansions in the second half of the year were constrained by labor issues, transportation bottlenecks, permitting delays, equipment shortages and higher capital costs.

* Despite a strong recovery in ethylene pricing, chemical stocks could not gain traction during the period as the industry was struggling with plant outages on the gulf coast and rising feedstock costs.

* The fund did not fully participate in the strong rally for steel stocks during the period, mainly due to rapidly growing steel capacity in China, which could have weakened prices.

* Poor industry fundamentals limited the fund's exposure to forest and paper stocks, which outperformed briefly in the second half due to merger and acquisition activity.

CURRENT OUTLOOK

OPPORTUNITIES

* Despite significantly higher crude oil prices, the International Energy Agency (IEA) forecasts global demand growth to increase by
  2.2 percent or 1.8 million barrels a day in 2006.

* According to the U.S. Interior Department, a total of 108 low-producing oil and gas offshore platforms were destroyed by Hurricanes Rita and Katrina, while some of the other 53 heavily damaged platforms could be offline well into next year, further constraining oil and gas supply from the Gulf of Mexico.

* Refining margins should remain strong this year due to very high utilization rates necessary to meet rising demand, a heavy maintenance turnaround season and the introduction of stricter low sulfur requirements, which would limit imports.

* Copper fundamentals remain favorable despite calls for a surplus in capacity in 2006. Production shortfalls should continue, in our opinion, due to labor shortages, union issues, permitting delays and equipment constraints.

* The International Lead and Zinc Study Group said in their 2005 survey they see strong zinc demand from China (9 percent), India (9.2 percent) and Korea (6.4 percent) being offset by declines in the United States and Europe. Total demand in 2006 is forecast to rise by 5.7 percent to 11.12 million metric tons.

 GLOBAL RESOURCES FUND

* Coal inventories at U.S. utilities should end the year at the lowest level in decades, further supporting strong pricing for the next several years.

* According to a recent industry survey, oil and gas exploration and production (E&P) spending growth will exceed last year's record levels, with expenditures expected to rise by about 15 percent in 2006 vs. 2005.

THREATS

* There is a risk that the new Fed Chairman Ben Bernanke could become overly aggressive and raise short term interest too much, which would negatively impact U.S. housing/consumption and China's export led economy.

* China's economy could also slow down due to excessive speculation in real estate investment, which would suppress demand for commodities and other capital goods.

* Junior energy and mining exploration companies whose prospects are heavily dependent on new projects, may experience significant production delays due to constraints for raw materials, equipment (trucks, pumps and tires), skilled labor and engineers.

* Rising commodity prices and higher corporate profits are garnering more attention from labor unions and developing countries who are demanding higher wages and stronger production sharing contracts and increased tax rates. In fact, in some countries such as Bolivia, newly-elected president Evo Morales has pledged to nationalize the country's natural gas industry.

(1)The Reuters/Jeffries CRB Futures Price Index is an arithmetic average of commodity futures prices with monthly rebalancing.

(2)The Philadelphia Stock Exchange Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

(3)The S&P/TSX Metals & Mining Index is a modified capitalization-weighted index, whose equity weights are capped at 25 percent and index constituents are derived from a subset stock pool of S&P/TSX Composite Index stocks.

(4)The AMEX Oil Index is a price-weighted index of the leading companies involved in the exploration, production, and development of petroleum.

(5)The S&P/TSX Capped Energy Trust Index is a modified-market cap weighted index and represents a subset of the broad-based composite Index, in this case the Energy GICS sector of the income trust marketplace. Each constituent energy income trust will have its relative weight capped at 25 percent.

 GLOBAL RESOURCES FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2005

   PETROLEO BRASILEIRO S.A.                                 2.87%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   VALERO ENERGY CORP.                                      2.76%
     OIL & GAS REFINING & MARKETING
   ---------------------------------------------------------------
   WHITE NILE LTD.                                          2.74%
     OIL & GAS EXPLORATION & PRODUCTION - JUNIOR
   ---------------------------------------------------------------
   NATIONAL-OILWELL, INC.                                   2.04%
     OIL & GAS EQUIPMENT & SERVICES
   ---------------------------------------------------------------
   SUNOCO, INC.                                             2.00%
     OIL & GAS REFINING & MARKETING
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     1.81%
     SILVER MINING
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           1.73%
     GOLD MINING
   ---------------------------------------------------------------
   GRANT PRIDECO, INC.                                      1.52%
     OIL & GAS EQUIPMENT & SERVICES
   ---------------------------------------------------------------
   TECK COMINCO LTD.                                        1.49%
     GENERAL METAL & MINERAL MINING
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           1.49%
     GOLD & COPPER MINING


 PORTFOLIO PROFILE                                  December 31, 2005

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                46.94%
   ---------------------------------------------------------------
     United States                                         40.16%
   ---------------------------------------------------------------
     United Kingdom                                         4.13%
   ---------------------------------------------------------------
     Brazil                                                 2.87%
   ---------------------------------------------------------------
     Bermuda                                                2.49%
   ---------------------------------------------------------------
     Other Foreign                                          3.41%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different.

 GLOBAL RESOURCES FUND


 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                           December 31, 2005

                 [Global Resources Fund Pie Graph]

Cash Equivalent                                     4.0%
Oil & Gas Exploration & Production                 18.5%
Oil & Gas Equipment & Services                     15.1%
Oil & Gas - Integrated                             12.5%
Oil & Gas Royalty Trusts                            9.1%
Oil & Gas Drilling                                  7.7%
Metals & Mining                                    16.1%
Gold                                               11.4%
Other Basic Materials                               2.9%
Other Sectors                                       2.7%


    Energy:
      Oil & Gas Exploration & Production           18.5%
      Oil & Gas Equipment & Services               15.1%
      Oil & Gas - Integrated (includes             12.5%
        Refining and Marketing)
      Oil & Gas Royalty Trusts                      9.1%
      Oil & Gas Drilling                            7.7%
    Total Energy                                               62.9%
    Basic Materials:
      Metals & Mining (includes Copper,            16.1%
        Platinum Group Metals, Zinc, Nickel
        and Coal)
      Gold (includes Gold Mining, Silver           11.4%
        Mining and Gold & Copper Mining)
      Other Basic Materials                         2.9%
    Total Basic Materials                                      30.4%
    Other Sectors                                               2.7%
    Cash Equivalent                                             4.0%
                                                              -----
    Total Investments                                         100.0%
                                                              =====

 GOLD AND PRECIOUS MINERALS FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals and Gold Shares Funds pursue an objective of long-term capital growth through investments in gold and precious metal companies. The Gold Shares Fund also pursues current income as a secondary objective and focuses on established, gold-producing mines. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining, and processing of precious minerals such as gold, silver, platinum, and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE GRAPHS

 WORLD PRECIOUS MINERALS FUND

                    [World Precious Minerals Fund Graph]


                     World Precious    S&P 500        AMEX Gold
          Date       Minerals Fund      Index        BUGS Index*

       12/31/1995     $10,000.00      $10,000.00     $10,000.00
        1/31/1996     $11,615.57      $10,340.36     $12,082.57
        2/29/1996     $11,928.07      $10,436.23     $12,406.63
        3/29/1996     $12,564.86      $10,536.69     $12,084.34
        4/30/1996     $12,954.01      $10,692.03     $12,294.30
        5/31/1996     $14,274.76      $10,967.78     $12,670.71
        6/28/1996     $12,452.83      $11,009.62     $10,874.55
        7/31/1996     $12,134.43      $10,523.20     $10,571.66
        8/30/1996     $13,242.92      $10,745.19     $10,822.80
        9/30/1996     $12,853.77      $11,349.98     $10,081.75
       10/31/1996     $12,517.69      $11,663.02     $ 9,856.50
       11/29/1996     $12,317.22      $12,544.59     $ 9,901.19
       12/31/1996     $11,951.65      $12,296.03     $ 9,568.90
        1/31/1997     $11,284.20      $13,064.22     $ 9,235.43
        2/28/1997     $12,431.96      $13,166.61     $10,638.71
        3/31/1997     $10,947.36      $12,625.85     $ 9,423.04
        4/30/1997     $10,410.91      $13,379.35     $ 8,413.81
        5/30/1997     $10,972.31      $14,193.93     $ 8,910.78
        6/30/1997     $ 9,949.31      $14,829.84     $ 8,633.18
        7/31/1997     $ 9,475.24      $16,009.82     $ 8,572.60
        8/29/1997     $ 9,699.80      $15,112.92     $ 8,520.26
        9/30/1997     $10,111.50      $15,940.61     $ 9,216.02
       10/31/1997     $ 8,414.81      $15,408.24     $ 7,173.44
       11/28/1997     $ 6,674.46      $16,121.52     $ 5,871.90
       12/31/1997     $ 7,041.87      $16,398.39     $ 5,658.41
        1/30/1998     $ 7,648.16      $16,579.76     $ 5,739.58
        2/27/1998     $ 7,243.97      $17,775.57     $ 5,897.19
        3/31/1998     $ 7,736.58      $18,685.84     $ 6,434.75
        4/30/1998     $ 8,058.68      $18,873.83     $ 6,929.95
        5/29/1998     $ 6,915.56      $18,549.43     $ 5,831.32
        6/30/1998     $ 6,227.16      $19,302.89     $ 5,357.29
        7/31/1998     $ 5,791.38      $19,097.35     $ 4,775.04
        8/31/1998     $ 4,528.27      $16,336.31     $ 3,578.78
        9/30/1998     $ 6,252.42      $17,382.82     $ 5,248.49
       10/30/1998     $ 6,170.32      $18,796.77     $ 4,913.25
       11/30/1998     $ 5,759.81      $19,936.00     $ 4,598.01
       12/31/1998     $ 5,931.59      $21,084.82     $ 3,979.30
        1/29/1999     $ 5,678.64      $21,966.50     $ 3,958.13
        2/26/1999     $ 5,558.49      $21,283.81     $ 3,914.02
        3/31/1999     $ 5,444.67      $22,135.34     $ 3,765.22
        4/30/1999     $ 6,096.00      $22,992.54     $ 4,550.96
        5/28/1999     $ 4,983.04      $22,449.57     $ 3,869.91
        6/30/1999     $ 4,926.13      $23,695.50     $ 4,111.04
        7/30/1999     $ 4,647.89      $22,955.61     $ 3,941.66
        8/31/1999     $ 4,843.92      $22,842.05     $ 4,148.68
        9/30/1999     $ 6,102.33      $22,215.85     $ 5,088.51
       10/29/1999     $ 5,476.29      $23,621.69     $ 4,682.11
       11/30/1999     $ 5,235.99      $24,101.88     $ 4,422.16
       12/31/1999     $ 5,179.07      $25,521.39     $ 4,353.94
        1/31/2000     $ 4,597.30      $24,239.13     $ 3,871.67
        2/29/2000     $ 4,673.18      $23,780.29     $ 3,953.42
        3/31/2000     $ 4,319.06      $26,106.57     $ 3,659.94
        4/28/2000     $ 4,104.05      $25,321.25     $ 3,466.45
        5/31/2000     $ 3,977.58      $24,801.73     $ 3,357.64
        6/30/2000     $ 4,066.11      $25,413.17     $ 3,429.98
        7/31/2000     $ 3,636.10      $25,015.86     $ 2,917.13
        8/31/2000     $ 3,781.55      $26,569.70     $ 2,980.65
        9/29/2000     $ 3,395.80      $25,167.00     $ 2,748.93
       10/31/2000     $ 3,035.35      $25,060.60     $ 2,271.95
       11/30/2000     $ 3,003.74      $23,084.84     $ 2,478.39
       12/31/2000     $ 3,206.73      $23,197.82     $ 2,409.57
        1/31/2001     $ 3,174.98      $24,020.86     $ 2,804.80
        2/28/2001     $ 3,168.63      $21,830.60     $ 3,237.66
        3/30/2001     $ 2,959.08      $20,447.62     $ 2,924.19
        4/30/2001     $ 3,238.48      $22,036.61     $ 3,299.42
        5/31/2001     $ 3,365.47      $22,184.25     $ 3,687.00
        6/30/2001     $ 3,352.77      $21,644.32     $ 3,724.05
        7/31/2001     $ 3,162.28      $21,431.25     $ 3,575.25
        8/31/2001     $ 3,206.73      $20,089.62     $ 3,877.55
        9/30/2001     $ 3,390.87      $18,467.33     $ 4,223.37
       10/31/2001     $ 3,346.42      $18,819.48     $ 3,991.65
       11/30/2001     $ 3,327.38      $20,263.05     $ 3,761.69
       12/31/2001     $ 3,448.02      $20,440.57     $ 3,834.62
        1/31/2002     $ 4,051.27      $20,142.28     $ 4,473.33
        2/28/2002     $ 4,438.62      $19,753.83     $ 5,072.63
        3/31/2002     $ 5,162.51      $20,496.75     $ 5,810.74
        4/30/2002     $ 5,702.26      $19,254.08     $ 6,323.00
        5/31/2002     $ 8,026.34      $19,112.23     $ 8,317.94
        6/30/2002     $ 6,623.00      $17,750.69     $ 7,465.74
        7/31/2002     $ 4,762.46      $16,367.11     $ 6,313.59
        8/31/2002     $ 5,422.86      $16,474.57     $ 7,565.72
        9/30/2002     $ 5,460.96      $14,684.12     $ 7,406.93
       10/31/2002     $ 4,737.06      $15,976.56     $ 6,515.91
       11/30/2002     $ 4,787.86      $16,916.93     $ 6,818.21
       12/31/2002     $ 6,324.31      $15,923.09     $ 8,534.96
        1/31/2003     $ 6,565.55      $15,505.97     $ 8,474.39
        2/28/2003     $ 6,324.31      $15,273.32     $ 7,772.75
        3/31/2003     $ 5,959.20      $15,421.61     $ 7,276.95
        4/30/2003     $ 5,802.72      $16,691.89     $ 7,333.41
        5/31/2003     $ 6,226.51      $17,571.34     $ 8,323.24
        6/30/2003     $ 6,356.91      $17,795.50     $ 8,789.63
        7/31/2003     $ 6,767.67      $18,109.25     $ 9,647.71
        8/31/2003     $ 7,934.73      $18,462.43     $11,397.40
        9/30/2003     $ 8,547.60      $18,266.37     $11,488.56
       10/31/2003     $10,457.93      $19,299.70     $12,713.05
       11/30/2003     $12,185.71      $19,469.50     $14,610.95
       12/31/2003     $12,186.84      $20,490.57     $14,287.48
        1/31/2004     $11,309.04      $20,866.67     $12,681.88
        2/29/2004     $11,806.46      $21,156.71     $13,221.20
        3/31/2004     $12,837.88      $20,837.53     $13,873.43
        4/30/2004     $10,036.22      $20,510.41     $10,514.62
        5/31/2004     $10,365.40      $20,791.88     $11,758.51
        6/30/2004     $10,006.96      $21,196.17     $11,112.16
        7/31/2004     $ 9,524.17      $20,494.65     $10,942.19
        8/31/2004     $ 9,933.81      $20,577.55     $12,197.26
        9/30/2004     $11,469.97      $20,800.41     $13,608.19
       10/31/2004     $11,733.31      $21,118.19     $13,738.75
       11/30/2004     $12,830.56      $21,972.66     $13,935.19
       12/31/2004     $12,304.59      $22,720.36     $12,664.24
        1/31/2005     $11,665.29      $22,166.55     $11,854.97
        2/28/2005     $12,868.67      $22,633.03     $12,663.65
        3/31/2005     $12,266.98      $22,232.24     $11,872.02
        4/30/2005     $10,612.33      $21,810.60     $10,470.51
        5/31/2005     $10,574.72      $22,504.58     $10,926.31
        6/30/2005     $11,657.77      $22,536.52     $11,854.38
        7/31/2005     $11,725.46      $23,374.62     $11,572.66
        8/31/2005     $12,439.97      $23,161.35     $12,114.92
        9/30/2005     $14,199.91      $23,348.94     $14,420.40
       10/31/2005     $13,011.57      $22,959.69     $13,105.92
       11/30/2005     $14,312.73      $23,828.08     $14,317.47
       12/31/2005     $16,104.98      $23,836.25     $16,285.36


 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2005

                                Six Month  One Year   Five Year   Ten Year
  World Precious Minerals Fund   38.15%     30.89%     38.07%      4.88%
  ------------------------------------------------------------------------
  S&P 500 Index                   5.77%      4.91%      0.54%      9.06%
  ------------------------------------------------------------------------
  AMEX Gold BUGS Index*          37.38%     28.59%     46.48%      4.99%

  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The AMEX Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining that do not hedge their gold production beyond 1 1/2 years.

 GOLD AND PRECIOUS MINERALS FUND


 GOLD SHARES FUND

                         [Gold Shares Fund Graph]

                     Gold Shares        S&P 500   Philadelphia Stock Exchange
          Date           Fund            Index        Gold & Silver Index

        12/29/1995     $10,000.00      $10,000.00         $10,000.00
         1/31/1996     $12,216.49      $10,340.36         $11,713.99
         2/29/1996     $11,855.67      $10,436.23         $11,973.28
         3/29/1996     $11,185.57      $10,536.69         $11,961.44
         4/30/1996     $11,237.11      $10,692.03         $11,930.29
         5/31/1996     $11,546.39      $10,967.78         $12,408.28
         6/28/1996     $ 9,587.63      $11,009.62         $10,315.87
         7/31/1996     $ 9,483.42      $10,523.20         $10,371.04
         8/30/1996     $ 9,431.31      $10,745.19         $10,397.32
         9/30/1996     $ 8,597.60      $11,349.98         $ 9,615.12
        10/31/1996     $ 8,441.28      $11,663.02         $ 9,652.67
        11/29/1996     $ 7,868.11      $12,544.59         $10,054.01
        12/31/1996     $ 7,451.26      $12,296.03         $ 9,772.10
         1/31/1997     $ 6,706.13      $13,064.22         $ 9,225.77
         2/28/1997     $ 7,664.15      $13,166.61         $10,259.71
         3/31/1997     $ 6,599.68      $12,625.85         $ 8,729.27
         4/30/1997     $ 6,067.45      $13,379.35         $ 7,871.58
         5/30/1997     $ 6,173.90      $14,193.93         $ 8,764.61
         6/30/1997     $ 5,130.72      $14,829.84         $ 8,039.07
         7/31/1997     $ 5,239.89      $16,009.82         $ 8,242.28
         8/29/1997     $ 5,294.47      $15,112.92         $ 8,329.17
         9/30/1997     $ 5,185.30      $15,940.61         $ 9,224.68
        10/31/1997     $ 4,039.08      $15,408.24         $ 7,408.34
        11/28/1997     $ 3,111.18      $16,121.52         $ 5,984.97
        12/31/1997     $ 3,176.68      $16,398.39         $ 6,271.34
         1/30/1998     $ 3,176.68      $16,579.76         $ 6,337.27
         2/27/1998     $ 2,898.02      $17,775.57         $ 6,381.85
         3/31/1998     $ 2,953.76      $18,685.84         $ 6,911.84
         4/30/1998     $ 3,120.95      $18,873.83         $ 7,443.99
         5/29/1998     $ 2,507.91      $18,549.43         $ 6,334.01
         6/30/1998     $ 2,112.21      $19,302.89         $ 6,081.81
         7/31/1998     $ 2,128.93      $19,097.35         $ 5,339.41
         8/31/1998     $ 1,638.50      $16,336.31         $ 4,153.90
         9/30/1998     $ 2,284.98      $17,382.82         $ 6,371.46
        10/30/1998     $ 2,234.82      $18,796.77         $ 6,410.82
        11/30/1998     $ 2,095.49      $19,936.00         $ 6,043.36
        12/31/1998     $ 2,128.93      $21,084.82         $ 5,534.58
         1/29/1999     $ 2,034.19      $21,966.50         $ 5,388.91
         2/26/1999     $ 1,989.61      $21,283.81         $ 5,160.48
         3/31/1999     $ 1,978.46      $22,135.34         $ 5,100.08
         4/30/1999     $ 2,201.38      $22,992.54         $ 6,273.59
         5/28/1999     $ 1,855.85      $22,449.57         $ 5,214.11
         6/30/1999     $ 1,906.01      $23,695.50         $ 5,733.20
         7/30/1999     $ 1,783.40      $22,955.61         $ 5,385.43
         8/31/1999     $ 1,878.14      $22,842.05         $ 5,828.83
         9/30/1999     $ 2,390.87      $22,215.85         $ 6,947.16
        10/29/1999     $ 2,140.08      $23,621.69         $ 6,021.59
        11/30/1999     $ 2,050.91      $24,101.88         $ 5,814.26
        12/31/1999     $ 2,073.20      $25,521.39         $ 5,894.92
         1/31/2000     $ 1,822.41      $24,239.13         $ 5,201.97
         2/29/2000     $ 1,833.56      $23,780.29         $ 5,220.90
         3/31/2000     $ 1,694.23      $26,106.57         $ 4,940.95
         4/28/2000     $ 1,560.47      $25,321.25         $ 4,787.92
         5/31/2000     $ 1,560.47      $24,801.73         $ 4,941.51
         6/30/2000     $ 1,627.35      $25,413.17         $ 5,077.00
         7/31/2000     $ 1,471.30      $25,015.86         $ 4,465.78
         8/31/2000     $ 1,560.47      $26,569.70         $ 4,628.09
         9/29/2000     $ 1,460.16      $25,167.00         $ 4,415.10
        10/31/2000     $ 1,315.26      $25,060.60         $ 3,880.03
        11/30/2000     $ 1,337.55      $23,084.84         $ 4,181.57
        12/31/2000     $ 1,454.59      $23,197.82         $ 4,567.16
         1/31/2001     $ 1,437.87      $24,020.86         $ 4,340.62
         2/28/2001     $ 1,471.30      $21,830.60         $ 4,691.60
         3/30/2001     $ 1,337.55      $20,447.62         $ 4,251.57
         4/30/2001     $ 1,515.89      $22,036.61         $ 4,927.25
         5/31/2001     $ 1,582.77      $22,184.25         $ 5,116.46
         6/30/2001     $ 1,577.19      $21,644.32         $ 4,770.10
         7/31/2001     $ 1,460.16      $21,431.25         $ 4,753.12
         8/31/2001     $ 1,499.17      $20,089.62         $ 5,088.07
         9/30/2001     $ 1,560.47      $18,467.33         $ 5,199.88
        10/31/2001     $ 1,538.18      $18,819.48         $ 4,907.84
        11/30/2001     $ 1,527.04      $20,263.05         $ 4,742.53
        12/31/2001     $ 1,616.21      $20,440.57         $ 4,912.28
         1/31/2002     $ 1,883.72      $20,142.28         $ 5,535.00
         2/28/2002     $ 2,156.80      $19,753.83         $ 5,901.53
         3/31/2002     $ 2,463.32      $20,496.75         $ 6,424.12
         4/30/2002     $ 2,708.54      $19,254.08         $ 6,702.33
         5/31/2002     $ 3,589.09      $19,112.23         $ 7,653.66
         6/30/2002     $ 2,942.61      $17,750.69         $ 6,495.20
         7/31/2002     $ 2,173.52      $16,367.11         $ 5,502.67
         8/31/2002     $ 2,513.48      $16,474.57         $ 6,361.28
         9/30/2002     $ 2,585.93      $14,684.12         $ 6,387.72
        10/31/2002     $ 2,229.25      $15,976.56         $ 5,810.68
        11/30/2002     $ 2,251.54      $16,916.93         $ 5,805.18
        12/31/2002     $ 2,931.46      $15,923.09         $ 7,041.72
         1/31/2003     $ 3,003.91      $15,505.97         $ 7,063.74
         2/28/2003     $ 2,814.43      $15,273.32         $ 6,646.83
         3/31/2003     $ 2,636.09      $15,421.61         $ 6,184.03
         4/30/2003     $ 2,519.05      $16,691.89         $ 6,036.81
         5/31/2003     $ 2,803.28      $17,571.34         $ 6,800.24
         6/30/2003     $ 2,886.88      $17,795.50         $ 7,282.95
         7/31/2003     $ 3,037.35      $18,109.25         $ 7,513.52
         8/31/2003     $ 3,533.36      $18,462.43         $ 8,458.50
         9/30/2003     $ 3,689.41      $18,266.37         $ 8,474.67
        10/31/2003     $ 4,263.44      $19,299.70         $ 9,124.97
        11/30/2003     $ 5,065.97      $19,469.50         $10,210.09
        12/31/2003     $ 4,897.79      $20,490.57         $10,136.92
         1/31/2004     $ 4,344.27      $20,866.67         $ 8,909.75
         2/29/2004     $ 4,506.41      $21,156.71         $ 9,320.65
         3/31/2004     $ 4,942.51      $20,837.53         $ 9,809.63
         4/30/2004     $ 3,796.34      $20,510.41         $ 7,663.68
         5/31/2004     $ 4,103.85      $20,791.88         $ 8,411.82
         6/30/2004     $ 3,913.76      $21,196.17         $ 8,082.50
         7/31/2004     $ 3,684.52      $20,494.65         $ 8,151.08
         8/31/2004     $ 3,885.80      $20,577.55         $ 8,898.88
         9/30/2004     $ 4,444.91      $20,800.41         $ 9,577.58
        10/31/2004     $ 4,500.82      $21,118.19         $ 9,721.49
        11/30/2004     $ 4,841.87      $21,972.66         $10,048.03
        12/31/2004     $ 4,582.51      $22,720.36         $ 9,357.02
         1/31/2005     $ 4,363.23      $22,166.55         $ 8,614.13
         2/28/2005     $ 4,666.85      $22,633.03         $ 9,340.97
         3/31/2005     $ 4,374.47      $22,232.24         $ 8,865.56
         4/30/2005     $ 3,800.95      $21,810.60         $ 7,904.54
         5/31/2005     $ 3,885.30      $22,504.58         $ 8,178.41
         6/30/2005     $ 4,312.62      $22,536.52         $ 8,817.70
         7/31/2005     $ 4,346.36      $23,374.62         $ 8,610.18
         8/31/2005     $ 4,638.74      $23,161.35         $ 9,100.06
         9/30/2005     $ 5,302.22      $23,348.94         $10,745.84
        10/31/2005     $ 4,976.10      $22,959.69         $10,129.23
        11/30/2005     $ 5,386.56      $23,828.08         $10,925.50
        12/31/2005     $ 6,085.50      $23,836.25         $12,215.73


 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                          December 31, 2005

                               Six Month  One Year     Five Year   Ten Year
  Gold Shares Fund              41.11%     32.80%       33.12%     (4.84)%
  -------------------------------------------------------------------------
  S&P 500 Index                  5.77%      4.91%        0.54%      9.06%
  -------------------------------------------------------------------------
  Philadelphia Stock Exchange
    Gold & Silver Index         38.54%     30.55%       21.72%      2.02%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Philadelphia Stock
  Exchange Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

PERFORMANCE COMMENTARY

The World Precious Minerals Fund outperformed the S&P 500 Index and the AMEX Gold BUGS Index for the six-month and one-year periods ended December 31, 2005. The Gold Shares Fund outperformed the S&P 500 Index and the Philadelphia Stock Exchange Gold & Silver Index for the six-month, one-year and five-year periods ended December 31, 2005.

 GOLD AND PRECIOUS MINERALS FUNDS


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers for the six-months include:

* Major gold producers are reporting a declining production profile.

* Total production costs are climbing due to currency effects, higher labor cost, rising G&A, higher royalties at higher gold prices, and bigger exploration budgets.

* Resource and reserve quality have fallen. Despite that greater volumes of ore have been processed at the mines; the average grade of the ore has fallen close to 20 percent over the last five years.

* Declining production combined with higher cost has lowered the profitability of the gold industry, particularly when investors have been looking for higher profits to be achieved.

* Venezuela, Mongolia, and Russia announced, proposed or implemented changes regarding natural resource investments within their borders, thus making it more difficult for foreign companies to develop mineral deposits in these regions.

* Investment demand for gold has grown substantially over the last six months despite the rise in price to $517.00; a gain of 18.71 percent. For the streetTRACKS Gold Trust(1) exchange-traded fund
  (ETF), assets invested in gold have climbed by 76.2 percent to $4.34 billion in the last six months.

INVESTMENT HIGHLIGHTS

STRENGTHS

* Spot gold closed at $517.00, up $81.50 or 18.71 percent over the last 6-months while copper rose to $2.04 per pound, a gain of
  54.93 percent for the same period.

* Despite the U.S. Trade-Weighted Dollar Index(2) rising 2.22 percent over the past six months, gold remained very strong. A gold trader at RBC Capital Markets commented that gold is now trading on its own merits, not so much as a hedge on the Dollar but, as another alternative to currencies.

* At the London Bullion Market Association's Precious Metals
  Conference held in November, Maria Gueguina, Head of External
  Reserves Management for the Russian Central bank, made a statement that they want to raise their gold holdings to 10 percent of their reserves.

 GOLD AND PRECIOUS MINERALS FUNDS

WEAKNESSES

* Although gold bullion was strong, the share price performance of the gold mining shares lacked their typical 3-to-1 leverage factor to price changes in gold.

* A continued trend in quarter-over-quarter rising costs profiled in the gold industry is offsetting any profit growth from a higher gold price for gold producers and has hurt returns.

* Lihir Gold Ltd.,(3) Australia's second largest listed gold stock, announced they had sold forward 480,000 ounces of gold to finance an expansion and clean up the existing hedge book. Although, this represents slightly more than one day's world production of gold, at about 310,000 ounces, if other producers jump back on the forward sales bandwagon, the gold market could weaken as supplies are brought forward.

CURRENT OUTLOOK

OPPORTUNITIES

* Unofficially, hunting season for gold stocks opened in December with four takeover announcements hitting the market in one day as senior and mid-tier gold producers sought to take advantage of cheap valuations currently prevalent in the junior gold stocks. There had been several takeouts announced earlier in the quarter, but the valuation gap between the junior and senior gold stocks persisted for most of 2005. With higher gold prices in 2006, we expect there will be a drive to acquire more junior companies with good projects.

* A recent study released by M. Murenbeeld & Associates Inc. that examined the length of gold cycles going back to the 1800's found that the average length of a decline was just over 19 years with the most recent decline being 21 years. The average rising period for gold has been just over 25 years with the most recent period, 1970 to 1980, being only 10 years in length. We may be just four years into the current cycle.

* Besides the success of the streetTRACKS Gold Trust(1) ETF over the last six months, another catalyst for gold in the coming year will be more Asian buying. At the end of December, the Shanghai Branch of the Industrial Bank of China launched individual gold passbook trading accounts.

 GOLD AND PRECIOUS MINERALS FUNDS

THREATS

* Rising energy prices and reagent costs such as cyanide could continue to be a drag on gold company earnings in 2006.

* One of the surprises of 2006, as phrased by Richard Bernstein at Merrill Lynch, could be that the new Federal Reserve Chairman Ben Bernanke could raise interest rates higher and for longer than the markets are currently anticipating.

* The gold contango has widened from to 350 b.p. to more than 450 b.p. over the past six months, making forward sales of gold more attractive, but we have not seen any momentum shift to forward selling at this time.

(1)This security comprised 0.64 percent of the total net assets of the World Precious Minerals Fund and 0.95 percent of the total net assets of the Gold Shares Fund as of December 31, 2005.

(2)The U.S. Trade-Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(3)This security comprised 0.42 percent of the total net assets of the World Precious Minerals Fund and 0.93 percent of the total net assets of the Gold Shares Fund as of December 31, 2005.

 WORLD PRECIOUS MINERALS FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2005

   GOLDCORP, INC.                                          13.00%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           8.14%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   BOLIVAR GOLD CORP.                                       4.45%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     3.91%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  3.71%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   MERIDIAN GOLD, INC.                                      2.59%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         2.27%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   LUNDIN MINING CORP.                                      2.01%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   MEXGOLD RESOURCES, INC.                                  1.76%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   AFRICAN PLATINUM PLC                                     1.73%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT

 GOLD AND PRECIOUS MINERALS FUNDS


GOLD SHARES FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2005

   GOLDCORP, INC.                                          21.12%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           8.05%
     GOLD MINING
   ---------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                     6.48%
     GOLD MINING
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         5.17%
     GOLD MINING
   ---------------------------------------------------------------
   MERIDIAN GOLD, INC.                                      5.14%
     GOLD MINING
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     4.60%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  4.12%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHGATE MINERALS CORP.                                 3.41%
     GOLD MINING
   ---------------------------------------------------------------
   NEWMONT MINING CORP.                                     3.12%
     GOLD MINING
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          3.02%
     GOLD MINING

 GOLD AND PRECIOUS MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 PORTFOLIO PROFILE                                 December 31, 2005

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                75.34%
   ---------------------------------------------------------------
     United States                                         11.02%
   ---------------------------------------------------------------
     United Kingdom                                         7.10%
   ---------------------------------------------------------------
     South Africa                                           2.26%
   ---------------------------------------------------------------
     Australia                                              1.73%
   ---------------------------------------------------------------
     Other Foreign                                          2.55%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different.


GOLD SHARES FUND

 PORTFOLIO PROFILE                                 December 31, 2005

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                64.59%
   ---------------------------------------------------------------
     United States                                         22.24%
   ---------------------------------------------------------------
     South Africa                                           7.14%
   ---------------------------------------------------------------
     United Kingdom                                         4.12%
   ---------------------------------------------------------------
     Other Foreign                                          1.91%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different.

 GOLD AND PRECIOUS MINERALS FUNDS


 WORLD PRECIOUS MINERALS FUND
 PORTFOLIO ALLOCATION BY INDUSTRY                        December 31, 2005
 BASED ON TOTAL INVESTMENTS

                  [World Precious Minerals Fund Pie Graph]

Intermediate & Junior Gold Producers      48.4%
Gold/Mineral Exploration & Development    22.4%
Metal & Mineral Mining                    10.0%
Senior Gold Producers                      6.5%
Cash Equivalent                            5.0%
Other                                      7.7%


 GOLD SHARES FUND
 PORTFOLIO ALLOCATION BY INDUSTRY                        December 31, 2005
 BASED ON TOTAL INVESTMENTS

                    [Gold Shares Fund Pie Graph]

Gold Royalty Company         2.9%
Cash Equivalent              7.1%
Metal & Mineral Mining       8.9%
Gold Mining                 77.6%
Other                        3.5%

  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2005

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

* ACTUAL EXPENSES. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2005

------------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2005
                                       BEGINNING          ENDING           EXPENSES
                                     ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING
                                     JULY 1, 2005    DECEMBER 31, 2005     PERIOD*
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES CASH FUND
Based on Actual Fund Return            $1,000.00         $1,012.70         $ 5.17
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.06         $ 5.19
------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES SAVINGS
  FUND
Based on Actual Fund Return            $1,000.00         $1,016.00         $ 2.29
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.94         $ 2.29
------------------------------------------------------------------------------------
NEAR-TERM TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,005.60         $ 2.29
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.92         $ 2.31
------------------------------------------------------------------------------------
TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,008.30         $ 3.55
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,021.67         $ 3.58
------------------------------------------------------------------------------------
ALL AMERICAN EQUITY FUND
Based on Actual Fund Return            $1,000.00         $1,093.60         $ 9.23
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,016.38         $ 8.89
------------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
Based on Actual Fund Return            $1,000.00         $1,154.00         $13.14
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,013.01         $12.28
------------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
Based on Actual Fund Return            $1,000.00         $1,235.70         $ 5.47
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.32         $ 4.94
------------------------------------------------------------------------------------
WORLD PRECIOUS MINERALS FUND
Based on Actual Fund Return            $1,000.00         $1,381.50         $ 8.16
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,018.35         $ 6.92
------------------------------------------------------------------------------------
GOLD SHARES FUND
Based on Actual Fund Return            $1,000.00         $1,411.10         $10.45
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,016.53         $ 8.74
------------------------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios for the six-month period ended December 31, 2005, were 1.02%, 0.45%, 0.45%, 0.70%, 1.75%, 2.42%, 0.97%, 1.36% and 1.72%,
respectively, for the U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 365 days in the current fiscal year.

U.S. TREASURY SECURITIES CASH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2005

UNITED STATES
GOVERNMENT                            COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 54.88%                     RATE      DATE       AMOUNT         VALUE

UNITED STATES TREASURY BILLS 36.48%
------------------------------------------------------------------------------------
                               Yield   3.53%   01/05/06  $ 10,000,000   $  9,996,078
                               Yield   3.08%   01/12/06    10,000,000      9,990,589
                               Yield   3.99%   04/20/06    10,000,000      9,879,191
                               Yield   4.08%   06/01/06    10,000,000      9,828,867
                                                                        ------------
                                                                          39,694,725

UNITED STATES TREASURY NOTES 18.40%
------------------------------------------------------------------------------------
                                      1.875%   01/31/06    10,000,000      9,989,370
                                      4.625%   05/15/06    10,000,000     10,024,106
                                                                        ------------
                                                                          20,013,476

------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                59,708,201
------------------------------------------------------------------------------------
  (cost $59,708,201)

REPURCHASE AGREEMENTS 43.94%

Joint Tri-Party Repurchase
  Agreements, 12/30/05,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

3.45% Morgan Stanley Dean
  Witter, repurchase price
  $25,822,989                          3.45%   01/03/06    25,813,094     25,813,094
3.40% UBS Financial Services,
  Inc., repurchase price
  $22,008,311                          3.40%   01/03/06    22,000,000     22,000,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               47,813,094
------------------------------------------------------------------------------------
  (cost $47,813,094)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.82%                                                 107,521,295
------------------------------------------------------------------------------------
  (cost $107,521,295)
Other assets and liabilities, net 1.18%                                    1,283,628
                                                                        ------------

                NET ASSETS 100%                                         $108,804,923
                                                                        ------------

See notes to portfolios of investments and notes to financial statements.

42


U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2005

UNITED STATES
GOVERNMENT AND AGENCY                 COUPON   MATURITY     PRINCIPAL
OBLIGATIONS 99.73%                     RATE      DATE         AMOUNT        VALUE

FEDERAL FARM CREDIT BANK 27.66%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  4.08%    01/04/06  $ 20,000,000   $ 19,993,200
                               Yield  4.01%    01/11/06    10,000,000      9,988,861
                               Yield  4.15%    01/13/06     3,105,000      3,100,705
                               Yield  3.66%    01/26/06     5,000,000      4,987,291
                               Yield  3.70%    01/31/06     5,000,000      4,984,583
                               Yield  3.88%    05/15/06     5,000,000      4,927,789
Fixed Rates:
                                      1.70%    01/03/06     1,100,000      1,099,890
                                      1.75%    01/05/06     4,490,000      4,488,946
                                      2.99%    01/11/06     1,000,000        999,846
                                      2.00%    01/23/06     1,000,000        999,134
                                      2.48%    02/06/06     1,350,000      1,348,667
                                      1.85%    03/03/06     1,670,000      1,664,975
                                      2.00%    03/08/06     1,090,000      1,086,782
                                      1.93%    03/15/06     1,900,000      1,893,563
                                      4.90%    03/21/06     5,000,000      5,008,423
                                      5.40%    03/22/06     1,000,000      1,002,008
                                      2.60%    03/29/06     2,000,000      1,995,107
                                      3.65%    04/04/06     2,045,000      2,045,500
                                      2.00%    04/19/06     1,000,000        994,616
                                      5.40%    05/10/06     3,755,000      3,773,101
                                      2.35%    05/12/06     7,150,000      7,099,879
                                      2.60%    05/19/06     2,800,000      2,789,581
                                      3.65%    05/23/06     3,975,000      3,967,591
                                      2.17%    06/12/06     1,425,000      1,410,896
                                      5.50%    06/15/06     1,990,000      2,002,127
                                      2.13%    07/17/06     5,000,000      4,936,320
                                      4.05%    08/11/06     3,000,000      2,999,453
                                      2.80%    08/16/06     2,000,000      1,980,059
                                      2.60%    09/07/06     6,000,000      5,921,297
                                      2.90%    09/29/06     2,500,000      2,472,174
                                                                        ------------
                                                                         111,962,364

FEDERAL HOME LOAN BANK 72.07%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  3.51%    01/03/06   161,732,000    161,700,488
                               Yield  3.97%    01/04/06    17,928,000     17,922,067
                               Yield  4.18%    01/13/06    25,965,000     25,928,865
                               Yield  4.08%    01/18/06    10,000,000      9,980,733
                               Yield  4.16%    01/20/06     8,900,000      8,880,459

See notes to portfolios of investments and notes to financial statements.

                                                                          43


U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2005

UNITED STATES
GOVERNMENT AND AGENCY                COUPON    MATURITY    PRINCIPAL
OBLIGATIONS                           RATE       DATE       AMOUNT         VALUE

FEDERAL HOME LOAN BANK (CONT'D)
-------------------------------------------------------------------------------------
Fixed Rates:
                                      1.75%    01/10/06  $  2,100,000   $  2,098,897
                                      1.89%    01/23/06     1,000,000        998,610
                                      2.13%    02/10/06     5,000,000      4,988,847
                                      2.00%    02/13/06     9,400,000      9,376,589
                                      4.00%    02/23/06     2,500,000      2,498,391
                                      2.50%    02/24/06     3,300,000      3,293,739
                                      5.13%    03/06/06     6,100,000      6,109,303
                                      2.50%    03/15/06     2,500,000      2,494,507
                                      2.55%    05/17/06     5,000,000      4,974,506
                                      2.45%    05/19/06     1,925,000      1,913,578
                                      2.65%    05/26/06     2,500,000      2,481,235
                                      6.09%    06/02/06     1,000,000      1,005,816
                                      2.10%    06/12/06     5,000,000      4,947,735
                                      3.75%    06/30/06     3,000,000      2,996,914
                                      3.25%    07/21/06     4,000,000      3,984,899
                                      2.75%    07/28/06     4,000,000      3,972,864
                                      2.50%    08/14/06     4,350,000      4,299,905
                                      2.70%    09/29/06     2,000,000      1,970,726
                                      3.00%    11/06/06     1,585,000      1,563,212
Step Coupon:
                                      3.25%    11/24/06     1,400,000      1,391,264
                                                                        ------------
                                                                         291,774,149

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.73%                                                 403,736,513
------------------------------------------------------------------------------------
  (cost $403,736,513)
Other assets and liabilities,
  net 0.27%                                                                1,105,113
                                                                        ------------

NET ASSETS 100%                                                         $404,841,626
                                                                        ------------



See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2005

                                         COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS 94.06%                    RATE      DATE        AMOUNT        VALUE

ALABAMA 1.64%
--------------------------------------------------------------------------------------
DCH Health Care Authority Facilities
  Revenue                                 5.00%   06/01/09   $  250,000    $   262,097

ARIZONA 3.26%
--------------------------------------------------------------------------------------
Arizona State Transportation Board,
  Series A                                5.00%   07/01/09      300,000        315,462
Maricopa County, Arizona Unified School
  District, GO                            4.85%   07/01/11      200,000        206,372
                                                                           -----------
                                                                               521,834

CALIFORNIA 6.63%
--------------------------------------------------------------------------------------
Association of Bay Area Governments
  (ABAG) Finance Authority, Series C      4.00%   03/01/08      100,000        100,365
California State, GO                      6.40%   02/01/06      500,000        501,135
Chino Basin Regional Financing
  Authority Revenue                       7.00%   08/01/06      250,000        255,250
San Diego, California Community College
  District, GO Unlimited, (ZCB)           0.00%   05/01/15      300,000        203,073
                                                                           -----------
                                                                             1,059,823

COLORADO 3.21%
--------------------------------------------------------------------------------------
Adams & Arapahoe Counties Joint School
  District, Series C, GO                  5.75%   12/01/07      100,000        104,180
Platte River Power Authority Revenue,
  Series FF                               5.00%   06/01/07      400,000        409,140
                                                                           -----------
                                                                               513,320

CONNECTICUT 2.98%
--------------------------------------------------------------------------------------
Bridgeport, Series A, GO                  6.00%   03/01/06      200,000        200,852
Connecticut State, Series D, GO
  Unlimited                              5.375%   11/15/18      250,000        275,317
                                                                           -----------
                                                                               476,169

DELAWARE 1.31%
--------------------------------------------------------------------------------------
Delaware Transportation Authority
  System Revenue                          5.50%   07/01/08      200,000        210,088

DISTRICT OF COLUMBIA 1.00%
--------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                5.50%   06/01/09      150,000        159,696

FLORIDA 4.25%
--------------------------------------------------------------------------------------
Florida State Board of Education
  Capital Outlay, Series B, GO            5.25%   06/01/11      175,000        183,818
Hillsborough County Industrial
  Development Authority Hospital
  Revenue                                 3.50%   10/01/09      205,000        202,938

See notes to portfolios of investments and notes to financial statements.

                                                                          45



NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2005

                                         COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE

FLORIDA (CONT'D)
--------------------------------------------------------------------------------------
Jacksonville Transportation
  Authority, GO                           6.50%   07/01/07   $  280,000    $   293,037
                                                                           -----------
                                                                               679,793

GEORGIA 4.18%
--------------------------------------------------------------------------------------
Atlanta Development Authority Revenue,
  Series A                                5.25%   07/01/12      375,000        390,244
Coweta County School District, GO         4.00%   08/01/06      175,000        175,773
Georgia Municipal Electric Authority
  Power Revenue, Series A                 5.30%   01/01/07      100,000        101,979
                                                                           -----------
                                                                               667,996

ILLINOIS 6.03%
--------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)               0.00%   11/01/08      275,000        249,001
Illinois Finance Authority Revenue,
  Refunding                               5.00%   07/01/16      390,000        421,500
Western Illinois, University and
  College Revenue                         3.50%   04/01/13      300,000        294,711
                                                                           -----------
                                                                               965,212

INDIANA 3.69%
--------------------------------------------------------------------------------------
Indiana State Finance Authority
  Revenue, Refunding                      4.00%   05/01/12      350,000        357,241
Indianapolis, Indiana Local Public
  Improvement Bond Bank, Series D         6.60%   02/01/07      225,000        232,704
                                                                           -----------
                                                                               589,945

IOWA 1.99%
--------------------------------------------------------------------------------------
Ames, Iowa Hospital Revenue, Refunding    5.00%   06/15/15      300,000        318,549

KANSAS 1.27%
--------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Revenue                       4.00%   10/01/15      200,000        202,732

MASSACHUSETTS 1.49%
--------------------------------------------------------------------------------------
Massachusetts State Health &
  Educational Facilities Authority
  Revenue, Series D                       5.00%   10/01/07      135,000        135,146
Massachusetts State, Series C, GO        4.625%   10/01/08      100,000        103,147
                                                                           -----------
                                                                               238,293

MICHIGAN 2.03%
--------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financial Authority, Series A           5.20%   05/01/10      130,000        133,289

See notes to portfolios of investments and notes to financial statements.

46



NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2005

                                         COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE

MICHIGAN (CONT'D)
--------------------------------------------------------------------------------------
Michigan Municipal Board Authority
  Revenue                                 3.00%   11/01/09   $  200,000    $   191,232
                                                                           -----------
                                                                               324,521
MISSISSIPPI 3.68%
--------------------------------------------------------------------------------------
Mississippi Development Bank Special
  Obligation                              3.25%   11/01/07      300,000        292,212
Mississippi Hospital Equipment &
  Facilities Authority Revenue            3.45%   04/01/07      300,000        296,595
                                                                           -----------
                                                                               588,807

NEVADA 3.19%
--------------------------------------------------------------------------------------
Nevada State Municipal Bond Bank
  Project #51, Series A, GO               5.10%   01/01/08      250,000        250,000
Washoe County Gas & Water Facilities
  Revenue                                 6.30%   12/01/14      250,000        260,627
                                                                           -----------
                                                                               510,627

NEW JERSEY 4.79%
--------------------------------------------------------------------------------------
Brigantine, New Jersey School
  Improvements, GO Unlimited              3.50%   01/15/13      300,000        296,496
New Jersey State                         5.125%   05/01/10      250,000        266,255
Washington Township Board of Education,
  GO                                      5.10%   02/01/08      200,000        203,864
                                                                           -----------
                                                                               766,615

NEW YORK 10.38%
--------------------------------------------------------------------------------------
Hempstead Township, Series B, GO
  Unlimited Tax                          5.375%   11/15/10      120,000        125,806
New York City Transitional Financial
  Authority Revenue, Series A             5.25%   11/01/08      225,000        236,534
New York, New York, Series B              5.25%   08/01/09      200,000        211,170
New York, New York, Series C              3.50%   08/01/07      300,000        300,588
New York State, GO                        5.00%   03/01/08      250,000        258,658
New York State, Local Highway & Bridge,
  Series A                               5.375%   04/01/10      200,000        210,422
Schenectady Metroplex Development
  Authority Revenue, Series A             5.00%   12/15/12      110,000        114,956
Tobacco Settlement Financing Corp.,
  Series B                                4.00%   06/01/07      200,000        201,574
                                                                           -----------
                                                                             1,659,708

NORTH CAROLINA 1.14%
--------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A     5.60%   01/01/10      175,000        182,133

OHIO 1.27%
--------------------------------------------------------------------------------------
Ohio State Higher Education, Series B,
  GO                                      4.25%   11/01/07      200,000        203,184

See notes to portfolios of investments and notes to financial statements.

                                                                          47



NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2005

                                         COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE

OREGON 2.10%
--------------------------------------------------------------------------------------
Clackamas County Hospital Facilities
  Authority Revenue                       5.00%   05/01/07   $  200,000    $   203,964
Oregon State Department Transportation
  Highway                                 5.00%   11/15/09      125,000        132,268
                                                                           -----------
                                                                               336,232

SOUTH CAROLINA 4.47%
--------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                              5.00%   04/01/10      200,000        210,022
Jasper County School District, GO
  Unlimited                               4.00%   03/01/15      195,000        198,590
Spartanburg County School District       3.875%   04/01/12      300,000        305,907
                                                                           -----------
                                                                               714,519

TENNESSEE 1.22%
--------------------------------------------------------------------------------------
Shelby County Tennessee Health
  Educational & Housing Facilities
  Board Revenue                           5.15%   07/01/07      300,000        194,931

TEXAS 13.92%
--------------------------------------------------------------------------------------
Arlington Refunding, Series A             5.00%   08/15/08      200,000        208,026
Bexar County Refunded, GO                 5.40%   06/15/12      200,000        201,804
Gulf Coast Industrial Development
  Authority Pollution Control Revenue     4.95%   07/01/07      385,000        393,986
Killeen, Texas Independent School
  District, GO Unlimited, Prerefunded     5.00%   02/15/09      310,000        320,459
Killeen, Texas Independent School
  District, GO Unlimited, Unrefunded      5.00%   02/15/09       90,000         92,944
Rowlett, Texas, GO Unlimited, Refunding   4.00%   02/15/16      300,000        297,036
San Antonio Water System Revenue          5.00%   05/15/13      100,000        106,065
Texas State Affordable Housing Corp.      4.00%   11/01/06      110,000        105,104
Texas State Water Development Board
  Revenue, Series A                      5.125%   07/15/09      290,000        292,819
Texas Turnpike Authority Revenue          5.00%   06/01/08      200,000        207,466
                                                                           -----------
                                                                             2,225,709

UTAH 1.30%
--------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax &
  Transportation Revenue                  4.90%   12/15/09      200,000        208,044

WASHINGTON 0.67%
--------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                 5.125%   12/01/11      100,000        108,100

See notes to portfolios of investments and notes to financial statements.

48



NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2005

                                         COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE

WISCONSIN 0.97%
--------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO        4.60%   12/15/13   $  150,000    $   155,426

--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                       15,044,103
--------------------------------------------------------------------------------------
  (cost $15,097,598)

REPURCHASE AGREEMENT 4.47%

Joint Tri-Party Repurchase Agreement,
  Morgan Stanley Dean Witter, 12/30/05,
  3.45%, due 01/03/06, repurchase price
  $715,207, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account
  (cost $714,933)                         3.45%   01/03/06      714,933        714,933

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.53%                                                    15,759,036
--------------------------------------------------------------------------------------
  (cost $15,812,531)
Other assets and liabilities, net 1.47%                                        234,321
                                                                           -----------

NET ASSETS 100%                                                            $15,993,357
                                                                           -----------


See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2005

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 96.41%                    RATE      DATE       AMOUNT        VALUE

ALABAMA 4.57%
-------------------------------------------------------------------------------------
Alabama 21st Century Authority Tobacco
  Settlement Revenue                      5.75%   12/01/19   $ 275,000    $   291,912
Alabama State, GO Unlimited, Series A    4.625%   09/01/22     375,000        386,606
                                                                          -----------
                                                                              678,518

CALIFORNIA 6.35%
-------------------------------------------------------------------------------------
California State, GO Unlimited            5.00%   02/01/25     320,000        332,915
Campbell, California Union High School
  District, GO Unlimited                  4.75%   08/01/34     300,000        303,996
San Diego, California Community College
  District, GO Unlimited (ZCB)            0.00%   05/01/15     450,000        304,609
                                                                          -----------
                                                                              941,520

COLORADO 1.05%
-------------------------------------------------------------------------------------
Colorado Health Facility Authority
  Revenue                                 5.00%   09/01/16     150,000        156,282

FLORIDA 6.56%
-------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                               6.625%   06/01/07     165,000        167,958
Florida Board of Education, GO
  Unlimited, Refunding, Series C          4.50%   06/01/28     300,000        301,476
St. Lucie County Florida Sales Tax
  Revenue                                 5.25%   10/01/23     465,000        503,390
                                                                          -----------
                                                                              972,824

GEORGIA 6.42%
-------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%   07/01/22     500,000        524,625
Chatham County Hospital Authority
  Revenue, Series A                       5.50%   01/01/34     405,000        428,583
                                                                          -----------
                                                                              953,208

ILLINOIS 10.81%
-------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%   01/01/21     490,000        556,464
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health Systems                          5.65%   11/15/24     435,000        474,263
Illinois Development Financing
  Authority Revenue, Presbyterian Home
  Lake Project, Series B                  6.25%   09/01/17     250,000        259,257
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%   11/01/20     250,000        313,865
                                                                          -----------
                                                                            1,603,849
See notes to portfolios of investments and notes to financial statements.

50



TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2005


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

IOWA 2.04%
-------------------------------------------------------------------------------------
Davenport, Iowa, GO Unlimited, Series A  4.375%   06/01/20   $ 300,000    $   302,196

KANSAS 9.39%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12     500,000        531,725
Kansas State Development Finance
  Authority Revenue                       4.00%   10/01/15     250,000        253,415
University of Kansas Hospital Authority
  Health Facilities Revenue              5.625%   09/01/27     570,000        607,842
                                                                          -----------
                                                                            1,392,982

MARYLAND 2.16%
-------------------------------------------------------------------------------------
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        321,066

MICHIGAN 4.12%
-------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        306,696
Macomb County Building Authority, GO
  Limited                                 4.50%   11/01/23     300,000        304,029
                                                                          -----------
                                                                              610,725

MISSOURI 2.88%
-------------------------------------------------------------------------------------
St. Louis Airport Development Program,
  Prerefunded, Series A                   5.00%   07/01/11     235,000        250,529
St. Louis Airport Development Program,
  Unrefunded, Series A                    5.00%   07/01/11     165,000        177,091
                                                                          -----------
                                                                              427,620

NEW JERSEY 5.40%
-------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        470,631
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        331,245
                                                                          -----------
                                                                              801,876

NEW YORK 5.00%
-------------------------------------------------------------------------------------
New York, GO Unlimited, Prerefunded,
  Series H                                5.25%   03/15/14     445,000        474,811
New York, GO Unlimited, Unrefunded,
  Series H                                5.25%   03/15/14       5,000          5,249
New York, GO Unlimited, Series J          5.00%   05/15/12     250,000        261,815
                                                                          -----------
                                                                              741,875
See notes to portfolios of investments and notes to financial statements.

                                                                          51



TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2005


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

OHIO 3.59%
-------------------------------------------------------------------------------------
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15   $ 300,000    $   324,546
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14     185,000        208,758
                                                                          -----------
                                                                              533,304

PENNSYLVANIA 3.54%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        259,050
Philadelphia Hospital & Higher
  Educational Facilities Authority
  Revenue                                 4.95%   06/15/06     265,000        265,390
                                                                          -----------
                                                                              524,440

PUERTO RICO 2.15%
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  Revenue, Series II                     5.125%   07/01/26     300,000        319,059

RHODE ISLAND 3.74%
-------------------------------------------------------------------------------------
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32     500,000        554,195

SOUTH CAROLINA 1.73%
-------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23     250,000        256,357

TEXAS 7.47%
-------------------------------------------------------------------------------------
Austin, Texas, GO                         5.00%   09/01/16     565,000        582,662
Duncanville, Texas Independent School
  District, GO Unlimited, Series B        5.25%   02/15/32     500,000        526,090
                                                                          -----------
                                                                            1,108,752

UTAH 2.08%
-------------------------------------------------------------------------------------
Weber County School District, GO
  Unlimited, Prerefunded, Series A        5.15%   06/15/08     110,000        112,924
Weber County School District, GO
  Unlimited, Unrefunded, Series A         5.15%   06/15/08     190,000        194,942
                                                                          -----------
                                                                              307,866

VERMONT 2.05%
-------------------------------------------------------------------------------------
Vermont Educational & Health Buildings
  Financing Agency Revenue, Vermont Law
  School Project, Series A               5.375%   01/01/23     300,000        303,591

See notes to portfolios of investments and notes to financial statements.

52



TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2005


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

WASHINGTON 3.31%
-------------------------------------------------------------------------------------
King & Snohomish Counties' School
  District, Series C                      5.00%   06/15/10   $ 250,000    $   261,828
Spokane County Washington School
  District, GO Unlimited                  5.05%   06/01/22     255,000        229,605
                                                                          -----------
                                                                              491,433

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      14,303,538
-------------------------------------------------------------------------------------
  (cost $13,673,152)

REPURCHASE AGREEMENT 2.61%

Joint Tri-Party Repurchase Agreement,
  Morgan Stanley Dean Witter, 12/30/05,
  3.45%, due 01/03/06, repurchase price
  $387,409, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account
  (cost $387,261)                         3.45%   01/03/06     387,261        387,261

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.02%                                                   14,690,799
-------------------------------------------------------------------------------------
  (cost $14,060,413)
Other assets and liabilities, net 0.98%                                       145,838
                                                                          -----------

NET ASSETS 100%                                                           $14,836,637
                                                                          -----------


See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2005

COMMON STOCKS AND WARRANTS 89.63%                              SHARES             VALUE

AIRLINES 0.66%
---------------------------------------------------------------------------------------
SkyWest, Inc.                                                   5,000       $   134,300

APPAREL 1.05%
---------------------------------------------------------------------------------------
Gildan Activewear, Inc.                                         5,000           214,250*

APPLICATIONS SOFTWARE 1.33%
---------------------------------------------------------------------------------------
Red Hat, Inc.                                                  10,000           272,400*

BEVERAGES 0.87%
---------------------------------------------------------------------------------------
PepsiCo, Inc.                                                   3,000           177,240

CABLE TV 0.14%
---------------------------------------------------------------------------------------
Stream Communications Network, Inc.                           190,000            28,500*

COMMERCIAL SERVICES 2.00%
---------------------------------------------------------------------------------------
Iron Mountain, Inc.                                             5,000           211,100*
Quanta Services, Inc.                                          15,000           197,550*
                                                                            -----------
                                                                                408,650

COMPUTERS 2.67%
---------------------------------------------------------------------------------------
Apple Computer, Inc.                                            6,000           431,340*
Hewlett-Packard Co.                                             4,000           114,520
                                                                            -----------
                                                                                545,860

COMPUTERS - HARDWARE & SOFTWARE 1.46%
---------------------------------------------------------------------------------------
Intergraph Corp.                                                6,000           298,860*

COMPUTERS - MEMORY DEVICES 2.23%
---------------------------------------------------------------------------------------
EMC Corp.                                                      15,000           204,300*
SanDisk Corp.                                                   4,000           251,280*
                                                                            -----------
                                                                                455,580

DATA PROCESSING & SOFTWARE 1.02%
---------------------------------------------------------------------------------------
Global Payments, Inc.                                           4,500           209,745

DISTRIBUTION/WHOLESALE 1.17%
---------------------------------------------------------------------------------------
Watsco, Inc.                                                    4,000           239,240

E-COMMERCE / SERVICES 0.89%
---------------------------------------------------------------------------------------
Blue Nile, Inc.                                                 4,500           181,395*

See notes to portfolios of investments and notes to financial statements.

54



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2005


COMMON STOCKS AND WARRANTS                                     SHARES             VALUE

ELECTRIC - INTEGRATED 0.96%
---------------------------------------------------------------------------------------
Edison International                                            4,500       $   196,245

ELECTRONICS & COMPONENTS 6.04%
---------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                   12,000           367,200*
Broadcom Corp., Class A                                         5,000           235,750*
Jabil Circuit, Inc.                                             7,500           278,175*
PortalPlayer, Inc.                                             12,500           354,000*
                                                                            -----------
                                                                              1,235,125

ENGINEERING SERVICES 0.98%
---------------------------------------------------------------------------------------
McDermott International, Inc.                                   4,500           200,745*

FINANCIAL SERVICES 7.06%
---------------------------------------------------------------------------------------
Charles Schwab Corp.                                            7,000           102,690
Digital Insight Corp.                                           9,000           288,180*
E*TRADE Financial Corp.                                        15,000           312,900*
JPMorgan Chase & Co.                                            7,500           297,675
optionsXpress Holdings, Inc.                                    5,000           122,750
PNC Financial Services Group, Inc.                              2,500           154,575
State Street Corp.                                              3,000           166,320
                                                                            -----------
                                                                              1,445,090

GOLD MINING 6.62%
---------------------------------------------------------------------------------------
Bema Gold Corp., Warrants (October 2007)                       25,000            37,962*
Goldcorp, Inc., Warrants (March 2007), Class C                118,000           490,971*
Goldcorp, Inc., Warrants (May 2007), Class A                  138,000           574,186*
Goldcorp, Inc., Warrants (August 2008), Class B                50,000           152,275*
Virginia Gold Mines, Inc.                                      10,000            99,944*
                                                                            -----------
                                                                              1,355,338

HOTELS 1.22%
---------------------------------------------------------------------------------------
Choice Hotels International, Inc.                               6,000           250,560

INDEX FUND 3.37%
---------------------------------------------------------------------------------------
Biotech HOLDRs Trust                                            1,000           200,590
iShares MSCI Japan Index Fund                                  15,000           202,800
Nasdaq-100 Index Tracking Stock                                 4,000           161,680
SPDR Trust Series 1                                             1,000           124,510
                                                                            -----------
                                                                                689,580
See notes to portfolios of investments and notes to financial statements.

                                                                          55



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE

INSURANCE 4.06%
---------------------------------------------------------------------------------------
Brown & Brown, Inc.                                             6,000       $   183,240
Loews Corp.                                                     3,000           284,550
Philadelphia Consolidated Holding Corp.                         1,500           145,035*
ProAssurance Corp.                                              4,500           218,880*
                                                                            -----------
                                                                                831,705

INTERNET 2.19%
---------------------------------------------------------------------------------------
Google, Inc., Class A                                           1,000           414,860*
Stockgroup Information Systems, Inc.                          110,000            33,000*
                                                                            -----------
                                                                                447,860

INVESTMENT ADVISERS 2.35%
---------------------------------------------------------------------------------------
Franklin Resources, Inc.                                        4,000           376,040
National Financial Partners Corp.                               2,000           105,100
                                                                            -----------
                                                                                481,140

MACHINERY 1.67%
---------------------------------------------------------------------------------------
JLG Industries, Inc.                                            7,500           342,450

MANUFACTURING 2.81%
---------------------------------------------------------------------------------------
General Electric Co.                                            7,000           245,350
Trinity Industries, Inc.                                        7,500           330,525
                                                                            -----------
                                                                                575,875

MARKETING 1.48%
---------------------------------------------------------------------------------------
aQuantive, Inc.                                                12,000           302,880*

MEDIA 0.43%
---------------------------------------------------------------------------------------
Martha Stewart Living Omnimedia, Inc., Class A                  5,000            87,150*

MEDICAL - DRUGS 1.68%
---------------------------------------------------------------------------------------
Cardinal Health, Inc.                                           5,000           343,750

MEDICAL - HMO 2.28%
---------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                        7,500           466,050

MEDICAL - PRODUCTS 6.22%
---------------------------------------------------------------------------------------
Hologic, Inc.                                                  10,000           379,200*
Intuitive Surgical, Inc.                                        3,500           410,445*
Quality Systems, Inc.                                           3,000           230,280

See notes to portfolios of investments and notes to financial statements.

56



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE


MEDICAL - PRODUCTS (CONT'D)
---------------------------------------------------------------------------------------
Syneron Medical Ltd.                                            8,000       $   254,000*
                                                                            -----------
                                                                              1,273,925


METAL - IRON 0.86%
---------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                          2,000           177,140

NON-FERROUS METALS 1.05%
---------------------------------------------------------------------------------------
USEC, Inc.                                                     18,000           215,100

OIL & GAS DRILLING 1.93%
---------------------------------------------------------------------------------------
Atlas America, Inc.                                             1,500            90,330*
ENSCO International, Inc.                                       2,000            88,700
Todco, Class A                                                  2,000            76,120
Transocean, Inc.                                                2,000           139,380*
                                                                            -----------
                                                                                394,530

OIL & GAS EQUIPMENT & SERVICES 1.15%
---------------------------------------------------------------------------------------
Mitcham Industries, Inc.                                        6,000           104,820*
RPC, Inc.                                                       5,000           131,700
                                                                            -----------
                                                                                236,520

OIL & GAS EXPLORATION & PRODUCTION 1.20%
---------------------------------------------------------------------------------------
Petrohawk Energy Corp.                                          8,000           105,760*
Ultra Petroleum Corp.                                           2,500           139,500*
                                                                            -----------
                                                                                245,260

OIL & GAS FIELD SERVICES 0.88%
---------------------------------------------------------------------------------------
Cal Dive International, Inc.                                    5,000           179,450*

OIL & GAS REFINING & MARKETING 1.01%
---------------------------------------------------------------------------------------
Valero Energy Corp.                                             4,000           206,400

PHARMACEUTICALS 0.88%
---------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.                                    4,500           179,640*

PHARMACY SERVICES 1.66%
---------------------------------------------------------------------------------------
Express Scripts, Inc.                                           2,000           167,600*
Omnicare, Inc.                                                  3,000           171,660
                                                                            -----------
                                                                                339,260

See notes to portfolios of investments and notes to financial statements.

                                                                          57



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE

REAL ESTATE INVESTMENT TRUST 0.77%
---------------------------------------------------------------------------------------
U-Store-It Trust                                                7,500       $   157,875

RESTAURANTS 0.88%
---------------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc.                                 10,000           181,000*

RETAIL 5.00%
---------------------------------------------------------------------------------------
Brown Shoe Company, Inc.                                        4,000           169,720
Payless ShoeSource, Inc.                                       11,000           276,100*
The Dress Barn, Inc.                                            4,000           154,440*
The Pantry, Inc.                                                6,000           281,940*
Wal-Mart Stores, Inc.                                           3,000           140,400
                                                                            -----------
                                                                              1,022,600

RETIREMENT & AGED CARE 0.92%
---------------------------------------------------------------------------------------
American Retirement Corp.                                       7,500           188,475*

TRANSPORTATION 2.76%
---------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                              6,000           424,920
UTI Worldwide, Inc.                                             1,500           139,260
                                                                            -----------
                                                                                564,180

WIRELESS EQUIPMENT 1.77%
---------------------------------------------------------------------------------------
Motorola, Inc.                                                 16,000           361,440

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             18,340,358
---------------------------------------------------------------------------------------
  (cost $16,034,936)

                                                            PRINCIPAL
REPURCHASE AGREEMENT 5.53%                                   AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/30/05, 3.45%, due 01/03/06, repurchase
  price $1,132,628, collateralized by U.S. Treasury
  securities held in a joint tri-party repurchase
  account (cost $1,132,194)                                $1,132,194         1,132,194

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 95.16%                                                     19,472,552
---------------------------------------------------------------------------------------
  (cost $17,167,130)
Other assets and liabilities, net 4.84%                                         989,410
                                                                            -----------

NET ASSETS 100%                                                             $20,461,962
                                                                            -----------



See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

COMMON STOCKS AND WARRANTS 92.97%
                                                                SHARES             VALUE

ADVERTISING 1.36%
----------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR                                   15,000       $   506,550*

AGRICULTURE 0.56%
----------------------------------------------------------------------------------------
Chaoda Modern Agriculture Ltd.                                 500,000           207,967

AIRLINES 0.47%
----------------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                                    100,000           175,401

AUDIO & VIDEO PRODUCTS 0.14%
----------------------------------------------------------------------------------------
Skyworth Digital Holdings Ltd.                                 600,000            52,717

AUTOMOBILE 3.42%
----------------------------------------------------------------------------------------
Hyundai Motor Co.                                               10,000           961,938
Toyota Motor Corp., Sponsored ADR                                3,000           313,860
                                                                             -----------
                                                                               1,275,798

BANKS 4.92%
----------------------------------------------------------------------------------------
Kookmin Bank, Sponsored ADR                                     20,000         1,494,200
Mitsubishi UFJ Financial Group, Inc., ADR                       25,000           342,250
                                                                             -----------
                                                                               1,836,450

BUILDING MATERIALS 1.32%
----------------------------------------------------------------------------------------
Anhui Conch Cement Co., Ltd., H Shares                         400,000           492,671

CELLULAR TELECOMMUNICATIONS 2.85%
----------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., H shares                        225,000         1,063,531

CHEMICALS - AGRICULTURAL 1.48%
----------------------------------------------------------------------------------------
Spur Ventures, Inc.                                            500,000           553,339*

COAL 0.89%
----------------------------------------------------------------------------------------
Western Canadian Coal Corp.                                    110,000           331,231*

COMPUTERS 4.55%
----------------------------------------------------------------------------------------
Acer, Inc.                                                     290,000           728,887
Lenovo Group Ltd.                                              700,000           322,751
Lite-On Technology Corp.                                       475,000           647,583
                                                                             -----------
                                                                               1,699,221

See notes to portfolios of investments and notes to financial statements.

                                                                          59



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES             VALUE

CONTAINERS 0.53%
----------------------------------------------------------------------------------------
China International Marine Containers (Group) Co., Ltd.,
  B shares                                                     246,282       $   198,521

DISTRIBUTION/WHOLESALE 2.68%
----------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                           100,000           710,633
Li & Fung Ltd.                                                 150,000           289,219
                                                                             -----------
                                                                                 999,852

DIVERSIFIED MINERALS 0.47%
----------------------------------------------------------------------------------------
Caledon Resources plc                                          875,000            50,751*
Erdene Gold, Inc.                                              100,000            89,221*
New Pacific Metals Corp.                                       100,000            35,173*
                                                                             -----------
                                                                                 175,145

DIVERSIFIED OPERATIONS 3.36%
----------------------------------------------------------------------------------------
China Merchants Holdings International Co., Ltd.               400,000           866,689
First Pacific Co., Ltd.                                      1,000,000           386,914
                                                                             -----------
                                                                               1,253,603

ELECTRONICS & COMPONENTS 9.62%
----------------------------------------------------------------------------------------
AU Optronics Corp., ADR                                         50,000           750,500
Canon, Inc., Sponsored ADR                                       4,500           264,735
Hon Hai Precision Industry Co., Ltd.                           203,275         1,114,718
LG Electronics, Inc.                                             7,500           662,135
MediaTek, Inc.                                                  40,000           471,606
Samsung Electronics Co., Ltd.                                      500           325,754
Yageo Corp.                                                          1                 2*
                                                                             -----------
                                                                               3,589,450

FINANCIAL SERVICES 8.01%
----------------------------------------------------------------------------------------
Daewoo Securities Co., Ltd.                                     30,000           551,656*
Hong Kong Exchanges & Clearing Ltd.                            200,000           829,287
Korea Investment Holdings Co., Ltd.                             15,000           637,667
Singapore Exchange Ltd.                                        100,000           174,368
Woori Finance Holdings Co., Ltd.                                40,000           794,859
                                                                             -----------
                                                                               2,987,837

FOOD & BEVERAGES 0.69%
----------------------------------------------------------------------------------------
China Mengniu Dairy Co., Ltd.                                  300,000           259,233

GAS DISTRIBUTION 0.58%
----------------------------------------------------------------------------------------
Hong Kong & China Gas Co., Ltd.                                101,693           216,406


See notes to portfolios of investments and notes to financial statements.

60



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES             VALUE

GOLD MINING 2.15%
----------------------------------------------------------------------------------------
China NetTV Holdings, Inc.                                     500,000       $    95,000*
Entree Gold, Inc.                                              300,000           445,245*
Olympus Pacific Minerals, Inc.                                 340,500           105,160*
Silk Road Resources Ltd.                                       260,000           156,136*
                                                                             -----------
                                                                                 801,541

INDEX FUND 3.70%
----------------------------------------------------------------------------------------
iShares MSCI Japan Index Fund                                   25,000           338,000
iShares MSCI Singapore (Free) Index Fund                        20,000           158,000
iShares MSCI South Korea Index Fund                             10,000           447,500
iShares MSCI Taiwan Index Fund                                  35,000           436,800
                                                                             -----------
                                                                               1,380,300

INSURANCE 2.37%
----------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                     1,000,000           883,455*

INTERNET 1.69%
----------------------------------------------------------------------------------------
Asia Broadband, Inc.                                         1,004,945           170,841*
Tencent Holdings Ltd.                                          200,000           214,093
Tom Online, Inc., ADR                                           12,500           247,750*
                                                                             -----------
                                                                                 632,684

MACHINERY 2.69%
----------------------------------------------------------------------------------------
Doosan Heavy Industries and Construction Co., Ltd.              20,000           750,371
Kubota Corp., Sponsored ADR                                      6,000           255,000
                                                                             -----------
                                                                               1,005,371

MACHINERY TOOLS & RELATED PRODUCTS 0.64%
----------------------------------------------------------------------------------------
Techtronic Industries Co., Ltd.                                100,000           237,952

MEDIA 2.00%
----------------------------------------------------------------------------------------
Sun New Media, Inc.                                            182,750           747,447*

MEDICAL - DRUGS 0.77%
----------------------------------------------------------------------------------------
Hanmi Pharmaceutical Co., Ltd.                                   2,100           288,581

METAL - ALUMINUM 3.37%
----------------------------------------------------------------------------------------
Aluminum Corporation of China Ltd., H Shares                 1,200,000           913,118
Global Alumina Products Corp.                                  190,000           324,900*
Global Alumina Products Corp., Warrants (January 2006)         100,000            21,000*
                                                                             -----------
                                                                               1,259,018
See notes to portfolios of investments and notes to financial statements.

                                                                          61



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES             VALUE

METAL - COPPER 1.06%
----------------------------------------------------------------------------------------
Continental Minerals Corp.                                     200,000       $   291,683*
Toledo Mining Corp. plc                                         45,240           102,238*
                                                                             -----------
                                                                                 393,921

NON-FERROUS METALS 0.23%
----------------------------------------------------------------------------------------
Sterling Group Ventures, Inc.                                  512,800            87,176*
Sterling Group Ventures, Inc., Warrants (February 2006)        500,000                 0*
                                                                             -----------
                                                                                  87,176

OIL & GAS - INTEGRATED 1.94%
----------------------------------------------------------------------------------------
PetroChina Co., Ltd., ADR                                        7,500           614,700
PTT plc                                                         20,000           110,230
                                                                             -----------
                                                                                 724,930

OIL & GAS EXPLORATION & PRODUCTION 7.50%
----------------------------------------------------------------------------------------
Big Sky Energy Corp.                                         1,000,000         1,730,000*
Big Sky Energy Corp. (RS)                                      100,000           164,350*
CNOOC Ltd., ADR                                                  7,500           509,775
CNPC Hong Kong Ltd.                                            750,000           165,406
PTT Exploration and Production plc                              20,000           230,216
                                                                             -----------
                                                                               2,799,747

PRECIOUS METALS 0.79%
----------------------------------------------------------------------------------------
Golden China Resources Corp.                                   267,000            71,008*
TVI Pacific, Inc.                                            2,285,714           225,503*
                                                                             -----------
                                                                                 296,511

PUBLISHING 0.31%
----------------------------------------------------------------------------------------
Lingo Media, Inc.                                              790,000           115,215*

REAL ESTATE COMPANIES 4.79%
----------------------------------------------------------------------------------------
Capitaland Ltd.                                                150,000           310,255
Cheung Kong Holdings Ltd.                                       60,000           616,355
China Overseas Land & Investment Ltd.                        2,000,000           857,661
Daying Modern Agricultural Co.                                       1                 0*
United Overseas Land Ltd.                                        1,500             2,264
                                                                             -----------
                                                                               1,786,535

RETAIL 1.17%
----------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                               1                 0*
Shanghai Friendship Group, Inc., Co., B shares                       2                 1

See notes to portfolios of investments and notes to financial statements.

62



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES             VALUE

RETAIL (CONT'D)
----------------------------------------------------------------------------------------
Shinsegae Co., Ltd.                                              1,000       $   437,963
                                                                             -----------
                                                                                 437,964

SCHOOLS 2.14%
----------------------------------------------------------------------------------------
Capital Alliance Group, Inc.                                 1,548,332           796,979*

SEMICONDUCTORS 4.15%
----------------------------------------------------------------------------------------
Hynix Semiconductor, Inc.                                       16,000           558,379*
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored
  ADR                                                          100,000           991,000
                                                                             -----------
                                                                               1,549,379

SILVER MINING 1.61%
----------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                        100,000           450,392*
Silvercorp Metals, Inc., Warrants (February 2006) 144A          50,000           150,131*
                                                                             -----------
                                                                                 600,523

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              34,700,152
----------------------------------------------------------------------------------------
  (cost $27,562,571)

                                                            PRINCIPAL
REPURCHASE AGREEMENT 5.72%                                    AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/30/05, 3.45%, due 01/03/06,
  repurchase price $2,133,486, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $2,132,668)                      $2,132,668         2,132,668

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.69%                                                      36,832,820
----------------------------------------------------------------------------------------
  (cost $29,695,239)
Other assets and liabilities, net 1.31%                                          490,111
                                                                             -----------

NET ASSETS 100%                                                              $37,322,931
                                                                             -----------


See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                     December 31, 2005

COMMON STOCKS AND WARRANTS 93.20%                              SHARES              VALUE

ALUMINUM 1.97%
--------------------------------------------------------------------------------------------
Alcan, Inc.                                                   200,000       $  8,190,000
Alcoa, Inc.                                                   200,000          5,914,000
Global Alumina Products Corp.                                 800,000          1,368,000*
Global Alumina Products Corp., Warrants (January 2006)        400,000             84,000*
                                                                            ------------
                                                                              15,556,000

BUILDING MATERIALS 0.12%
--------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                  20,000            981,200

CHEMICALS - AGRICULTURAL 0.41%
--------------------------------------------------------------------------------------------
Potash Corporation of Saskatchewan, Inc.                       40,000          3,208,800

CHEMICALS - DIVERSIFIED 1.14%
--------------------------------------------------------------------------------------------
E.I. du Pont de Nemours and Co.                                75,000          3,187,500
NOVA Chemicals Corp.                                          173,800          5,804,920
                                                                            ------------
                                                                               8,992,420

COAL 4.90%
--------------------------------------------------------------------------------------------
Arch Coal, Inc.                                               110,000          8,745,000
Coalcorp Mining, Inc.                                       3,040,000          1,486,553*+
Coalcorp Mining, Inc., Warrants (March 2006)                  550,000                  0*
Coalcorp Mining, Inc., Warrants (September 2007) (RS)         500,000                  0*
CONSOL Energy, Inc.                                           130,000          8,473,400
Fording Canadian Coal Trust                                   140,000          4,835,205
Macarthur Coal Ltd.                                           675,000          2,550,698
NEMI Northern Energy & Mining, Inc.                         1,514,460          1,961,854*
Peabody Energy Corp.                                          110,000          9,066,200
Western Canadian Coal Corp.                                   410,000          1,234,590*
Western Canadian Coal Corp., Warrants (June 2006)             145,000            250,032*
                                                                            ------------
                                                                              38,603,532

COPPER 1.70%
--------------------------------------------------------------------------------------------
African Copper plc                                          1,530,000          1,248,956*
Amerigo Resources Ltd.                                        761,600          1,528,884
Constellation Copper Corp.                                  5,166,900          6,205,688*
Revett Minerals, Inc.                                       1,879,500          1,209,304*
Tenke Mining Corp.                                            410,000          3,218,376*
                                                                            ------------
                                                                              13,411,208

DATA PROCESSING & SOFTWARE 0.01%
--------------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                          153,000             45,900*

See notes to portfolios of investments and notes to financial statements.

64


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES              VALUE

DIAMOND MINING & EXPLORATION 0.04%
--------------------------------------------------------------------------------------------
Diamond Fields International Ltd.                             112,000       $     16,334*
Diamond Fields International Ltd., Warrants (November
  2006)                                                       112,000                  0*
Diamonds North Resources Ltd.                                 150,000            111,955*
Metalex Ventures Ltd.                                          30,000             19,302*
Vaaldiam Resources Ltd.                                       250,000            144,769*
                                                                            ------------
                                                                                 292,360

FINANCIAL SERVICES 1.74%
--------------------------------------------------------------------------------------------
Dundee Wealth Management, Inc.                                550,000          4,760,863
GMP Capital Trust                                             473,600          7,280,841
Jovian Capital Corp.                                        2,008,500          1,654,150*
                                                                            ------------
                                                                              13,695,854

FORESTRY 0.28%
--------------------------------------------------------------------------------------------
TimberWest Forest Corp.                                       170,000          2,245,957

GAS & PROPANE DISTRIBUTION 0.96%
--------------------------------------------------------------------------------------------
Energy Savings Income Fund                                    220,000          3,584,095
ONEOK, Inc.                                                   150,000          3,994,500
                                                                            ------------
                                                                               7,578,595

GENERAL METAL & MINERAL MINING 3.74%
--------------------------------------------------------------------------------------------
Altius Minerals Corp.                                         100,000            367,177*
Atacama Minerals Corp.                                        500,000            364,603*
Breakwater Resources Ltd., Warrants (January 2009)          2,115,000            453,610*
Central African Mining & Exploration Co., plc               2,245,000            491,913*
European Nickel plc                                           350,000            166,914*
Farallon Resources Ltd.                                       130,000             69,146*
First Point Minerals Corp.                                      2,000                214*
HudBay Minerals, Inc.                                         625,000          3,158,109*
HudBay Minerals, Inc., Warrants (December 2009)            16,383,000          1,405,482*
International Molybdenum plc                                1,971,670            864,045*
International Molybdenum plc, Warrants (July 2010)            958,335            144,108*
JSC MMC Norilsk Nickel, ADR                                    20,000          1,900,000
Labrador Iron Ore Royalty Trust                               150,000          3,443,572
LionOre Mining International Ltd.                             175,000            743,148*
Lundin Mining Corp.                                            88,125          1,273,887*
Precious Metals Australia Ltd.                              1,000,000          1,063,937*
Sterling Group Ventures, Inc.                                 525,700             89,369*
Sterling Group Ventures, Inc., Warrants (February
  2006)                                                       500,000                  0*
Teck Cominco Ltd., Class B                                    220,000         11,711,062
Titanium Resources Group Ltd.                               1,000,000            970,981*
Toledo Mining Corp. plc                                       345,200            780,115*

See notes to portfolios of investments and notes to financial statements.

                                                                          65


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES              VALUE

GENERAL METAL & MINERAL MINING (CONT'd)
--------------------------------------------------------------------------------------------
Zimasco Consolidated Enterprises Ltd. (RS)                     22,000       $      4,840*
                                                                            ------------
                                                                              29,466,232

GOLD & COPPER MINING 2.67%
--------------------------------------------------------------------------------------------
Continental Minerals Corp.                                    200,000            291,683*
European Minerals Corp.                                       368,250            309,600*
European Minerals Corp., Warrants (December 2008)             169,125             39,174*
Fortress Minerals Corp.                                       200,000            185,304*
Ivanhoe Mines Ltd.                                            490,000          3,510,059*
Northern Dynasty Minerals Ltd.                                410,000          2,163,171*
Northern Dynasty Minerals Ltd., Warrants (September
  2006)                                                       400,000            394,630*
Northern Orion Resources, Inc.                              3,107,900         10,105,017*
Northern Orion Resources, Inc., Warrants (May 2008)           816,100          1,435,255*
Northern Orion Resources, Inc., Warrants (February
  2010)                                                       175,000            105,092*
Northgate Minerals Corp.                                    1,130,000          2,064,856*
Northgate Minerals Corp., Warrants (December 2006)            861,000            184,661*
Taseko Mines Ltd.                                             250,000            304,551*
Taseko Mines Ltd., Warrants (September 2006)                  500,000                  0*
                                                                            ------------
                                                                              21,093,053

GOLD MINING 5.09%
--------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)              15,000             66,150*
Bema Gold Corp., Warrants (October 2007)                      429,000            651,422*
Bolivar Gold Corp.                                          2,432,500          6,114,378*
Bolivar Gold Corp., Warrants (March 2008)                     455,300            753,853*
Bolivar Gold Corp., Warrants (August 2008)                    388,700            426,831*
Caledon Resources plc                                       1,470,000             85,262*
Cambior, Inc., Warrants (August 2008)                          32,000             23,335*
Century Mining Corp.                                           36,585             12,241*
Century Mining Corp., Warrants (March 2007)                   500,000                  0*
China NetTV Holdings, Inc.                                    649,750            123,452*
Corona Gold Ltd.                                               50,000                367*
Crowflight Minerals, Inc.                                   1,160,000            213,958*
Dumont Nickel, Inc.                                           500,000             47,184*
Entree Gold, Inc.                                             495,000            734,654*
Glencairn Gold Corp.                                          700,000            258,225*
Glencairn Gold Corp., Warrants (November 2008)                345,000             29,597*
Gold Fields Ltd.                                               50,000            881,009
Gold Fields Ltd., Sponsored ADR                                60,000          1,057,800
Goldcorp, Inc.                                                260,000          5,792,865
Goldcorp, Inc., Warrants (March 2007), Class C                478,950          1,992,800*
Goldcorp, Inc., Warrants (April 2007)                           6,500            143,000*
Goldcorp, Inc., Warrants (May 2007), Class A                  526,750          2,191,685*
Goldcorp, Inc., Warrants (August 2008), Class B             1,119,100          3,408,231*
Goldcorp, Inc., Warrants (May 2009)                             1,400             41,941*

See notes to portfolios of investments and notes to financial statements.

66


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES              VALUE

GOLD MINING (CONT'D)
------------------------------------------------------------------------------------------
Great Basin Gold Ltd.                                          49,000       $     75,780*
International Royalty Corp.                                   480,000          1,441,256*
IAMGOLD Corp.                                                 280,000          2,200,317
Kinross Gold Corp., Warrants (December 2007)                  145,000             53,489*
Medoro Resources Ltd.                                         908,000             62,317*
Metallic Ventures Gold, Inc.                                   10,000             17,844*
Metallica Resources, Inc.                                     276,000            509,072*
Metallica Resources, Inc., Warrants (December 2008)           200,000             96,942*
Mexgold Resources, Inc.                                       310,000          1,297,817*
Mexgold Resources, Inc., Warrants (March 2006)                150,000            306,267*
Moss Lake Gold Mines Ltd.                                       3,000                437*
Nevada Pacific Gold Ltd.                                      371,648            286,950*
New Sleeper Gold Corp.                                        200,000             58,337*
New Sleeper Gold Corp., Warrants (December 2008)              100,000                  0*
Olympus Pacific Minerals, Inc.                                485,000            149,788*
Pacific Ridge Exploration Ltd.                                125,000              6,434*
Pacific Rim Mining Corp.                                      105,000             78,749*
Planet Exploration, Inc.                                      160,000             43,924*
QGX Ltd.                                                      380,000          1,369,193*
Radius Gold, Inc.                                               9,600              5,271*
Randgold Resources Ltd., ADR                                   20,000            322,600*
Red Back Mining, Inc.                                         820,000          1,920,474*
Red Back Mining, Inc., Warrants (July 2007)                   150,000             93,939*
Ridge Mining plc                                              575,000            348,329*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)         217,500             28,922*
Royal Roads Corp.                                           1,510,000            129,541*
Silk Road Resources Ltd.                                      265,000            159,139*
Stingray Resources, Inc.                                      125,000             64,342*
TLC Ventures Corp.                                            208,300            232,308*
TVI Pacific, Inc.                                           4,821,428            475,670*
Vedron Gold, Inc.                                              10,991              4,102*
Virginia Gold Mines, Inc.                                     100,000            999,442*
Wolfden Resources, Inc.                                       691,800          2,195,908*
X-Cal Resources Ltd.                                          412,500             92,009*
                                                                            ------------
                                                                              40,177,149

INDUSTRIAL GASES 0.17%
--------------------------------------------------------------------------------------------
Praxair, Inc.                                                  25,000          1,324,000

INVESTMENT COMPANY 0.80%
--------------------------------------------------------------------------------------------
ASA Bermuda Ltd.                                              115,000          6,326,150

INVESTMENT TRUST 0.57%
--------------------------------------------------------------------------------------------
streetTRACKS Gold Trust                                        87,500          4,513,250*

See notes to portfolios of investments and notes to financial statements.

                                                                          67


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES              VALUE

MINING EQUIPMENT & SERVICES 1.45%
--------------------------------------------------------------------------------------------
Dynatec Corp.                                               4,428,700       $  4,597,201*
Joy Global, Inc.                                              170,000          6,800,000
                                                                            ------------
                                                                              11,397,201

OIL & GAS - INTEGRATED 7.40%
--------------------------------------------------------------------------------------------
ConocoPhillips                                                150,000          8,727,000
Novy Neft II Limited                                           60,000          1,785,300*
Petro-Canada                                                  190,000          7,617,100
PetroChina Co., Ltd., ADR                                      85,000          6,966,600
Petroleo Brasileiro S.A., ADR                                 350,000         22,529,500
Suncor Energy, Inc.                                           170,000         10,732,100
                                                                            ------------
                                                                              58,357,600

OIL & GAS DRILLING 7.35%
--------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                               100,000          6,956,000
Global Santa Fe Corp.                                          85,000          4,092,750
Helmerich & Payne, Inc.                                        65,000          4,024,150
High Arctic Energy Services Trust                             103,700          1,143,178
Leader Energy Services Ltd.                                   512,000          1,861,919*
Nabors Industries, Ltd.                                        80,000          6,060,000*
Precision Drilling Trust                                      200,000          6,585,167
Rowan Companies, Inc.                                         230,000          8,197,200
Savanna Energy Services Corp.                                 120,000          2,944,280*
Todco, Class A                                                200,750          7,640,545*
Transocean, Inc.                                               50,000          3,484,500*
Trinidad Energy Services Income Trust                         365,000          4,953,717
                                                                            ------------
                                                                              57,943,406

OIL & GAS EQUIPMENT & SERVICES 14.37%
--------------------------------------------------------------------------------------------
Basic Energy Services, Inc.                                    10,000            199,500*
Cal Dive International, Inc.                                   80,000          2,871,200*
Calfrac Well Services Ltd.                                    229,500          7,934,500
Global Industries Ltd.                                        300,000          3,405,000*
Grant Prideco, Inc.                                           270,000         11,912,400*
GulfMark Offshore, Inc.                                       140,000          4,146,800*
Halliburton Co.                                               120,000          7,435,200
Hornbeck Offshore Services, Inc.                              230,000          7,521,000*
Hyduke Energy Services, Inc., Units (RS)                      525,000          1,382,254*
McDermott International, Inc.                                 255,000         11,375,550*
National-Oilwell, Inc.                                        255,000         15,988,500*
Oil States International, Inc.                                185,000          5,860,800*
Producers Oilfield Services, Inc.                             400,000          3,174,195*
Saxon Energy Services, Inc.                                   750,000          3,506,627*
Saxon Energy Services, Inc. (RS)                              360,000          1,599,176*

See notes to portfolios of investments and notes to financial statements.

68


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES              VALUE

OIL & GAS EQUIPMENT & SERVICES (Cont'd)
--------------------------------------------------------------------------------------------
Saxon Energy Services, Inc., Warrants (April 2006)            187,500       $          0*
Saxon Energy Services, Inc., Warrants (November 2006)
  (RS)                                                        180,000                  0*
Tidewater, Inc.                                               100,000          4,446,000
Trican Well Service Ltd.                                      173,250          8,323,253*
Weatherford International Ltd.                                245,958          8,903,680*
W-H Energy Services, Inc.                                     100,000          3,308,000*
                                                                            ------------
                                                                             113,293,635

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 9.83%
--------------------------------------------------------------------------------------------
Anderson Energy Ltd.                                           50,000            332,433*
Bankers Petroleum Ltd.                                      2,650,000          3,205,508*
Bankers Petroleum Ltd., Warrants (November 2009)            2,212,000          1,613,006*
Big Sky Energy Corp.                                        2,614,650          4,523,344*
Big Sky Energy Corp. (RS)                                   1,000,000          1,643,500*
BlackRock Ventures, Inc.                                      500,000          4,932,870*
Choice Resources Corp.                                      1,773,000          1,551,461*
Choice Resources Corp., Warrants (March 2006)               1,000,000             17,158*
Duvernay Oil Corp.                                            125,000          4,743,062*
Energy XXI Acquisition Corp.                                  424,000          2,234,480*
Energy XXI Acquisition Corp., Warrants (October 2009)         790,000            442,400*
Galleon Energy, Inc., Class A                                 120,000          2,522,198*
Gastar Exploration Ltd.                                       200,000            729,207*
Gastar Exploration Ltd. (RS)                                  600,000          2,056,363*
Grove Energy Ltd.                                           1,000,000            566,208
Grove Energy Ltd., Warrants (April 2006)                      600,000            133,831*
Innova Exploration Ltd.                                       400,000          2,333,462*
Pacific Stratus Energy Ltd.                                 7,183,000          1,725,424*+
Pacific Stratus Energy Ltd., Warrants (August 2006)         1,500,000                  0*
Pacific Stratus Energy Ltd., Warrants (July 2007)           1,600,000                  0*
Pan-Ocean Energy Corp., Ltd.                                  152,000          3,520,782*
PetroWorld Corp.                                            2,000,000          1,340,025*+
PetroWorld Corp., Warrants (July 2010)                      1,000,000                  0*
Real Resources, Inc.                                          175,000          3,738,258*
Synenco Energy, Inc., Class A, Voting Shares                  348,000          5,087,222*
Tanganyika Oil Co., Ltd.                                      200,000          1,494,445*
Tyner Resources Ltd.                                          890,000            878,051*
Tyner Resources Ltd., Warrants (May 2007)                     425,000             54,690
Valkyries Petroleum Corp.                                     700,000          4,197,658*
White Nile Ltd.                                            13,002,000         21,450,804*+
Zenas Energy Corp. (RS)                                       100,000            427,873*
                                                                            ------------
                                                                              77,495,723

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 8.24%
--------------------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc.                                       162,700          4,020,317*
EnCana Corp.                                                  230,000         10,380,565


See notes to portfolios of investments and notes to financial statements.

                                                                          69


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES              VALUE

OIL & GAS EXPLORATION & PRODUCTION - SENIOR (CONT'D)
-----------------------------------------------------------------------------------------
Goodrich Petroleum Corp.                                      380,000       $  9,557,000*
Southwestern Energy Co.                                       260,000          9,344,400*
Talisman Energy, Inc.                                         100,000          5,284,605
Warren Resources, Inc.                                        390,000          6,169,800*
Western Gas Resources, Inc.                                   115,000          5,415,350
Whiting Petroleum Corp.                                       150,000          6,000,000*
XTO Energy, Inc.                                              200,000          8,788,000
                                                                            ------------
                                                                              64,960,037

OIL & GAS REFINING & MARKETING 4.74%
--------------------------------------------------------------------------------------------
Sunoco, Inc.                                                  200,000         15,676,000
Valero Energy Corp.                                           420,000         21,672,000
                                                                            ------------
                                                                              37,348,000

OIL & GAS ROYALTY TRUSTS 9.10%
--------------------------------------------------------------------------------------------
Acclaim Energy Trust                                          365,000          5,933,814
ARC Energy Trust                                              115,000          2,613,434
Bonavista Energy Trust                                        265,000          8,661,691
Canadian Oil Sands Trust                                       50,000          5,404,710
Daylight Energy Trust                                         325,000          3,465,663
Enerplus Resources Fund                                       140,000          6,717,206
Esprit Energy Trust                                           510,000          5,889,075
Fairborne Energy Trust                                          5,500             77,854
Focus Energy Trust                                            200,000          4,412,988
Harvest Energy Trust                                          300,000          9,571,484
Penn West Energy Trust                                        210,000          6,844,164
Progress Energy Trust                                         100,000          1,472,998
San Juan Basin Royalty Trust                                  127,400          5,552,092
Sequoia Oil & Gas Trust                                       295,000          5,129,885
                                                                            ------------
                                                                              71,747,058

PLATINUM GROUP METALS 0.59%
--------------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                        12,500             75,000*
African Platinum plc                                        6,550,000          2,504,572*
Anooraq Resources Corp.                                       750,000            527,603*
Aquarius Platinum Ltd.                                          6,862             55,385
Atikwa Minerals Corp.                                          40,000              1,544*
Beartooth Platinum Corp.                                    2,180,000            271,179*
Eastern Platinum Ltd.                                         794,500            920,152*
Eastern Platinum Ltd., Warrants (March 2006)                  250,000                  0*
Eastern Platinum Ltd., Warrants (April 2008)                   57,500             16,772*
Osmium Holdings S.A. (RS)                                         104             10,400*
Platinum Group Metals Ltd.                                    239,700            302,285*

See notes to portfolios of investments and notes to financial statements.

70


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                     SHARES              VALUE

PLATINUM GROUP METALS (CONT'D)
--------------------------------------------------------------------------------------------
SouthernEra Resources Ltd., Warrants (November 2006)          100,000       $      3,860*
                                                                            ------------
                                                                               4,688,752

POTASH & AGRICULTURAL FERTILIZERS 0.06%
--------------------------------------------------------------------------------------------
Spur Ventures, Inc.                                           435,000            481,405*

POWER TECHNOLOGY 0.00%
--------------------------------------------------------------------------------------------
Dynex Power, Inc.                                             660,000             36,803*
Dynex Power, Inc., Warrants (August 2006)                     330,000                  0*
                                                                            ------------
                                                                                  36,803

SILVER MINING 2.14%
--------------------------------------------------------------------------------------------
Pan American Silver Corp., Warrants (February 2008)            54,900            533,622*
Silver Wheaton Corp.                                          428,300          2,480,183*
Silver Wheaton Corp., Units                                 1,365,000          8,899,755*
Silver Wheaton Corp., Warrants (August 2009)                3,529,250          1,998,288*
Silver Wheaton Corp., Warrants (November 2009)              1,755,000            828,079*
Silvercorp Metals, Inc.                                        65,000            292,755*
Silvercorp Metals, Inc. (RS)                                  400,000          1,711,663*
Silvercorp Metals, Inc., Warrants (September 2006)
  (RS)                                                        200,000            106,035*
                                                                            ------------
                                                                              16,850,380

STEEL 0.59%
--------------------------------------------------------------------------------------------
Russel Metals, Inc.                                           250,000          4,686,227

URANIUM 1.03%
--------------------------------------------------------------------------------------------
Khan Resources, Inc., Special Warrants (RS)                   400,000            343,156*
UMC Energy plc                                              1,000,000            455,416*+
UMC Energy plc, Warrants (January 2007)                       500,000                  0*
UrAsia Energy Ltd.                                          1,408,600          2,622,281*
Western Prospector Group Ltd.                               1,102,000          4,726,976*
                                                                            ------------
                                                                               8,147,829
--------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             734,945,716
--------------------------------------------------------------------------------------------
  (cost $582,725,170)

                                                           PRINCIPAL
CONVERTIBLE DEBENTURES 0.68%                                AMOUNT

COAL 0.32%
--------------------------------------------------------------------------------------------
Coalcorp Mining, Inc., 1.00%, maturity 9/22/06            $ 2,500,000          2,500,000

See notes to portfolios of investments and notes to financial statements.

                                                                          71


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

                                                           PRINCIPAL
CONVERTIBLE DEBENTURES                                      AMOUNT

GOLD MINING 0.06%
--------------------------------------------------------------------------------------------
Bolivar Gold Corp., 6.00%, maturity 12/04/08       CAD    $   250,000       $    220,493
Century Mining Corp., 10.00%, maturity 12/31/06    CAD        285,000            244,498
                                                                            ------------
                                                                                 464,991

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.30%
--------------------------------------------------------------------------------------------
1078352 Alberta Ltd., 10.00%, maturity 12/15/07
  (RS)                                             CAD      1,000,000            857,891
Gastar Exploration Ltd., 9.75%, maturity 11/12/09           1,500,000          1,500,000
                                                                            ------------
                                                                               2,357,891

--------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                   5,322,882
--------------------------------------------------------------------------------------------
  (cost $5,101,504)

PURCHASED OPTIONS 1.52%                                     CONTRACTS

CHEMICALS - DIVERSIFIED 0.08%
--------------------------------------------------------------------------------------------
Lyondell Chemical Co., Strike Price 30, Call,
  Expiration Jan. 2007 (premium $470,482)                       1,500            202,500
The Dow Chemical Co., Strike Price 45, Call,
  Expiration Jan. 2007 (premium $411,990)                       1,000            410,000
                                                                            ------------
                                                                                 612,500

COAL 0.29%
--------------------------------------------------------------------------------------------
Peabody Energy Corp., Strike Price 70, Call,
  Expiration Jan. 2007 (premium $2,075,749)                     1,000          2,280,000

GENERAL METAL & MINERAL MINING 0.03%
--------------------------------------------------------------------------------------------
Inco Ltd., Strike Price 50, Call, Expiration Jan. 2007
  (premium $228,403)                                              571            216,980

GOLD MINING 0.01%
--------------------------------------------------------------------------------------------
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 115, Put, Expiration Jan. 2006 (premium
  $231,625)                                                     1,000             30,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 90, Put, Expiration Mar. 2006 (premium
  $243,168)                                                     2,200             55,000
                                                                            ------------
                                                                                  85,000

INDEX FUND 0.71%
--------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund, Strike Price 40, Put,
  Expiration Jan. 2007 (premium $237,000)                       1,000            117,500

See notes to portfolios of investments and notes to financial statements.

72


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005


PURCHASED OPTIONS 1.52%                                     CONTRACTS            VALUE

INDEX FUND (CONT'D)
--------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund, Strike Price 45, Call,
  Expiration Jan. 2006 (premium $623,000)                       1,000       $    570,000
Oil Service HOLDRS Trust, Strike Price 110, Call,
  Expiration Jan. 2007 (premium $3,327,589)                     1,663          4,955,740
                                                                            ------------
                                                                               5,643,240

OIL & GAS DRILLING 0.26%
--------------------------------------------------------------------------------------------
Transocean, Inc., Strike Price 60, Call, Expiration
  Jan. 2008 (premium $1,344,530)                                1,000          2,070,000

OIL & GAS REFINING & MARKETING 0.14%
--------------------------------------------------------------------------------------------
Tesoro Corp., Strike Price 50, Call, Expiration Jan.
  2008 (premium $996,641)                                         500          1,087,500

--------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                       11,995,220
--------------------------------------------------------------------------------------------
  (cost $10,190,177)

--------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             752,263,818
--------------------------------------------------------------------------------------------

                                                           PRINCIPAL
REPURCHASE AGREEMENT 4.02%                                  AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/30/05, 3.45%, due 01/03/06,
  repurchase price $31,743,834, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $31,731,670)                   $31,731,670         31,731,670

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.42%                                                     783,995,488
--------------------------------------------------------------------------------------------
  (cost $629,748,521)
Other assets and liabilities, net 0.58%                                        4,571,386
                                                                            ------------

NET ASSETS 100%                                                             $788,566,874
                                                                            ------------


See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS 93.99%                               SHARES              VALUE

DATA PROCESSING & SOFTWARE 0.09%
---------------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                         1,050,000       $    315,000*

DIAMOND MINING & EXPLORATION 2.01%
---------------------------------------------------------------------------------------------
Aber Diamond Corp.                                              87,000          3,207,129
Diagem International Resource Corp.                            800,000             58,337*
Diamond Fields International Ltd.                            1,296,000            189,010*
Diamond Fields International Ltd., Warrants
 (November 2006)                                               512,000                  0*
Diamonds North Resources Ltd.                                2,227,000          1,662,154*+
Metalex Ventures Ltd.                                           70,000             45,039*
Shore Gold, Inc.                                               175,000          1,153,005*
Tahera Diamond Corp.                                           800,000            480,419*
Vaaldiam Resources Ltd.                                        760,000            440,098*
                                                                             ------------
                                                                                7,235,191

ENERGY - ALTERNATIVE SOURCES 0.00%
---------------------------------------------------------------------------------------------
Altek Power Corp.                                               18,000              2,162*

FINANCIAL SERVICES 2.15%
---------------------------------------------------------------------------------------------
Dundee Wealth Management, Inc.                                 291,000          2,518,929
GMP Capital Trust                                              192,300          2,956,304
Jovian Capital Corp.                                         2,000,000          1,647,150*
NETeller plc                                                    50,000            631,567*
                                                                             ------------
                                                                                7,753,950

GOLD ROYALTY COMPANY 0.06%
---------------------------------------------------------------------------------------------
Royal Gold, Inc.                                                 6,000            208,380

GOLD/MINERAL EXPLORATION & DEVELOPMENT 22.44%
---------------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                        112,500            675,000*
African Platinum plc                                        16,260,000          6,217,456*
AfriOre Ltd.                                                 1,590,000          3,860,250*
Alamos Gold, Inc.                                              575,000          3,240,896*
Amarc Resources Ltd.                                           509,545            126,769*
American Gold Capital Corp.                                    200,000            154,420*
Amerix Precious Metals Corp.                                   445,000            148,887*
AMT International Mining Corp.                               1,000,000             14,584*
Anooraq Resources Corp.                                      2,714,100          1,909,288*
Atikwa Minerals Corp.                                        1,583,333             61,125*
Bendigo Mining NL                                            1,201,000          1,454,036*
Caledon Resources plc                                       18,890,000          1,095,640*+
Candente Resource Corp.                                        215,000            123,579*
Central African Gold plc                                     4,015,000            310,499*
Central African Mining & Exploration Co., plc                2,025,000            443,708*

See notes to portfolios of investments and notes to financial statements.

74


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
------------------------------------------------------------------------------------------
Chilean Gold Ltd. (RS)                                         500,000       $          0*
Coalcorp Mining, Inc.                                          522,500            255,501*
Continental Minerals Corp.                                     690,000          1,006,305*
Continental Precious Minerals, Inc.                            200,000            145,841*
Corona Gold Ltd.                                               812,500              5,962*
Corriente Resources, Inc.                                      440,000          1,570,282*
Dumont Nickel, Inc.                                          1,575,000            148,630*
Eastern Platinum Ltd.                                        3,314,825          3,839,072*
Eastern Platinum Ltd., Warrants (March 2006)                   500,000                  0*
Eastern Platinum Ltd., Warrants (April 2008)                   312,500             91,151*
ECU Silver Mining, Inc.                                        930,000            351,049*
Erdene Gold, Inc.                                              403,500            360,005*
European Minerals Corp.                                        956,000            803,740*
European Minerals Corp., Warrants (December 2008)              413,500             95,779*
European Nickel plc                                            400,000            190,759*
EXMIN Resources, Inc.                                        1,065,000            137,048*
EXMIN Resources, Inc., Warrants (February 2007)                500,000                  0*
Farallon Resources Ltd.                                      2,241,000          1,191,970*
First Point Minerals Corp.                                   1,100,000            117,960*
Fortress Minerals Corp.                                        125,500            116,278*
Gabriel Resources Ltd.                                         216,700            527,970*
Gold Reserve, Inc.                                             250,000            723,040*
Gold Summit Corp.                                              317,000             74,787*
Golden China Resources Corp.                                 1,525,000            405,568*
Golden Odyssey Mining, Inc.                                  1,255,000            236,864*+
Grandview Gold, Inc. (RS)                                      400,000            329,430*
Grandview Gold, Inc., Warrants (August 2006) (RS)              200,000                  0*
Great Basin Gold Ltd.                                        1,350,000          2,084,674*
Inca Pacific Resources, Inc.                                   160,000             62,454*
Inca Pacific Resources, Inc., Warrants (November 2006)         900,000                  0*
International Molybdenum plc                                 1,105,000            484,244*
Ivanhoe Mines Ltd.                                             742,000          5,315,203*
Latitude Resources plc                                       3,000,000            277,116*
Laurion Gold, Inc., Special Warrants                         1,500,000             25,737*
Medoro Resources Ltd.                                          700,000             48,042*
Metallic Ventures Gold, Inc.                                 1,175,000          2,096,684*
Metallic Ventures Gold, Inc., Warrants (March 2009)             50,000              7,507*
Metallica Resources, Inc.                                      315,000            581,006*
Metallica Resources, Inc., Warrants (December 2008)            540,000            261,742*
Moto Goldmines Ltd.                                            290,500            882,228*
Moto Goldmines Ltd., Warrants (August 2007)                    137,500             34,208*
Nevsun Resources Ltd.                                           50,000             90,079*
New Sleeper Gold Corp.                                         895,000            261,056*
New Sleeper Gold Corp., Warrants (December 2008)               150,000                  0*
Northern Dynasty Minerals Ltd.                                 542,700          2,863,299*
Northern Dynasty Minerals Ltd., Warrants
 (September 2006)                                              100,000             98,657*

See notes to portfolios of investments and notes to financial statements.

                                                                          75


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------------
NovaGold Resources, Inc.                                        10,000       $     90,164*
Odyssey Resources Ltd.                                       1,240,000            101,060*
Olympus Pacific Minerals, Inc.                                 762,000            235,337*
Osmium Holdings S.A. (RS)                                          891             89,100*
Oxus Gold plc                                                  250,000            336,191*
Pacific North West Capital Corp.                             1,520,466            391,318*
Pan American Silver Corp.                                       10,000            188,300*
Pan American Silver Corp., Warrants (February 2008)            277,950          2,701,646*
Peru Copper Corp.                                              225,600            625,134*
Peru Copper Corp., Warrants (March 2006)                       160,375            133,457*
Planet Exploration, Inc.                                       310,000             85,103*
Platinum Group Metals Ltd.                                     425,000            535,967*
Platte River Gold, Special Warrants (RS)                       595,000          1,190,000*
QGX Ltd.                                                       848,000          3,055,463*
Radius Gold, Inc.                                              735,700            403,936*
Ridge Mining plc                                             1,180,000            714,831*
Romarco Minerals, Inc.                                       2,271,000            331,206*+
Romarco Minerals, Inc. (RS)                                  5,682,353            789,723*+
Romarco Minerals, Inc., Warrants (September 2007) (RS)       5,682,353                  0*
Rubicon Minerals Corp.                                         210,000            180,157*
Silvercorp Metals, Inc.                                        851,500          3,835,092*
Silvercorp Metals, Inc., Warrants (February 2006) 144A         400,000          1,201,047*
Solitario Resources Corp.                                      257,700            400,152*
Southwestern Resources Corp.                                    35,000            405,654*
St. Andrew Goldfields Ltd.                                   4,800,000            638,270*
Stingray Resources, Inc.                                       300,000            154,420*
Stratagold Corp.                                             1,137,500            751,405*
Strongbow Exploration, Inc.                                    810,000            291,854*
Sydney Resource Corp.                                          600,000            236,778*
Sydney Resources Corp., Warrants (March 2006)                  300,000                  0*
Tenke Mining Corp.                                             241,400          1,894,917*
TLC Ventures Corp.                                             644,700            719,007*
UGL Enterprises Ltd.                                           210,000             65,757*
Vedron Gold, Inc.                                            4,942,379          1,844,409*+
Verena Minerals Corp.                                        1,000,000            167,289*
Victoria Resources Corp.                                        90,000             45,554*
Western Exploration & Development Ltd., 144A, Special
  Warrants (RS)                                                600,000             30,000*
Western Prospector Group Ltd.                                  803,000          3,444,430*
White Knight Resource Ltd.                                   1,315,000          1,929,095*
Wolfden Resources, Inc.                                        620,000          1,968,001*
X-Cal Resources Ltd.                                         2,418,000            539,339*
Yilgarn Mining Ltd.                                             19,026              2,722*
                                                                             ------------
                                                                               80,778,349
See notes to portfolios of investments and notes to financial statements.

76


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

INTERMEDIATE & JUNIOR GOLD PRODUCERS 47.82%
---------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)              622,100       $  2,744,577*
Apollo Gold Corp.                                              810,950            180,884*
Apollo Gold Corp., Warrants (December 2006)                    333,500                  0*
Bema Gold Corp., Warrants (October 2007)                     3,984,460          6,050,267*
Bolivar Gold Corp.                                           4,417,500         11,103,912*
Bolivar Gold Corp., Warrants (March 2008)                    1,175,000          1,945,481*
Bolivar Gold Corp., Warrants (August 2008)                   2,108,900          2,315,783*
Bolivar Gold Corp., Warrants (March 2009)                        1,000                335*
Cambior, Inc.                                                1,114,500          3,109,461*
Cambior, Inc., Warrants (October 2006)                         145,000             24,879*
Cambior, Inc., Warrants (August 2008)                          420,785            306,839*
Century Mining Corp.                                           361,883            121,077*
Century Mining Corp., Warrants (March 2007)                    500,000                  0*
Coeur d'Alene Mines Corp.                                      150,000            600,000*
Desert Sun Mining Corp.                                         70,000            171,750*
Desert Sun Mining Corp., Warrants (November 2008)               85,000             80,213*
Dynatec Corp.                                                3,745,200          3,887,695*
Emperor Mines Ltd.                                             980,000            266,058*
Frontier Pacific Mining Corp.                                1,232,000            211,384*
Frontier Pacific Mining Corp., Warrants (April 2006)           200,000                  0*
Gallery Gold Ltd.                                              900,000            310,376*
Glamis Gold Ltd.                                                30,000            824,134*
Glencairn Gold Corp.                                         3,088,500          1,139,326*
Glencairn Gold Corp., Warrants (November 2008)               1,321,500            113,370*
Goldcorp, Inc., Warrants (March 2007), Class C               3,748,150         15,595,185*
Goldcorp, Inc., Warrants (April 2007)                          144,700          3,183,400*
Goldcorp, Inc., Warrants (May 2007), Class A                 3,402,825         14,158,368*
Goldcorp, Inc., Warrants (August 2008), Class B              3,523,110         10,729,671*
Goldcorp, Inc., Warrants (May 2009)                            104,800          3,139,550*
Golden Star Resources Ltd., Warrants (February 2007)            27,500             15,807*
Hecla Mining Co.                                               280,000          1,136,800*
Herald Resources Ltd.                                        1,000,000            480,606*
High River Gold Mines Ltd.                                     530,000            672,929*
IAMGOLD Corp.                                                  457,000          3,591,232
Kingsgate Consolidated Ltd.                                     50,000            168,763
Kinross Gold Corp.                                              85,000            783,168*
Kinross Gold Corp., Warrants (December 2007)                 2,745,000          1,012,611*
Leviathan Resources Ltd.                                       166,666            125,960*
LionOre Mining International Ltd.                              205,570            868,204*
Meridian Gold, Inc.                                            427,000          9,337,504*
Mexgold Resources, Inc.                                      1,391,400          5,825,104*
Mexgold Resources, Inc., Warrants (March 2006)                 250,000            510,445*
Moss Lake Gold Mines Ltd.                                    2,390,500            348,634*+
Nevada Pacific Gold Ltd.                                     2,986,835          2,306,140*+
Northern Orion Resources, Inc.                               7,422,000         24,131,843*
Northern Orion Resources, Inc., Warrants (May 2008)          2,887,550          5,078,263*

See notes to portfolios of investments and notes to financial statements.

                                                                          77


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

Northern Orion Resources, Inc., Warrants (February
  2010)                                                        176,500       $    105,992*
Northgate Minerals Corp.                                     1,612,000          2,945,618*
Northgate Minerals Corp., Warrants (December 2006)           3,827,600            820,915*
Pacific Rim Mining Corp.                                     5,030,100          3,771,617*+
Randgold Resources Ltd., ADR                                   829,325         13,377,012*
Red Back Mining, Inc.                                        1,181,900          2,768,058*
Red Back Mining, Inc., Warrants (July 2007)                    150,000             93,939*
Resolute Mining Ltd.                                         1,278,333          1,083,363*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)        1,108,750            147,434*
Sino Gold Ltd.                                                 680,000          1,746,325*
Troy Resources NL                                              208,800            493,327
TVI Pacific, Inc.                                            8,218,356            810,802*
Yamana Gold, Inc.                                              801,286          5,293,100*
                                                                             ------------
                                                                              172,165,490

INVESTMENT TRUST 0.64%
---------------------------------------------------------------------------------------------
streetTRACKS Gold Trust                                         45,000          2,321,100*

METAL & MINERAL MINING 10.00%
---------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                       1,917,600          3,849,512
Aquarius Platinum Ltd.                                         110,045            888,201
Beartooth Platinum Corp.                                     2,076,500            258,304*
Breakwater Resources Ltd.                                      545,000            317,934*
Breakwater Resources Ltd., Warrants (January 2009)             955,000            204,821*
Constellation Copper Corp.                                     900,000          1,080,942*
HudBay Minerals, Inc.                                          235,000          1,187,449*
HudBay Minerals, Inc., Warrants (December 2009)             13,510,000          1,159,010*
International Royalty Corp.                                    100,000            300,262*
JSC MMC Norilsk Nickel, ADR                                     20,000          1,900,000
Lundin Mining Corp.                                            499,845          7,225,486*
North American Tungsten Corp., Ltd.                          1,100,000          1,340,025*
Revett Minerals, Inc.                                        1,405,000            904,002*
Silver Wheaton Corp.                                           770,000          4,458,886*
Silver Wheaton Corp., Units                                    825,000          5,378,973*
Silver Wheaton Corp., Warrants (August 2009)                 6,201,250          3,511,195*
Silver Wheaton Corp., Warrants (November 2009)               1,551,500            732,059*
SouthernEra Resources Ltd., Warrants (November 2006)           100,000              3,861*
Taseko Mines Ltd.                                              500,000            609,102*
Toledo Mining Corp. plc                                        260,200            588,024*
Valhalla Uranium Ltd.                                          172,344             60,067*
Zimasco Consolidated Enterprises Ltd. (RS)                     192,500             42,350*
                                                                             ------------
                                                                               36,000,465
See notes to portfolios of investments and notes to financial statements.

78


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 1.91%
---------------------------------------------------------------------------------------------
Aberdeen International, Inc., Units (RS)                     1,000,000       $    651,997*
Bankers Petroleum Ltd., Warrants (November 2009)                13,000              9,480*
Big Sky Energy Corp.                                         2,407,450          4,164,889*
Big Sky Energy Corp. (RS)                                      500,000            821,750*
BlackRock Ventures, Inc.                                        35,000            345,301*
White Nile Ltd.                                                543,000            895,846*
                                                                             ------------
                                                                                6,889,263

OIL & GAS EXTRACTION 0.39%
---------------------------------------------------------------------------------------------
Choice Resources Corp.                                         606,000            530,279*
Pacific Stratus Energy Ltd.                                  3,625,000            870,759*
Pacific Stratus Energy Ltd., Warrants (August 2006)            562,500                  0*
Pacific Stratus Energy Ltd., Warrants (July 2007)              850,000                  0*
                                                                             ------------
                                                                                1,401,038

OIL & GAS ROYALTY TRUSTS 0.48%
---------------------------------------------------------------------------------------------
ARC Energy Trust                                                 5,000            113,628
Bonavista Energy Trust                                           5,000            163,428
Harvest Energy Trust                                            45,233          1,443,156
                                                                             ------------
                                                                                1,720,212

SENIOR GOLD PRODUCERS 6.00%
---------------------------------------------------------------------------------------------
Barrick Gold Corp.                                              50,000          1,393,500
Freeport-McMoRan Copper & Gold, Inc., Class B                   71,200          3,830,560
Gold Fields Ltd.                                               150,000          2,643,026
Gold Fields Ltd., Sponsored ADR                                311,000          5,482,930
Lihir Gold Ltd.                                                950,000          1,519,596*
Newmont Mining Corp.                                           100,000          5,340,000
Placer Dome, Inc.                                               60,000          1,375,800
                                                                             ------------
                                                                               21,585,412

---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              338,376,012
---------------------------------------------------------------------------------------------
  (cost $227,043,959)


See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005

                                                           PRINCIPAL
CONVERTIBLE DEBENTURES 0.59%                                 AMOUNT             VALUE

INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.59%
---------------------------------------------------------------------------------------------
Bolivar Gold Corp., 6.00%, maturity 12/04/08       CAD    $    750,000       $    661,479
Century Mining Corp., 10.00%, maturity 12/31/06    CAD       1,685,000          1,445,545
                                                                             ------------
                                                                                2,107,024

---------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                    2,107,024
---------------------------------------------------------------------------------------------
  (cost $1,803,801)

PURCHASED OPTIONS 0.51%                                      CONTRACTS

INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.01%
---------------------------------------------------------------------------------------------
Goldcorp, Inc., Strike Price 20, Put, Expiration Apr.
  2006 (premium $52,500)                                           400             32,000

SENIOR GOLD PRODUCERS 0.50%
---------------------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, Inc., Strike Price 40,
  Call, Expiration Jan. 2006 (premium $84,104)                     200            290,000
Freeport McMoRan Copper & Gold, Inc., Strike Price 45,
  Put, Expiration Feb. 2006 (premium $89,975)                      750             37,500
Freeport McMoRan Copper & Gold, Inc., Strike Price 50,
  Put, Expiration Jan. 2006 (premium $71,050)                      350             19,250
Gold Fields Ltd., Strike Price 15, Put, Expiration
  Apr. 2006 (premium $102,000)                                     750             37,500
Newmont Mining Corp., Strike Price 45, Put, Expiration
  Jun. 2006 (premium $142,275)                                     500             50,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 115, Put, Expiration Jan. 2006 (premium
  $162,138)                                                        700             21,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 90, Put, Expiration Mar. 2006 (premium
  $485,315)                                                      4,000            100,000
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jun. 2006 (premium $842,742)                                   1,400          1,113,000
Placer Dome, Inc., Strike Price 17.50, Call,
  Expiration Jan. 2007 (premium $29,600)                           200            116,000
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $422,911)                                   3,610             18,050
                                                                             ------------
                                                                                1,802,300

---------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         1,834,300
---------------------------------------------------------------------------------------------
  (cost $2,484,610)

---------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              342,317,336
---------------------------------------------------------------------------------------------

See notes to portfolios of investments and notes to financial statements.

80


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2005


                                                             PRINCIPAL
REPURCHASE AGREEMENT 4.98%                                    AMOUNT            VALUE

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/30/05, 3.45%, due 01/03/06,
  repurchase price $17,946,370, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $17,939,493)                   $ 17,939,493       $ 17,939,493
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.07%                                                     360,256,829
---------------------------------------------------------------------------------------------
  (cost $249,271,863)
Other assets and liabilities, net (0.07)%                                        (237,753)
                                                                             ------------

NET ASSETS 100%                                                              $360,019,076
                                                                             ------------


See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

COMMON STOCKS AND WARRANTS 91.67%                               SHARES             VALUE

DIAMOND MINING & EXPLORATION 0.90%
----------------------------------------------------------------------------------------
Aber Diamond Corp.                                              22,000       $   810,998
Diamond Fields International Ltd.                              284,000            41,419*
Diamond Fields International Ltd., Warrants (November
  2006)                                                        176,000                 0*
                                                                             -----------
                                                                                 852,417

FINANCIAL SERVICES 1.33%
----------------------------------------------------------------------------------------
Dundee Wealth Management, Inc.                                  75,000           649,209
GMP Capital Trust                                               40,000           614,936
                                                                             -----------
                                                                               1,264,145

GOLD MINING 76.20%
----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                         96,400         1,903,769
Agnico-Eagle Mines Ltd., Warrants (November 2007)              221,100           975,051*
Apollo Gold Corp.                                              101,500            22,640*
Apollo Gold Corp., Warrants (December 2006)                    166,500                 0*
Barrick Gold Corp.                                              20,000           557,400
Bema Gold Corp.                                                 50,000           144,555*
Bema Gold Corp., Warrants (October 2007)                     1,812,940         2,752,888*
Bolivar Gold Corp.                                             135,000           339,339*
Bolivar Gold Corp., Warrants (March 2008)                      200,000           331,146*
Bolivar Gold Corp., Warrants (August 2008)                      10,000            10,981*
Cambior, Inc.                                                  424,400         1,184,716*
Cambior, Inc., Warrants (October 2006)                          43,300             7,429*
Cambior, Inc., Warrants (August 2008)                          269,115           196,240*
Century Mining Corp.                                            69,706            23,322*
DRDGOLD Ltd., Sponsored ADR                                    100,000           144,000
Freeport-McMoRan Copper & Gold, Inc., Class B                  100,000         5,380,000
Glamis Gold Ltd.                                                45,000         1,235,003*
Glencairn Gold Corp.                                           177,000            65,294*
Glencairn Gold Corp., Warrants (November 2008)                  88,500             7,592*
Gold Fields Ltd.                                                50,000           881,009
Gold Fields Ltd., ADR                                          226,000         3,984,380
Goldcorp, Inc., Warrants (March 2007), Class C               2,325,000         9,673,787*
Goldcorp, Inc., Warrants (April 2007)                           72,900         1,603,800*
Goldcorp, Inc., Warrants (May 2007), Class A                   950,000         3,952,730*
Goldcorp, Inc., Warrants (August 2008), Class B                772,490         2,352,627*
Goldcorp, Inc., Warrants (May 2009)                             88,000         2,636,263*
Golden Star Resources Ltd., Warrants (February 2007)             5,000             2,874*
Harmony Gold Mining Co., Ltd., Sponsored ADR                   140,000         1,827,000*
Hecla Mining Co.                                                90,000           365,400*
IAMGOLD Corp.                                                  150,000         1,178,741
Ivanhoe Mines Ltd.                                             188,000         1,346,716*
Kinross Gold Corp.                                             110,000         1,013,512*
Kinross Gold Corp., Warrants (December 2007)                 1,244,000           458,903*
Lihir Gold Ltd.                                                550,000           879,766*

See notes to portfolios of investments and notes to financial statements.

82


GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

COMMON STOCKS AND WARRANTS                                      SHARES             VALUE

GOLD MINING (CONT'D)
-------------------------------------------------------------------------------------------
Meridian Gold, Inc.                                            222,000       $ 4,854,779*
Nevada Pacific Gold Ltd.                                        68,500            52,889*
Newmont Mining Corp.                                            55,000         2,937,000
Northern Orion Resources, Inc.                               1,902,500         6,185,752*
Northern Orion Resources, Inc., Warrants (May 2008)            860,350         1,513,076*
Northern Orion Resources, Inc., Warrants (February 2010)        15,000             9,008*
Northgate Minerals Corp.                                     1,638,000         2,993,128*
Northgate Minerals Corp., Warrants (December 2006)           1,252,900           268,712*
Placer Dome, Inc.                                               10,000           229,297
Randgold Resources Ltd., ADR                                   244,630         3,945,882*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)          251,750            33,476*
Yamana Gold, Inc.                                              280,752         1,854,579*
                                                                             -----------
                                                                              72,316,451

GOLD ROYALTY COMPANY 2.97%
----------------------------------------------------------------------------------------
Royal Gold, Inc.                                                81,000         2,813,130

INVESTMENT TRUST 0.95%
----------------------------------------------------------------------------------------
streetTRACKS Gold Trust                                         17,500           902,650*

METAL & MINERAL MINING 9.01%
----------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp.                                      100,000           400,000*
JSC MMC Norilsk Nickel, ADR                                     10,000           950,000
Lundin Mining Corp.                                            110,430         1,596,316*
Pan American Silver Corp., Warrants (February 2008)            122,650         1,192,146*
Silver Wheaton Corp.                                           382,250         2,213,518*
Silver Wheaton Corp., Units                                    200,000         1,303,993
Silver Wheaton Corp., Warrants (August 2009)                 1,368,000           774,572*
Silver Wheaton Corp., Warrants (November 2009)                 250,000           117,960*
                                                                             -----------
                                                                               8,548,505

OIL & GAS ROYALTY TRUSTS 0.31%
----------------------------------------------------------------------------------------
Harvest Energy Trust                                             5,000           159,525
ARC Energy Trust                                                 2,500            56,814
Bonavista Energy Trust                                           2,500            81,714
                                                                             -----------
                                                                                 298,053

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              86,995,351
----------------------------------------------------------------------------------------
  (cost $53,083,898)

See notes to portfolios of investments and notes to financial statements.

                                                                          83


GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

PREFERRED STOCK 0.67%                                           SHARES             VALUE

GOLD MINING 0.67%
----------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary Shares
  representing 0.05 shares of Gold - Denominated
  Preferred Stock (cost $449,619)                               12,500       $   640,000

                                                              PRINCIPAL
CONVERTIBLE DEBENTURE 0.27%                                     AMOUNT

GOLD MINING 0.27%
-----------------------------------------------------------------------------------------
Century Mining Corp., 10.00%, maturity 12/31/06
  (cost $219,772)                                     CAD    $ 300,000           257,367


PURCHASED OPTIONS 1.15%                                        CONTRACTS


GOLD MINING 1.15%
----------------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, Inc., Strike Price 40,
  Call, Expiration Jan. 2006 (premium $42,052)                     100           145,000
Freeport McMoRan Copper & Gold, Inc., Strike Price 45,
  Put, Expiration Feb. 2006 (premium $54,940)                      500            25,000
Freeport McMoRan Copper & Gold, Inc., Strike Price 50,
  Put, Expiration Jan. 2006 (premium $57,600)                      300            16,500
Glamis Gold Ltd., Strike Price 20, Put, Expiration Feb.
  2006 (premium $40,400)                                           400             6,000
Gold Fields Ltd., Strike Price 15, Put, Expiration Apr.
  2006 (premium $217,360)                                        1,750            87,500
Goldcorp, Inc., Strike Price 20, Put, Expiration Apr.
  2006 (premium $24,938)                                           190            15,200
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Put,
  Expiration Feb. 2006 (premium $90,590)                         1,000            67,500
Harmony Gold Mining Co., Ltd., Strike Price 17.50, Call,
  Expiration Jan. 2008 (premium $127,770)                          500           130,000
Meridian Gold, Inc., Strike Price 17.50, Put, Expiration
  Apr. 2006 (premium $51,000)                                      500            18,750
Meridian Gold, Inc., Strike Price 20, Put, Expiration
  Apr. 2006 (premium $106,000)                                     500            50,000
Newmont Mining Corp., Strike Price 45, Put, Expiration
  Jun. 2006 (premium $142,275)                                     500            50,000
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 115, Put, Expiration Jan. 2006 (premium $69,487)           300             9,000
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 90, Put, Expiration Mar. 2006 (premium $160,093)         1,500            37,500
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jun. 2006 (premium $326,388)                                     500           397,500

See notes to portfolios of investments and notes to financial statements.

84


GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2005

PURCHASED OPTIONS                                              CONTRACTS           VALUE


GOLD MINING (CONT'D)
-----------------------------------------------------------------------------------------
Placer Dome, Inc., Strike Price 17.50, Call, Expiration
  Jan. 2007 (premium $7,400)                                        50       $    29,000
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $58,563)                                      500             2,500
                                                                             -----------
                                                                               1,086,950

----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        1,086,950
----------------------------------------------------------------------------------------
  (cost $1,576,856)

----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              88,979,668
----------------------------------------------------------------------------------------

                                                            PRINCIPAL
REPURCHASE AGREEMENT 7.18%                                    AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley
  Dean Witter, 12/30/05, 3.45%, due 01/03/06,
  repurchase price $6,816,655, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $6,814,043)                      $6,814,043         6,814,043
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.94%                                                     95,793,711
----------------------------------------------------------------------------------------
  (cost $62,144,188)
Other assets and liabilities, net (0.94)%                                       (892,269)
                                                                             -----------

NET ASSETS 100%                                                              $94,901,442
                                                                             -----------


See notes to portfolios of investments and notes to financial statements.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2005

LEGEND

*    Non-income producing security            GO   General Obligation Bond
+    Affiliated company (see following)       RS   Restricted Security (see following)
ADR  American Depositary Receipt              ZCB  Zero Coupon Bond

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2005.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS

The terms of the joint tri-party repurchase agreements and the securities held as collateral at December 31, 2005 were:

Morgan Stanley Dean Witter repurchase agreement, 12/30/05, 3.45%, due 01/03/06:
    Total principal amount: $132,487,417; Total repurchase price: $132,538,204
    Collateral:
    $96,652,000 U.S. Treasury Bond, 8.125%, 05/15/21
      (total collateral market value, including accrued interest, of $135,137,873)

UBS Financial Services, Inc. repurchase agreement, 12/30/05, 3.40%, due 01/03/06:
    Total principal amount: $22,000,000; Total repurchase price: $22,008,311
    Collateral:
    $13,720,000 U.S. Treasury Bonds, interest rate range 5.25% - 13.875%, maturity date range 02/15/06 - 05/15/30
    $3,932,000 U.S. Treasury Notes, interest rate range 1.50% - 6.875%, maturity date range 02/15/06 - 08/15/15
        (total collateral market value, including accrued interest, of $22,440,632)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2005

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 2005.

                                                  SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2005    ADDITIONS    REDUCTIONS    DECEMBER 31, 2005

GLOBAL RESOURCES FUND
---------------------------------------------------------------------------------------------------
Coalcorp Mining, Inc. (formerly Adobe
  Ventures, Inc.)                       2,140,000        900,000          --          3,040,000
Pacific Stratus Energy Ltd.             3,000,000      4,183,000          --          7,183,000
PetroWorld Corp.                               --      2,000,000          --          2,000,000
UMC Energy plc (formerly Uranium
  Mining Corp plc)                             --      1,000,000          --          1,000,000
White Nile Ltd.                        12,772,000        390,000    (160,000)        13,002,000

At December 31, 2005, the value of investments in affiliated companies was $26,458,222, representing 3.36% of net assets, and the total cost was $7,844,331. Net realized gains on transactions were $329,000, and there was no income earned for the period.

                                                   SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2005    ADDITIONS    REDUCTIONS     DECEMBER 31, 2005

WORLD PRECIOUS MINERALS FUND
-------------------------------------------------------------------------------------------------
Caledon Resources plc               18,175,000        790,000       (75,000)       18,890,000
Corona Gold Ltd.                       812,500             --            --           812,500(a)
Diamonds North Resources Ltd.        2,207,000        170,000      (150,000)        2,227,000
Endeavour Mining Capital Corp.       1,484,100             --    (1,484,100)               --(a)
Golden Odyssey Mining, Inc.                 --      1,255,000            --         1,255,000
Laurion Gold, Inc.                   3,438,000      3,067,000    (6,505,000)               --(a)
Moss Lake Gold Mines Ltd.            2,318,000        106,500       (34,000)        2,390,500
Nevada Pacific Gold Ltd.             3,892,335         64,500      (970,000)        2,986,835
Northern Orion Resources, Inc.       7,336,900        285,100      (200,000)        7,422,000(a)
Pacific Rim Mining Corp.             5,049,500         90,600      (110,000)        5,030,100
Romarco Minerals, Inc.               2,251,000      5,702,353            --         7,953,353
Vedron Gold, Inc.                    2,578,500      3,053,879      (690,000)        4,942,379

At December 31, 2005, the value of investments in affiliated companies was $12,386,387 representing 3.44% of net assets, and the total cost was $11,170,613. Net realized gains on transactions were $1,921,291, and there was $43,480 of income earned for the period.

(a) At December 31, 2005, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2005

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS
"RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                                  ACQUISITION    COST PER
                                                                     DATE          SHARE
CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------
COMMON STOCKS
    Big Sky Energy Corp.                                             03/01/05       $0.50

At December 31, 2005, the total cost of restricted securities was $50,000, and the total value was $164,350, representing 0.44% of net assets.

                                                                  ACQUISITION    COST PER
                                                                     DATE          SHARE

GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    African Minerals, Special Warrants                               07/09/03        $6.00
    Big Sky Energy Corp.                                             03/01/05        $0.50
    Coalcorp Mining, Inc. (formerly Adobe Ventures,
      Inc.), Warrants (September 2007)                               09/29/05        $0.24
    Gastar Exploration Ltd.                                          06/16/05        $2.67
    Hyduke Energy Services, Inc., Units                              12/13/05        $2.00
    Khan Resources, Inc., Special Warrants                           03/24/05        $0.82
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    Saxon Energy Services, Inc.                                      11/11/05        $4.11
    Saxon Energy Services, Inc., Warrants (November
      2006)                                                          11/11/05        $0.00
    Silvercorp Metals, Inc.                                          09/08/05        $2.71
    Silvercorp Metals, Inc., Warrants (September 2006)               09/08/05        $0.00
    Zenas Energy Corp.                                               10/12/05        $4.78
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73
CONVERTIBLE DEBENTURE
    1078352 Alberta Ltd.                                             12/07/04        $0.83

At December 31, 2005, the total cost of restricted securities was $7,730,969, and the total value was $10,218,151, representing 1.30% of net assets.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2005

                                                                ACQUISITION      COST PER
                                                                    DATE           SHARE

WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Aberdeen International, Inc., Units                              12/23/05        $0.69
    African Minerals, Special Warrants                               07/09/03        $6.00
    Big Sky Energy Corp.                                             03/01/05        $0.50
    Chilean Gold Ltd.                                                01/17/97        $1.10
    Grandview Gold, Inc.                                             08/30/05        $1.05
    Grandview Gold, Inc., Warrants (August 2006)                     08/30/05        $0.00
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Platte River Gold, Special Warrants                     03/01/04-06/07/04        $1.50
    Romarco Minerals, Inc.                                           09/06/05        $0.14
    Romarco Minerals, Inc., Warrants (September 2007)                09/06/05        $0.00
    Western Exploration & Development Ltd., 144A,
     Special Warrants                                                08/14/97        $0.50
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73

At December 31, 2005, the total cost of restricted securities was $6,443,134, and the total value was $4,619,350, representing 1.28% of net assets.

  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $107,521,295
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 59,708,201
    Repurchase Agreements                                       47,813,094
Cash                                                                    --
Receivables:
    Investments sold                                                    --
    Interest                                                       147,618
    Capital shares sold                                          2,650,589
    From adviser                                                        --
Other assets                                                        36,761
---------------------------------------------------------------------------
TOTAL ASSETS                                                   110,356,263
---------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                      1,373,348
    Adviser and affiliates                                         107,879
    Dividends and distributions                                      5,087
    Accounts payable and accrued expenses                           65,026
---------------------------------------------------------------------------
TOTAL LIABILITIES                                                1,551,340
---------------------------------------------------------------------------

NET ASSETS                                                    $108,804,923
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $108,823,409
Accumulated undistributed net investment income
    (distributions in excess of net investment income)                 (15)
Accumulated net realized loss on investments and foreign
    currencies                                                     (18,471)
Net unrealized appreciation (depreciation) of investments
    and other assets and liabilities denominated in
    foreign currencies                                                  --
                                                              ------------
Net assets applicable to capital shares outstanding           $108,804,923
                                                              ============

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                    108,878,206
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
    PER SHARE                                                 $       1.00
                                                              ============

See accompanying notes to financial statements.

90


                                                                                                December 31, 2005


                                                            U.S. GOVERNMENT
                                                               SECURITIES           NEAR-TERM          TAX FREE
                                                              SAVINGS FUND        TAX FREE FUND          FUND

Investments, at identified cost                               $403,736,513         $15,812,531        $14,060,413
                                                              ============         ===========        ===========
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                                $403,736,513         $15,044,103        $14,303,538
    Repurchase Agreements                                               --             714,933            387,261
Cash                                                               291,260                  --                 --
Receivables:
    Investments sold                                                    --             370,943                 --
    Interest                                                       989,609             203,330            183,657
    Capital shares sold                                          1,895,493               1,396                704
    From adviser                                                        --               6,621              4,225
Other assets                                                        31,066               2,925              4,589
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   406,943,941          16,344,251         14,883,974
------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                      1,867,932             298,659                 --
    Adviser and affiliates                                         119,749                  --                 --
    Dividends and distributions                                     18,250               7,474              5,131
    Accounts payable and accrued expenses                           96,384              44,761             42,206
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                2,102,315             350,894             47,337
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                    $404,841,626         $15,993,357        $14,836,637
                                                              ============         ===========        ===========

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
Paid-in capital                                               $404,457,814         $16,234,592        $14,955,375
Accumulated undistributed net investment income
    (distributions in excess of net investment income)             395,891              16,241             27,316
Accumulated net realized loss on investments and foreign
    currencies                                                     (12,079)           (203,981)          (776,441)
Net unrealized appreciation (depreciation) of investments
    and other assets and liabilities denominated in
    foreign currencies                                                  --             (53,495)           630,387
                                                              ------------         -----------        -----------
Net assets applicable to capital shares outstanding           $404,841,626         $15,993,357        $14,836,637
                                                              ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                    405,086,815           7,454,687          1,217,685
                                                              ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
    PER SHARE                                                 $       1.00         $      2.15        $     12.18
                                                              ============         ===========        ===========


  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND
Investments, at identified cost                 $17,167,130         $29,695,239
                                                ===========         ===========
ASSETS
----------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $18,340,358         $34,700,152
    Securities of affiliated issuers                     --                  --
    Repurchase Agreements                         1,132,194           2,132,668
Cash                                                    867               8,873
Foreign currencies (cost $95,526, $0,
    $673,326, $0, and $0)                            95,526                  --
Receivables:
    Investments sold                              1,044,368             391,494
    Dividends                                        11,704               2,374
    Interest                                            217                 409
    Capital shares sold                               1,601             235,702
    Unrealized appreciation on foreign
        currency exchange contracts - 1 G                --                  --
Other assets                                         11,515              17,379
----------------------------------------------------------------------------------
TOTAL ASSETS                                     20,638,350          37,489,051
----------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------
Payables:
    Investments purchased                            95,526               4,150
    Capital shares redeemed                          22,856              42,922
    Adviser and affiliates                           17,184              45,866
    Dividends and distributions                          --                 723
    Accounts payable and accrued expenses            40,707              72,438
    Due to custodian                                     --                  --
    Unrealized depreciation on foreign
        currency exchange contracts - 1 G               115                  21
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                   176,388             166,120
----------------------------------------------------------------------------------
NET ASSETS                                      $20,461,962         $37,322,931
                                                ===========         ===========
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                 $17,353,636         $38,615,277
Distributions in excess of net investment
    income                                          (69,746)         (1,868,544)
Accumulated net realized gain (loss) on
    investments and foreign currencies              872,726          (6,560,832)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             2,305,346           7,137,030
                                                -----------         -----------
Net assets applicable to capital shares
    outstanding                                 $20,461,962         $37,322,931
                                                ===========         ===========
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                  781,733           4,830,912
                                                ===========         ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE,
    REDEMPTION PRICE, PER SHARE                 $     26.18         $      7.73
                                                ===========         ===========
See accompanying notes to financial statements.

92


                                                                                        December 31, 2005


                                              GLOBAL RESOURCES       WORLD PRECIOUS          GOLD SHARES
                                                    FUND             MINERALS FUND               FUND
Investments, at identified cost                 $629,748,521          $249,271,863          $  62,144,188
                                                ============          ============          =============
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $725,805,596          $329,930,949          $  88,979,668
    Securities of affiliated issuers              26,458,222            12,386,387                     --
    Repurchase Agreements                         31,731,670            17,939,493              6,814,043
Cash                                                  13,892                    --                     --
Foreign currencies (cost $95,526, $0,
    $673,326, $0, and $0)                            677,349                    --                     --
Receivables:
    Investments sold                              11,596,222             5,330,265                564,593
    Dividends                                      1,293,554                73,905                 18,437
    Interest                                          65,833                59,679                  7,864
    Capital shares sold                            4,328,883               998,632                485,534
    Unrealized appreciation on foreign
        currency exchange contracts - 1 G              4,816                   227                     --
Other assets                                          63,333                49,587                 43,101
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     802,039,370           366,769,124             96,913,240
----------------------------------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                         11,901,327             3,898,684              1,347,600
    Capital shares redeemed                          930,049             1,387,618                348,662
    Adviser and affiliates                           515,855               288,898                 69,689
    Dividends and distributions                       11,997                   278                     --
    Accounts payable and accrued expenses            106,058               195,660                 92,813
    Due to custodian                                      --               972,787                151,761
    Unrealized depreciation on foreign
        currency exchange contracts - 1 G              7,210                 6,123                  1,273
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                 13,472,496             6,750,048              2,011,798
----------------------------------------------------------------------------------------------------------
NET ASSETS                                      $788,566,874          $360,019,076          $  94,901,442
                                                ============          ============          =============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------
Paid-in capital                                 $631,203,545          $261,746,616          $ 164,306,193
Distributions in excess of net investment
    income                                       (16,390,763)          (27,413,717)              (992,247)
Accumulated net realized gain (loss) on
    investments and foreign currencies            19,520,736            14,717,263           (102,060,668)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies            154,233,356           110,968,914             33,648,164
                                                ------------          ------------          -------------
Net assets applicable to capital shares
    outstanding                                 $788,566,874          $360,019,076          $  94,901,442
                                                ============          ============          =============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                55,186,347            17,717,561              8,868,655
                                                ============          ============          =============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
    REDEMPTION PRICE, PER SHARE                 $      14.29          $      20.32          $       10.70
                                                ============          ============          =============

See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS (UNAUDITED)

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

NET INVESTMENT INCOME

INCOME:
---------------------------------------------------------------------------
    Interest and other                                         $2,071,168

EXPENSES:
---------------------------------------------------------------------------
    Management fee                                                293,780
    Transfer agent fees and expenses                               94,896
    Accounting service fees and expenses                           16,518
    Professional fees                                              29,050
    Custodian fees                                                 43,317
    Shareholder reporting                                          37,104
    Registration fees                                              13,768
    Trustee fees and expenses                                      11,511
    Miscellaneous                                                  16,639
                                                               ----------
        Total expenses before reductions                          556,583
    Expenses offset - Note 1 J                                     (1,111)
    Expenses reimbursed - Note 2                                       --
    Net recouped fees - Note 2                                     45,136
                                                               ----------
        NET EXPENSES                                              600,608

---------------------------------------------------------------------------
NET INVESTMENT INCOME                                           1,470,560
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS
    Realized gain (loss) from securities                               --
    Net change in unrealized depreciation of:
        Investments                                                    --
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS                                                        --
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $1,470,560
                                                               ==========

See accompanying notes to financial statements.

94


                                                                   For the Six Months Ended December 31, 2005


                                                             U.S. GOVERNMENT
                                                               SECURITIES           NEAR-TERM        TAX FREE
                                                              SAVINGS FUND        TAX FREE FUND        FUND

NET INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------------------------------------------------
    Interest and other                                         $7,372,602           $ 297,408        $ 500,427

EXPENSES:
--------------------------------------------------------------------------------------------------------------
    Management fee                                                924,007              43,597           83,610
    Transfer agent fees and expenses                              190,569               7,250            8,160
    Accounting service fees and expenses                           35,673              24,483           23,771
    Professional fees                                              36,162              26,660           26,728
    Custodian fees                                                 39,115               6,676            7,198
    Shareholder reporting                                          58,811               2,568            2,976
    Registration fees                                              17,738               8,345            7,034
    Trustee fees and expenses                                      11,511              11,511           11,511
    Miscellaneous                                                  26,402               4,051            5,365
                                                               ----------           ---------        ---------
        Total expenses before reductions                        1,339,988             135,141          176,353
    Expenses offset - Note 1 J                                        (52)                (84)            (159)
    Expenses reimbursed - Note 2                                 (420,367)            (95,828)         (98,176)
    Net recouped fees - Note 2                                         --                  --               --
                                                               ----------           ---------        ---------
        NET EXPENSES                                              919,569              39,229           78,018

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           6,453,033             258,179          422,409
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS
    Realized gain (loss) from securities                               --             (46,736)          73,639
    Net change in unrealized depreciation of:
        Investments                                                    --            (137,698)        (385,479)
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS                                                        --            (184,434)        (311,840)
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $6,453,033           $  73,745        $ 110,569
                                                               ==========           =========        =========


See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS (UNAUDITED)

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------
    Dividends from unaffiliated issuers          $   74,402          $  216,877
    Dividends from affiliated issuers                    --                  --
    Foreign taxes withheld on dividends              (1,460)             (7,714)
                                                 ----------          ----------
        Net dividends                                72,942             209,163
    Interest and other                               33,340              53,642
                                                 ----------          ----------
        TOTAL INCOME                                106,282             262,805

EXPENSES:
----------------------------------------------------------------------------------
    Management fee                                   75,444             207,730
    Transfer agent fees and expenses                 43,993              49,811
    Accounting service fees and expenses             16,882              25,952
    Professional fees                                34,412              40,104
    Custodian fees                                   12,036              35,791
    Shareholder reporting                            14,051              13,392
    Registration fees                                 7,146               8,063
    Trustee fees and expenses                        11,511              11,511
    Miscellaneous                                     9,010              10,824
                                                 ----------          ----------
        Total expenses before reductions            224,485             403,178
    Expenses offset - Note 1 J                         (462)               (195)
    Expenses reimbursed - Note 2                    (47,995)                 --
                                                 ----------          ----------
        NET EXPENSES                                176,028             402,983
----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (69,746)           (140,178)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities of unaffiliated issuers        1,482,869           3,174,437
        Securities of affiliated issuers                 --                  --
        Foreign currency transactions                  (145)            (34,442)
        Written Options                                  --                  --
                                                 ----------          ----------
        NET REALIZED GAIN                         1,482,724           3,139,995
                                                 ----------          ----------
    Net change in unrealized appreciation
     (depreciation) of:
        Investments                                 359,874           1,799,691
        Other assets and liabilities
          denominated in foreign currencies             (77)              7,663
                                                 ----------          ----------
        NET UNREALIZED APPRECIATION                 359,797           1,807,354
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                   1,842,521           4,947,349
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $1,772,775          $4,807,171
                                                 ==========          ==========

See accompanying notes to financial statements.

96


                                                               For the Six Months Ended December 31, 2005

                                               GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                     FUND              MINERALS FUND             FUND

NET INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers          $  6,469,229          $    620,030          $   278,309
    Dividends from affiliated issuers                      --                43,480                   --
    Foreign taxes withheld on dividends              (767,308)              (46,168)              (8,142)
                                                 ------------          ------------          -----------
        Net dividends                               5,701,921               617,342              270,167
    Interest and other                              1,432,735               520,678              203,817
                                                 ------------          ------------          -----------
        TOTAL INCOME                                7,134,656             1,138,020              473,984

EXPENSES:
-----------------------------------------------------------------------------------------------------------
    Management fee                                  2,303,679             1,394,074              305,843
    Transfer agent fees and expenses                  471,633               266,158              158,633
    Accounting service fees and expenses              167,360                95,101               34,464
    Professional fees                                  60,277                76,922               59,162
    Custodian fees                                    158,522               124,699               35,507
    Shareholder reporting                              50,308                52,905               56,906
    Registration fees                                  29,122                15,981               10,804
    Trustee fees and expenses                          11,511                11,511               11,511
    Miscellaneous                                      24,776                40,739               27,312
                                                 ------------          ------------          -----------
        Total expenses before reductions            3,277,188             2,078,090              700,142
    Expenses offset - Note 1 J                        (20,236)               (3,683)                (599)
    Expenses reimbursed - Note 2                           --                    --                   --
                                                 ------------          ------------          -----------
        NET EXPENSES                                3,256,952             2,074,407              699,543
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        3,877,704              (936,387)            (225,559)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities of unaffiliated issuers         40,758,807            24,069,361            5,647,940
        Securities of affiliated issuers              329,000             1,921,291                   --
        Foreign currency transactions                (315,913)             (168,455)             (50,463)
        Written Options                                    --                    --               59,616
                                                 ------------          ------------          -----------
        NET REALIZED GAIN                          40,771,894            25,822,197            5,657,093
                                                 ------------          ------------          -----------
    Net change in unrealized appreciation
     (depreciation) of:
        Investments                                83,014,146            75,327,318           22,431,623
        Other assets and liabilities
          denominated in foreign currencies           (19,957)              (31,702)              (1,523)
                                                 ------------          ------------          -----------
        NET UNREALIZED APPRECIATION                82,994,189            75,295,616           22,430,100
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                   123,766,083           101,117,813           28,087,193
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $127,643,787          $100,181,426          $27,861,634
                                                 ============          ============          ===========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                          U.S. TREASURY SECURITIES
                                                                  CASH FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2005        YEAR ENDED
                                                       (UNAUDITED)          JUNE 30, 2005

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income                             $  1,470,560          $  1,286,744
    Net realized gain (loss)                                    --                    --
    Net unrealized depreciation                                 --                    --
                                                      ------------          ------------
        NET INCREASE IN NET ASSETS FROM
          OPERATIONS                                     1,470,560             1,286,744

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (1,472,075)           (1,284,803)
                                                      ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (1,472,075)           (1,284,803)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          392,869,206           885,364,783
    Distributions reinvested                             1,423,376             1,241,293
                                                      ------------          ------------
                                                       394,292,582           886,606,076
    Cost of shares redeemed                           (409,544,244)         (875,124,840)
                                                      ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS              (15,251,662)           11,481,236

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (15,253,177)           11,483,177
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    124,058,100           112,574,923

-----------------------------------------------------------------------------------------
END OF PERIOD                                         $108,804,923          $124,058,100
-----------------------------------------------------------------------------------------
Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                              $        (15)         $      1,500
                                                      ============          ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                        392,869,206           885,364,783
    Shares reinvested                                    1,423,376             1,241,293
    Shares redeemed                                   (409,544,244)         (875,124,840)
                                                      ------------          ------------
        NET SHARE ACTIVITY                             (15,251,662)           11,481,236
                                                      ============          ============

See accompanying notes to financial statements.

98




                                                    U.S. GOVERNMENT SECURITIES
                                                           SAVINGS FUND                          NEAR-TERM TAX FREE FUND
                                               -------------------------------------      ------------------------------------
                                               SIX MONTHS ENDED                             SIX MONTHS ENDED
                                               DECEMBER 31, 2005        YEAR ENDED          DECEMBER 31, 2005       YEAR ENDED
                                                  (UNAUDITED)          JUNE 30, 2005          (UNAUDITED)         JUNE 30, 2005

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income                        $   6,453,033         $   7,220,102           $   258,179          $   525,000
    Net realized gain (loss)                                --                10,041               (46,736)              (5,056)
    Net unrealized depreciation                             --                    --              (137,698)             (26,783)
                                                 -------------         -------------           -----------          -----------
        NET INCREASE IN NET ASSETS FROM
           OPERATIONS                                6,453,033             7,230,143                73,745              493,161

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                      (6,446,910)           (7,229,289)             (253,872)            (525,088)
                                                 -------------         -------------           -----------          -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (6,446,910)           (7,229,289)             (253,872)            (525,088)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                      142,332,405           282,004,726             1,578,396            5,862,192
    Distributions reinvested                         6,342,983             7,102,469               215,587              462,629
                                                 -------------         -------------           -----------          -----------
                                                   148,675,388           289,107,195             1,793,983            6,324,821
    Cost of shares redeemed                       (155,818,603)         (318,850,857)           (4,326,287)          (6,260,222)
                                                 -------------         -------------           -----------          -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS           (7,143,215)          (29,743,662)           (2,532,304)              64,599

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               (7,137,092)          (29,742,808)           (2,712,431)              32,672
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                411,978,718           441,721,526            18,705,788           18,673,116

---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                    $ 404,841,626         $ 411,978,718           $15,993,357          $18,705,788
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                         $     395,891         $     389,768           $    16,241          $    11,934
                                                 =============         =============           ===========          ===========

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                    142,332,405           282,004,726               732,118            2,682,173
    Shares reinvested                                6,342,983             7,102,469               100,032              211,912
    Shares redeemed                               (155,818,603)         (318,850,857)           (2,005,038)          (2,865,075)
                                                 -------------         -------------           -----------          -----------
        NET SHARE ACTIVITY                          (7,143,215)          (29,743,662)           (1,172,888)              29,010
                                                 =============         =============           ===========          ===========


See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                TAX FREE FUND
                                                   ---------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2005          YEAR ENDED
                                                      (UNAUDITED)            JUNE 30, 2005

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                     $    422,409            $    940,910
    Net realized gain                                      73,639                 154,365
    Net unrealized appreciation (depreciation)           (385,479)                488,415
                                                     ------------            ------------
        NET INCREASE IN NET ASSETS FROM
           OPERATIONS                                     110,569               1,583,690

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                           (421,304)               (938,868)
    From net capital gains                                     --                      --
                                                     ------------            ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (421,304)               (938,868)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                           3,482,623               4,959,533
    Distributions reinvested                              388,103                 867,531
    Proceeds from short-term trading fees                      --                      --
                                                     ------------            ------------
                                                        3,870,726               5,827,064
    Cost of shares redeemed                           (11,156,323)            (12,205,425)
                                                     ------------            ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS              (7,285,597)             (6,378,361)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (7,596,332)             (5,733,539)
------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    22,432,969              28,166,508

------------------------------------------------------------------------------------------
END OF PERIOD                                        $ 14,836,637            $ 22,432,969
------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                             $     27,316            $     26,211
                                                     ============            ============

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                           284,630                 403,159
    Shares reinvested                                      31,818                  70,591
    Shares redeemed                                      (917,432)               (986,794)
                                                     ------------            ------------
        NET SHARE ACTIVITY                               (600,984)               (513,044)
                                                     ============            ============

See accompanying notes to financial statements.

100



                                                                                                          CHINA REGION
                                                    ALL AMERICAN EQUITY FUND                            OPPORTUNITY FUND
                                              --------------------------------------         ---------------------------------------
                                               SIX MONTHS ENDED                               SIX MONTHS ENDED
                                              DECEMBER 31, 2005         YEAR ENDED           DECEMBER 31, 2005         YEAR ENDED
                                                 (UNAUDITED)           JUNE 30, 2005            (UNAUDITED)           JUNE 30, 2005

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                 $   (69,746)           $   (17,399)            $  (140,178)           $  (174,051)
    Net realized gain                              1,482,724              1,502,686               3,139,995              1,467,778
    Net unrealized appreciation (depreciation)       359,797                 73,894               1,807,354              4,486,129
                                                 -----------            -----------             -----------            -----------
        NET INCREASE IN NET ASSETS FROM
          OPERATIONS                               1,772,775              1,559,181               4,807,171              5,779,856

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------------------------------------
    From net investment income                            --                     --                (909,532)              (727,576)
    From net capital gains                          (455,916)                    --                      --                     --
                                                 -----------            -----------             -----------            -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (455,916)                    --                (909,532)              (727,576)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                      1,420,140              3,408,040               6,615,233              9,341,110
    Distributions reinvested                         446,686                     --                 876,930                697,792
    Proceeds from short-term trading fees                390                  1,380                   7,472                 60,238
                                                 -----------            -----------             -----------            -----------
                                                   1,867,216              3,409,420               7,499,635             10,099,140
    Cost of shares redeemed                       (1,975,176)            (5,689,533)             (4,585,052)           (19,730,277)
                                                 -----------            -----------             -----------            -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS           (107,960)            (2,280,113)              2,914,583             (9,631,137)

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              1,208,899               (720,932)              6,812,222             (4,578,857)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                               19,253,063             19,973,995              30,510,709             35,089,566

------------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                    $20,461,962            $19,253,063             $37,322,931            $30,510,709
------------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                         $   (69,746)           $        --             $(1,868,544)           $  (818,834)
                                                 ===========            ===========             ===========            ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                       54,821                149,151                 908,351              1,423,522
    Shares reinvested                                 16,768                     --                 115,690                105,248
    Shares redeemed                                  (76,643)              (248,836)               (635,779)            (3,070,853)
                                                 -----------            -----------             -----------            -----------
        NET SHARE ACTIVITY                            (5,054)               (99,685)                388,262             (1,542,083)
                                                 ===========            ===========             ===========            ===========


  STATEMENTS OF CHANGES IN NET ASSETS

                                                            GLOBAL RESOURCES FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2005       YEAR ENDED
                                                       (UNAUDITED)         JUNE 30, 2005

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                     $   3,877,704         $   2,595,704
    Net realized gain                                   40,771,894            38,599,722
    Net unrealized appreciation (depreciation)          82,994,189            58,957,966
                                                     -------------         -------------
        NET INCREASE IN NET ASSETS FROM
          OPERATIONS                                   127,643,787           100,153,392

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                         (16,043,181)           (7,961,606)
    From net capital gains                             (53,477,271)           (6,887,607)
                                                     -------------         -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (69,520,452)          (14,849,213)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          375,437,681           584,409,388
    Distributions reinvested                            65,860,313            14,127,634
    Proceeds from short-term trading fees                   47,934                78,875
                                                     -------------         -------------
                                                       441,345,928           598,615,897
    Cost of shares redeemed                           (199,085,826)         (331,310,682)
                                                     -------------         -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS              242,260,102           267,305,215

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  300,383,437           352,609,394
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    488,183,437           135,574,043

-----------------------------------------------------------------------------------------
END OF PERIOD                                        $ 788,566,874         $ 488,183,437
-----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                             $ (16,390,763)        $  (4,225,286)
                                                     =============         =============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                         26,049,980            50,711,235
    Shares reinvested                                    4,615,299             1,353,225
    Shares redeemed                                    (14,003,342)          (29,694,876)
                                                     -------------         -------------
        NET SHARE ACTIVITY                              16,661,937            22,369,584
                                                     =============         =============

See accompanying notes to financial statements.

102


                                                           WORLD PRECIOUS
                                                           MINERALS FUND                             GOLD SHARES FUND
                                               -------------------------------------       -------------------------------------
                                                SIX MONTHS ENDED                            SIX MONTHS ENDED
                                               DECEMBER 31, 2005        YEAR ENDED         DECEMBER 31, 2005        YEAR ENDED
                                                  (UNAUDITED)          JUNE 30, 2005          (UNAUDITED)          JUNE 30, 2005

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                $    (936,387)        $  (2,705,134)          $    (225,559)        $    (776,404)
    Net realized gain                              25,822,197            40,347,602               5,657,093             7,821,039
    Net unrealized appreciation (depreciation)     75,295,616            (2,155,120)             22,430,100              (432,535)
                                                -------------         -------------           -------------         -------------
        NET INCREASE IN NET ASSETS FROM
          OPERATIONS                              100,181,426            35,487,348              27,861,634             6,612,100

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                    (11,327,580)           (7,944,295)             (1,018,347)             (428,417)
    From net capital gains                         (6,323,156)                   --                      --                    --
                                                -------------         -------------           -------------         -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS       (17,650,736)           (7,944,295)             (1,018,347)             (428,417)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                     268,855,860           678,942,013             123,825,747           188,220,324
    Distributions reinvested                       16,536,899             7,470,390                 941,813               393,191
    Proceeds from short-term trading fees             566,595             1,362,092                 273,772               397,737
                                                -------------         -------------           -------------         -------------
                                                  285,959,354           687,774,495             125,041,332           189,011,252
    Cost of shares redeemed                      (276,783,410)         (693,856,608)           (120,799,273)         (198,110,589)
                                                -------------         -------------           -------------         -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS           9,175,944            (6,082,113)              4,242,059            (9,099,337)

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              91,706,634            21,460,940              31,085,346            (2,915,654)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                               268,312,442           246,851,502              63,816,096            66,731,750

----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                   $ 360,019,076         $ 268,312,442           $  94,901,442         $  63,816,096
----------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                        $ (27,413,717)        $ (15,149,750)          $    (992,247)        $     251,659
                                                =============         =============           =============         =============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                    15,528,567            44,715,320              14,254,381            24,910,192
    Shares reinvested                                 851,979               460,566                  91,795                48,363
    Shares redeemed                               (15,975,482)          (45,905,829)            (13,801,382)          (26,162,376)
                                                -------------         -------------           -------------         -------------
        NET SHARE ACTIVITY                            405,064              (729,943)                544,794            (1,203,821)
                                                =============         =============           =============         =============

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (Funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a Fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

 and before a Fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a Fund's performance in the same way in the future.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

 amount of the premium. There were no written options open at December 31, 2005.

 Transactions in options purchased during the six months ended
 December 31, 2005, were as follows:

                                                           WORLD PRECIOUS
                          GLOBAL RESOURCES FUND             MINERALS FUND               GOLD SHARES FUND
                       ---------------------------------------------------------------------------------------
                       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                       CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)

  Options outstanding
    at June 30, 2005        700     $     81,743       6,565       $1,162,855        1,495       $  318,959
  Options purchased      25,716       21,376,232       8,850        1,947,995        8,540        1,526,108
  Options sold          (13,982)     (11,267,798)     (2,555)        (626,240)        (945)        (268,211)
  Options expired            --               --          --               --           --               --
                       --------     ------------      ------       ----------        -----       ----------
  Options outstanding
    at December 31,
    2005                 12,434     $ 10,190,177      12,860       $2,484,610        9,090       $1,576,856
                       ========     ============      ======       ==========        =====       ==========

 Transactions in written call options during the six months ended
  December 31, 2005, were as follows:

                                                                     GOLD SHARES FUND
                                                                ---------------------------
                                                                NUMBER OF      PREMIUMS
                                                                CONTRACTS   PAID/(RECEIVED)

  Options outstanding at June 30, 2005                              --         $     --
  Options written                                                  225           59,616
  Options terminated in closing purchase transactions             (225)         (59,616)
  Options expired                                                   --               --
  Options exercised                                                 --               --
                                                                  ----         --------
  Options outstanding at December 31, 2005                          --         $     --
                                                                  ====         ========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transaction. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

 forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

 Open forward foreign currency contracts at December 31, 2005 were:

                                           FOREIGN     IN EXCHANGE   SETTLEMENT                UNREALIZED      UNREALIZED
  FUND CONTRACT                            CURRENCY      FOR USD        DATE       VALUE      APPRECIATION   (DEPRECIATION)
  -------------------------------------------------------------------------------------------------------------------------
  All American Equity
      SALES:
      Canadian Dollar                     $   21,000   $   17,987     01/03/06   $   18,016      $   --         $   (29)
      Canadian Dollar                         31,850       27,281     01/03/06       27,324          --             (43)
      Canadian Dollar                         31,855       27,285     01/03/06       27,328          --             (43)
                                          ----------   ----------                ----------      ------         -------
                                              84,705       72,553                    72,668          --            (115)
  China Region Opportunity
      SALES:
      Canadian Dollar                         15,534       13,305     01/17/06       13,326          --             (21)

  Global Resources
      PURCHASES:
      British Pound                           31,209       53,754     01/03/06       53,634          --            (120)
      British Pound                            1,737        3,000     01/03/06        2,985          --             (15)
      British Pound                           36,600       63,116     01/03/06       62,898          --            (218)
                                          ----------   ----------                ----------      ------         -------
                                              69,546      119,870                   119,517          --            (353)
      SALES:
      Canadian Dollar                      2,740,694    2,347,490     01/03/06    2,351,215          --          (3,725)
      Canadian Dollar                        787,146      674,793     01/03/06      675,285          --            (492)
      Canadian Dollar                        491,995      426,894     01/12/06      422,078       4,816              --
      Canadian Dollar                      1,261,650    1,079,717     01/18/06    1,082,357          --          (2,640)
                                          ----------   ----------                ----------      ------         -------
                                           5,281,485    4,528,894                 4,530,935       4,816          (6,857)
  World Precious Minerals
      SALES:
      Canadian Dollar                      1,529,241    1,309,842     01/03/06    1,311,921          --          (2,079)
      Canadian Dollar                        856,525      734,269     01/03/06      734,805          --            (536)
      Canadian Dollar                        501,915      427,890     01/06/06      430,588          --          (2,698)
      Canadian Dollar                        228,000      194,789     01/17/06      195,599          --            (810)
      British Pound                           35,829       61,590     01/03/06       61,573          17              --
      British Pound                           35,396       61,040     01/03/06       60,830         210              --
                                          ----------   ----------                ----------      ------         -------
                                           3,186,906    2,789,420                 2,795,316         227          (6,123)
  Gold Shares
      SALES:
      Canadian Dollar                         75,944       65,048     01/03/06       65,152          --            (104)
      Canadian Dollar                        167,305      142,630     01/06/06      143,529          --            (899)
      Canadian Dollar                         76,000       64,930     01/17/06       65,200          --            (270)
                                          ----------   ----------                ----------      ------         -------
                                             319,249      272,608                   273,881          --          (1,273)

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005


 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The Funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 J. EXPENSES
 Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund less than 30 days are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund less than 180 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources Fund held less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in the World Precious Minerals and Gold Shares Funds less than 30 days are subject to a short-term trading fee equal to 0.50% of the proceeds of the redeemed shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2007, furnishes management and

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

 investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                          ANNUAL PERCENTAGE OF
               FUND                     AVERAGE DAILY NET ASSETS
  --------------------------------------------------------------------
  Gold Shares, All American        .75% of the first $250,000,000 and
  Equity and Tax Free              .50% of the excess

  U.S. Treasury Securities Cash    .50% of the first $250,000,000 and
  and U.S. Government Securities   .375% of the excess
  Savings

  World Precious Minerals and      1.00% of the first $250,000,000 and
  Global Resources                 .50% of the excess

  Near-Term Tax Free               0.50%

  China Region Opportunity         1.25%

 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended December 31, 2005, were voluntarily limited as follows: U.S. Government Securities Savings at 0.45%, Near-Term Tax Free at 0.45%, Tax Free at 0.70% and All American Equity at 1.75%. In addition, the Adviser has contractually limited total fund operating expenses to not exceed 0.45% for the U.S. Government Securities Savings Fund, 0.45% for the Near-Term Tax Free Fund, 0.70% for the Tax Free Fund and 1.75% for the All American Equity Fund on an annualized basis through November 01, 2006, and until such later date as the Adviser determines.

 The Adviser has also voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the fund's yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's yield to fall below the Minimum Yield. For the year ended June 30, 2004, fees waived and/or expenses reimbursed as a result of this agreement were $45,136 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through June 30, 2007. The U.S. Treasury Securities Cash

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005


 Fund reimbursed the Adviser the previously waived amount of $45,136 during the six months ended December 31, 2005.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based primarily on average net assets of the Funds. Additionally, the Adviser was reimbursed for in-house legal and internal administration services pertaining to the Funds during the six months ended December 31, 2005, in the amounts of $116,483 and $19,428, respectively.

 During the six months ended December 31, 2005, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $165,935 for mailing services provided to the Funds.

 The independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

NOTE 3: INVESTMENT ACTIVITY

 Cost of purchases and proceeds from sales of long-term securities for the six months ended December 31, 2005, are summarized as follows:

  FUND                                        PURCHASES        SALES
  ----------------------------------------------------------------------
  Near-Term Tax Free                         $  2,574,868   $  4,725,019
  Tax Free                                      2,695,617      9,619,755
  All American Equity                          33,471,625     34,721,305
  China Region Opportunity                     28,797,935     27,233,292
  Global Resources                            637,957,642    426,062,649
  World Precious Minerals                      67,098,711     76,532,234
  Gold Shares                                  20,139,840     22,010,659

 U.S. Treasury Securities Cash and U.S. Government Securities
 Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the period.

 Fair valued securities which were primarily composed of restricted securities, as a percentage of net assets at December 31, 2005, were 1.04% of China Region

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

 Opportunity, 3.28% of Global Resources, 3.91% of World Precious Minerals and 1.65% of Gold Shares.

 Investments in foreign issuers as a percent of total investments at December 31, 2005, were: 82.33% of China Region Opportunity, 59.84% of Global Resources, 88.98% of World Precious Minerals and 77.76% of Gold Shares.

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of the securities owned at December 31, 2005, and the tax basis components of net unrealized appreciation or depreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                  AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
              FUND                 TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash  $107,521,295  $        --    $        --     $         --
  U.S. Government Securities
    Savings                       403,736,513           --             --               --
  Near-Term Tax Free               15,812,531      126,761       (180,256)         (53,495)
  Tax Free                         14,060,413      630,386             --          630,386
  All American Equity              17,167,130    2,768,376       (462,954)       2,305,422
  China Region Opportunity         29,695,239    7,868,160       (730,579)       7,137,581
  Global Resources                629,748,521  161,567,723     (7,320,756)     154,246,967
  World Precious Minerals         249,271,863  128,069,088    (17,084,122)     110,984,966
  Gold Shares                      62,144,188   35,821,761     (2,172,238)      33,649,523

 As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

                              UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                               TAX EXEMPT       ORDINARY        LONG-TERM      APPRECIATION
             FUND                INCOME          INCOME       CAPITAL GAINS   (DEPRECIATION)
  ------------------------------------------------------------------------------------------
  U.S. Treasury Securities
    Cash                         $    --       $     5,746     $       --       $        --
  U.S. Government Securities
    Savings                           --           401,746             --                --
  Near-Term Tax Free                  --            17,634             --            84,203
  Tax Free                        12,909            18,961             --         1,015,867
  All American Equity                 --                --             --         1,911,068
  China Region Opportunity            --           835,848             --         3,650,266
  Global Resources                    --        30,142,003      7,775,842        61,322,149
  World Precious Minerals             --        11,527,187             --         7,009,770
  Gold Shares                         --         1,223,845             --        10,043,528

 The differences between book-basis and tax-basis unrealized appreciation (depreciation) for China Region Opportunity, Global
 Resources, World Precious Minerals and Gold Shares are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment companies (PFIC).

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

 The tax character of distributions paid during the six months ended December 31, 2005, were as follows:

                                   TAX-EXEMPT     ORDINARY       LONG-TERM
               FUND                  INCOME        INCOME      CAPITAL GAINS      TOTAL
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash     $     --     $1,472,075     $        --    $ 1,472,075
  U.S. Government Securities
   Savings                                --      6,446,910              --      6,446,910
  Near-Term Tax Free                 213,836         40,036              --        253,872
  Tax Free                           374,106         47,198              --        421,304
  All American Equity                     --             --         455,916        455,916
  China Region Opportunity                --        909,532              --        909,532
  Global Resources                        --     59,079,652      10,440,800     69,520,452
  World Precious Minerals                 --     12,189,828       5,460,908     17,650,736
  Gold Shares                             --      1,018,347              --      1,018,347

 The tax character of distributions paid during the fiscal year ended June 30, 2005, were as follows:

                                   TAX-EXEMPT     ORDINARY       LONG-TERM
               FUND                  INCOME        INCOME      CAPITAL GAINS      TOTAL
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash     $     --     $1,284,803      $       --    $ 1,284,803
  U.S. Government Securities
   Savings                                --      7,229,289              --      7,229,289
  Near-Term Tax Free                 490,494         34,594              --        525,088
  Tax Free                           893,128         45,740              --        938,868
  All American Equity                     --             --              --             --
  China Region Opportunity                --        727,576              --        727,576
  Global Resources                        --      9,712,693       5,136,520     14,849,213
  World Precious Minerals                 --      7,944,295              --      7,944,295
  Gold Shares                             --        428,417              --        428,417

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of June 30, 2005, are as follows:

                                                      EXPIRATION DATE
                FUND                   2006          2007          2008         2009
  -------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash     $        --   $     7,527   $   10,657   $       --
  U.S. Government Securities
   Savings                                   --            --           --           --
  Near-Term Tax Free                         --            --       17,590       59,454
  Tax Free                                   --            --           --      338,259
  All American Equity                        --            --           --           --
  China Region Opportunity                   --     1,396,956    4,657,144    3,347,272
  Global Resources                           --            --           --           --
  World Precious Minerals                    --            --           --           --
  Gold Shares                        49,313,088    50,050,196    2,931,501    4,098,335

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

                                          EXPIRATION DATE
            FUND               2010         2011       2012       2013        TOTAL
  -------------------------------------------------------------------------------------
  U.S. Treasury Securities
    Cash                    $       --   $      287   $    --   $     --   $     18,471
  U.S. Government
    Securities Savings              --           --    12,079         --         12,079
  Near-Term Tax Free                --           --    46,218     33,686        156,948
  Tax Free                          --           --    90,567    421,236        850,062
  All American Equity               --      119,602        --         --        119,602
  China Region Opportunity     193,867       80,860        --         --      9,676,099
  Global Resources                  --           --        --         --             --
  World Precious Minerals    2,795,187           --        --         --      2,795,187
  Gold Shares                       --    1,122,291        --         --    107,515,411

                                POST OCTOBER 31, 2004       POST OCTOBER 31, 2004
              FUND              CAPITAL LOSS DEFERRAL       CURRENCY LOSS DEFERRAL
  --------------------------------------------------------------------------------
  Near-Term Tax Free                      297                          --
  Tax Free                                 18                          --

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2005.

NOTE 5: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Precious Minerals present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co. (BBH). Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each fund has a maximum borrowing limit of 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at December 31, 2005.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2005

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At December 31, 2005, individual shareholders holding more than 5% of outstanding shares comprised 8.25% of the Tax Free Fund. In addition, the Adviser held 5.21% of the Near-Term Tax Free Fund.

NOTE 8: NEAR-TERM TAX FREE FUND STOCK SPLIT

 Effective as of the close of business on January 3, 2005, Near-Term Tax Free Fund instituted a 5-for-1 stock split. All capital share activity and per share data for Near-Term Tax Free Fund for the previous periods presented in these financial statements has been adjusted to reflect the stock split.

  FINANCIAL HIGHLIGHTS

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/05          2005          2004          2003         2002          2001
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .01           .01            --(a)        .01          .01           .05
  Net realized and unrealized gain                --            --            --            --           --            --
                                            --------      --------      --------      --------     --------      --------
  Total from investment activities               .01           .01            --(a)        .01          .01           .05
                                            --------      --------      --------      --------     --------      --------
Distributions from net investment income        (.01)         (.01)           --(a)       (.01)        (.01)         (.05)

----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       1.27%         1.12%          .08%          .57%        1.43%         4.59%
Ratios to Average Net Assets (c):
  Net investment income                         2.50%         1.11%          .07%          .52%        1.43%         4.62%
  Total expenses                                 .95%          .97%         1.00%          .97%        1.00%         1.06%
  Expenses reimbursed or offset                   --(d)         --(d)       (.04)%          --(d)        --(d)         --(d)
  Net recouped fees                              .07%           --            --            --           --            --
  Net expenses                                  1.02%          .97%          .96%          .97%        1.00%         1.06%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $108,805      $124,058      $112,575      $123,879     $134,930      $130,832

U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/05       2005       2004       2003       2002       2001

NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .02        .02        .01        .01        .02        .05
  Net realized and unrealized gain                --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .02        .02        .01        .01        .02        .05
                                            --------   --------   --------   --------   --------   --------
Distributions from net investment income        (.02)      (.02)      (.01)      (.01)      (.02)      (.05)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       1.60%      1.70%       .63%      1.09%      2.20%      5.42%
Ratios to Average Net Assets (c):
  Net investment income                         3.16%      1.67%       .61%      1.08%      2.20%      5.41%
  Total expenses                                 .66%       .65%       .65%       .61%       .59%       .60%
  Expenses reimbursed or offset                 (.21)%     (.20)%     (.20)%     (.16)%     (.14)%     (.20)%
  Net expenses                                   .45%       .45%       .45%       .45%       .45%       .40%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $404,842   $411,979   $441,722   $529,829   $691,843   $782,242

(a) The per share amount does not round to a full penny.

(b) Total Returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(d) Ratio does not round to 0.01%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/05      2005*      2004*      2003*     2002*     2001*

NET ASSET VALUE, BEGINNING OF PERIOD          $2.17      $2.17      $2.23      $2.16     $2.12     $2.06
--------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                         .03        .07        .06        .06       .08       .09
  Net realized and unrealized gain
    (loss)                                     (.02)      (.01)      (.06)       .07       .04       .06
                                            -------    -------    -------    -------    ------    ------
  Total from investment activities              .01        .06        .00        .13       .12       .15
                                            -------    -------    -------    -------    ------    ------
Distributions from net investment
  income                                       (.03)      (.06)      (.06)      (.06)     (.08)     (.09)

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $2.15      $2.17      $2.17      $2.23     $2.16     $2.12
--------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)      .56%       2.75%       .20%      5.97%     5.65%     7.21%
Ratios to Average Net Assets (b):
  Net investment income                        2.96%      2.79%      2.73%      2.83%     3.73%     4.15%
  Total expenses                               1.55%      1.49%      1.25%      1.44%     2.63%     2.72%
  Expenses reimbursed or offset               (1.10)%    (1.04)%     (.80)%     (.94)%   (2.01)%   (2.02)%
  Net expenses                                  .45%       .45%       .45%       .50%      .62%      .70%
Portfolio turnover rate                          16%         5%        21%        20%       19%       23%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $15,993    $18,706    $18,673    $21,979    $9,752    $6,035

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/05      2005      2004      2003      2002      2001
NET ASSET VALUE, BEGINNING OF PERIOD        $12.33    $12.08    $12.65    $12.18    $11.95    $11.38
----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                        .26       .44       .43       .42       .50       .53
  Net realized and unrealized gain
    (loss)                                    (.16)      .25      (.58)      .48       .23       .57
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities             .10       .69      (.15)      .90       .73      1.10
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                  (.25)     (.44)     (.42)     (.43)     (.50)     (.53)
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.25)     (.44)     (.42)     (.43)     (.50)     (.53)

----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $12.18    $12.33    $12.08    $12.65    $12.18    $11.95
----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees)
(a)                                            .83%     5.78%    (1.25)%    7.49%     6.18%     9.81%
Ratios to Average Net Assets (b):
  Net investment income                       3.79%     3.50%     3.22%     3.34%     4.13%     4.50%
  Total expenses                              1.58%     1.47%     1.09%     1.22%     1.56%     1.53%
  Expenses reimbursed or offset               (.88)%    (.77)%    (.39)%    (.52)%    (.86)%    (.83)%
  Net expenses                                 .70%      .70%      .70%      .70%      .70%      .70%
Portfolio turnover rate                         14%       40%       54%       26%       22%       19%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $14,837   $22,433   $28,167   $55,283   $21,698   $20,248

* The values shown for Near-Term Tax Free Fund for the current period and prior periods have been adjusted to reflect the 5-for-1 stock split, which was effective on January 3, 2005.

(a) Total Returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

116

  FINANCIAL HIGHLIGHTS

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/05      2005      2004      2003      2002      2001

NET ASSET VALUE, BEGINNING OF PERIOD        $24.47    $22.53    $19.15    $21.20    $25.44    $45.18
----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                (.09)     (.02)     (.11)     (.03)     (.03)      .08
  Net realized and unrealized gain
    (loss)                                    2.39      1.96      3.49     (2.02)    (4.20)   (11.42)
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            2.30      1.94      3.38     (2.05)    (4.23)   (11.34)
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                    --        --        --        --      (.01)     (.08)
  From net realized gains                     (.59)       --        --        --        --     (8.32)
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.59)       --        --        --      (.01)    (8.40)
Short-Term Trading Fees* (a)                    --        --        --        --        --        --
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $26.18    $24.47    $22.53    $19.15    $21.20    $25.44
----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (b)     9.36%     8.61%    17.65%    (9.67)%  (16.62)%  (27.96)%
Ratios to Average Net Assets (c):
  Net investment income (loss)                (.69)%    (.09)%    (.49)%    (.12)%    (.12)%     .25%
  Total expenses                              2.23%     2.44%     2.31%     2.56%     2.19%     1.69%
  Expenses reimbursed or offset               (.48)%    (.69)%    (.56)%   (1.06)%    (.73)%    (.69)%
  Net expenses                                1.75%     1.75%     1.75%     1.50%     1.46%     1.00%
Portfolio turnover rate                        184%      262%       96%      119%       75%       85%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $20,462   $19,253   $19,974   $18,334   $20,713   $26,942

CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/05        2005        2004        2003        2002        2001

NET ASSET VALUE, BEGINNING OF PERIOD         $6.87       $5.86       $4.17       $4.38       $4.92       $6.11
--------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                         (.02)       (.06)         --*       (.02)       (.04)       (.04)
  Net realized and unrealized gain
    (loss)                                    1.07        1.22        1.69        (.20)       (.51)      (1.11)
                                           -------     -------     -------     -------     -------     -------
  Total from investment activities            1.05        1.16        1.69        (.22)       (.55)      (1.15)
                                           -------     -------     -------     -------     -------     -------
Distributions
  From net investment income                  (.19)       (.16)       (.05)         --          --        (.06)
                                           -------     -------     -------     -------     -------     -------
  Total distributions                         (.19)       (.16)       (.05)         --          --        (.06)
Short-Term Trading Fees*                        --(a)      .01         .05         .01         .01         .02
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $7.73       $6.87       $5.86       $4.17       $4.38       $4.92
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (b)    15.40%      19.98%      41.63%      (4.79)%    (10.98)%    (18.45)%
Ratios to Average Net Assets (c):
  Net investment income (loss)                (.84)%      (.54)%       .05%       (.60)%      (.83)%      (.56)%
  Total expenses                              2.42%       2.56%       2.25%       3.91%       3.54%       3.04%
  Expenses reimbursed or offset (d)             --          --          --          --          --          --
  Net expenses                                2.42%       2.56%       2.25%       3.91%       3.54%       3.04%
Portfolio turnover rate                         90%        136%        126%         44%         29%          4%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $37,323     $30,511     $35,090     $12,815     $12,003     $15,123

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total Returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(d) Ratio does not round to 0.01%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/05       2005        2004         2003        2002        2001

NET ASSET VALUE, BEGINNING OF PERIOD        $12.67      $8.39       $5.14        $4.93       $4.01       $3.88
------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                 .13        .25         .12         (.05)       (.06)       (.06)
  Net realized and unrealized gain            2.86       4.67        3.26          .35         .98         .19
                                          --------   --------    --------      -------     -------     -------
  Total from investment activities            2.99       4.92        3.38          .30         .92         .13
                                          --------   --------    --------      -------     -------     -------
Distributions
  From net investment income                  (.32)      (.34)       (.13)        (.09)         --          --
  From net realized gains                    (1.05)      (.30)         --           --          --          --
                                          --------   --------    --------      -------     -------     -------
  Total distributions                        (1.37)      (.64)       (.13)        (.09)         --          --
Short-Term Trading Fees* (a)                    --         --          --           --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $14.29     $12.67       $8.39        $5.14       $4.93       $4.01
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (b)    23.57%     60.21%      65.73%        6.43%      22.94%       3.35%
Ratios to Average Net Assets (c):
  Net investment income (loss)                1.16%       .91%        .74%       (1.38)%     (1.57)%     (1.47)%
  Total expenses                               .98%      1.30%       1.54%        3.75%       3.83%       3.61%
  Expenses reimbursed or offset               (.01)%       --(d)       --(d)        --(d)       --(d)       --(d)
  Net expenses                                 .97%      1.30%       1.54%        3.75%       3.83%       3.61%
Portfolio turnover rate                         71%       116%        140%         101%         96%         65%

NET ASSETS, END OF PERIOD (IN
  THOUSANDS)                              $788,567   $488,183    $135,574      $14,884     $14,900     $11,887

WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/05        2005        2004        2003        2002        2001
NET ASSET VALUE, BEGINNING OF PERIOD         $15.50      $13.68       $9.75      $10.43       $5.28       $6.43
---------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                          (.01)       (.22)       (.17)*      (.05)       (.07)       (.10)
  Net realized and unrealized gain (loss)      5.84        2.42        5.85        (.52)       5.18       (1.04)
                                           --------    --------    --------    --------     -------    --------
  Total from investment activities             5.83        2.20        5.68        (.57)       5.11       (1.14)
                                           --------    --------    --------    --------     -------    --------
Distributions
  From net investment income                   (.67)       (.46)      (1.86)       (.25)         --        (.02)
  From net realized gains                      (.37)
                                           --------    --------    --------    --------     -------    --------
  Total distributions                         (1.04)       (.46)      (1.86)       (.25)         --        (.02)
Short-Term Trading Fees*                        .03         .08         .11         .14         .04         .01
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $20.32      $15.50      $13.68       $9.75      $10.43       $5.28
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account
  fees) (b)                                   38.15%      16.50%      57.42%      (4.02)%     97.54%     (17.54)%
Ratios to Average Net Assets (c):
  Net investment loss                          (.61)%     (1.01)%     (1.15)%     (1.36)%     (1.32)%     (1.51)%
  Total expenses                               1.36%       1.48%       1.47%       1.92%       2.27%       2.86%
  Expenses reimbursed or offset (d)              --          --          --          --          --          --
  Net expenses                                 1.36%       1.48%       1.47%       1.92%       2.27%       2.86%
Portfolio turnover rate                          24%         55%         65%        141%        104%         68%

NET ASSETS, END OF PERIOD (IN
  THOUSANDS)                               $360,019    $268,312    $246,852    $107,212     $97,044     $42,455

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total Returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(d) Ratio does not round to 0.01%.

See accompanying notes to financial statements.

118

  FINANCIAL HIGHLIGHTS

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/05      2005      2004      2003      2002      2001

NET ASSET VALUE, BEGINNING OF PERIOD          $7.67     $7.00     $5.18     $5.28     $2.83     $2.92
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                          (.02)     (.11)     (.10)     (.10)     (.06)     (.09)
  Net realized and unrealized gain (loss)      3.14       .79      1.91      (.02)     2.48      (.01)
                                            -------   -------   -------   -------   -------   -------
  Total from investment activities             3.12       .68      1.81      (.12)     2.42      (.10)
                                            -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                   (.12)     (.05)     (.03)       --        --        --
                                            -------   -------   -------   -------   -------   -------
  Total distributions                          (.12)     (.05)     (.03)       --        --        --
Short-Term Trading Fees*                        .03       .04       .04       .02       .03       .01

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $10.70     $7.67     $7.00     $5.18     $5.28     $2.83
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)     41.11%    10.19%    35.57%    (1.89)%   86.57%    (3.08)%
Ratios to Average Net Assets (b):
  Net investment loss                          (.55)%   (1.13)%   (1.45)%   (1.98)%   (1.99)%   (2.93)%
  Total expenses                               1.72%     1.97%     1.93%     2.64%     3.57%     5.79%
  Expenses reimbursed or offset (c)              --        --        --        --        --        --
  Net expenses                                 1.72%     1.97%     1.93%     2.64%     3.57%     5.79%
Portfolio turnover rate                          28%       66%       85%      138%      164%       95%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $94,901   $63,816   $66,732   $45,720   $52,911   $22,231

*   Based on average monthly shares outstanding.

(a) Total Returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c) Ratio does not round to 0.01%.

See accompanying notes to financial statements.

  ADDITIONAL INFORMATION (UNAUDITED)

 PROXY VOTING

 A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds' statement of additional information (Form 485B), which can be found on the SEC's website at www.sec.gov.

 Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

 The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

  NOTES

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

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

ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required only in annual report on Form N-CSR.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications of principal executive officer and principal financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS



By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    March 8, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:       /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    March 8, 2006




By:       /s/ Catherine A. Rademacher
         -----------------------------------
         Catherine A. Rademacher
         Treasurer

Date:    March 8, 2006

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002